SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 33-43758)
UNDER THE SECURITIES ACT OF 1933             [X]
 Pre-Effective Amendment No.                 [ ]
 Post-Effective Amendment No. 22             [X]

and

REGISTRATION STATEMENT (No. 811-6453)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 22                            [X]

Fidelity Court Street Trust II
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (            ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (January 25, 1999) pursuant to paragraph (a)(1) of Rule 485. ( ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY COURT STREET TRUST II:
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

CROSS REFERENCE SHEET

 FORM N-1A
 ITEM NUMBER PROSPECTUS SECTION
 1 a    1-3  Front Cover Page
   b    1-4  Back Cover Page
 2 a, b      Investment Summary; Investment Details
   c    1    Investment Summary; Investment Details
        2.   Performance
 3           Fee Table
 4 a         Investment Details
   b, c      Investment Summary; Investment Details
 5    *
 6 a    1    Front Cover Page; Fee Table; Fund Management
        2    *
        3    *
   b         *
 7 a         Valuing Shares; Buying and Selling Shares
   b         Buying and Selling Shares; Account Features and Policies
   c         Buying and Selling Shares; Exchanging Shares;
             Account Features and Policies
   d         Dividends and Capital Gains Distributions
   e    1    Investment Summary; Investment Details; Tax
             Consequences
        2    Tax Consequences
        3    *
   f         *
 8           *
 9 a         **
   b         *
 ______________
 * Not Applicable
 ** To be filed by amendment


LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY'S
CONNECTICUT MUNICIPAL
FUNDS

SPARTAN(registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND (fund number 425, trading symbol SPCXX)

FIDELITY(registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND (fund number 418, trading symbol FCMXX)

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
(fund number 407, trading symbol FICNX)

PROSPECTUS
JANUARY 25, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             4   INVESTMENT SUMMARY

                         5   PERFORMANCE

                         6   FEE TABLE

FUND BASICS              8   INVESTMENT DETAILS

                         9   VALUING SHARES

SHAREHOLDER INFORMATION  9   BUYING AND SELLING SHARES

                         14  EXCHANGING SHARES

                         15  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         19  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS


FUND SUMMARY

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Spartan Connecticut Municipal Money Market seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from Connecticut personal income tax, as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing at least 65% of total assets in municipal securities whose interest is exempt from Connecticut personal income tax.
(small solid bullet) Investing so that at least 80% of the fund's income is exempt from federal income tax.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects. (small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENTS RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Connecticut can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE. Connecticut Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing at least 65% of total assets in municipal securities whose interest is exempt from Connecticut personal income tax.
(small solid bullet) Investing so that at least 80% of the fund's income distributions is exempt from federal income tax.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects. (small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Connecticut can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security may cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT OBJECTIVE. Spartan Connecticut Municipal Income Fund seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax.

PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing so that at least 80% of the fund's income is exempt from federal and Connecticut personal income taxes. (small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects.
(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Connecticut can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares Spartan Connecticut Municipal Income's performance to the performance of a market index and similar funds over various periods of time. Data for the market index for Spartan Connecticut Municipal Income is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of the account closeout fee. If the effect of the fee was reflected, returns would be lower than those shown.

SPARTAN CT MUNI MONEY MARKET

CALENDAR YEARS                1992  1993  1994  1995  1996  1997  1998

                              %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN CT MUNI MONEY
MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

CT MUNI MONEY MARKET

CALENDAR YEARS         1990  1991  1992  1993  1994  1995  1996  1997  1998

                       %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR CT MUNI MONEY MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

SPARTAN CT MUNI INCOME

CALENDAR YEARS          1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                        %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN CT MUNI INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
[The returns in the following table do not include the effect of the $5 account closeout fee for Spartan Connecticut Municipal Money
Market.] [The returns in the following table include the effect of the $5 account closeout fee based on median account size for Spartan
Connecticut Municipal Money Market.]

FOR THE PERIODS ENDED       PAST 1  PAST 5  PAST 10 YEARS/
DECEMBER 31, 1998           YEAR    YEARS   LIFE OF FUND

SPARTAN CT MUNI MONEY        %       %       %
MARKET

CT MUNI MONEY MARKET         %       %       %

SPARTAN CT MUNI INCOME       %       %       %

LEHMAN BROS. CT 4+YR.        %       %       %
ENH. MUNI BOND INDEX

LIPPER CT MUNI DEBT FUNDS    %       %       %
AVERAGE

x FROM JANUARY 1, 1992 (Spartan CT Muni Money Market); January 1, 1990 (CT Muni Money Market)

If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
The Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index is a market capitalization-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more.
The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees./ The annual fund operating expenses provided below for the fund are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period./ The annual fund operating expenses provided below for the fund are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period./ The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES
(PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES         NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON          NONE
REDEMPTIONS

REDEMPTION FEE (SHORT-TERM TRADING FEE)
ON SHARES HELD LESS THAN 180 DAYS
(AS A % OF AMOUNT REDEEMED)

FOR SPARTAN CT MUNI INCOME ONLY          0.50%

EXCHANGE FEE

FOR SPARTAN CT MUNI MONEY MARKET         $5.00
ONLYX,XX

WIRE REDEMPTION FEE

FOR SPARTAN CT MUNI MONEY MARKET ONLY    $5.00

WIRE TRANSACTION FEEX

FOR SPARTAN CT MUNI MONEY MARKET ONLY    $5.00

CHECKWRITING FEE, PER CHECK WRITTEN

FOR SPARTAN CT MUNI MONEY MARKET         $2.00
ONLYX

ACCOUNT CLOSEOUT FEE

FOR SPARTAN CT MUNI MONEY MARKET         $5.00
ONLYX

ANNUAL ACCOUNT MAINTENANCE FEE (FOR      $12.00
ACCOUNTS UNDER $2,500)

X THE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR ACCOUNT
BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE.
XX YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF FIDELITY'S AUTOMATED EXCHANGE SERVICES.

FUND OPERATING EXPENSES (PAID BY THE FUNDS)
SPARTAN CT    MANAGEMENT FEE                        0.50%
MUNI MONEY
MARKET

              DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

              OTHER EXPENSES                        %

              TOTAL ANNUAL FUND OPERATING           %
              EXPENSES

CT MUNI       MANAGEMENT FEE                        %
MONEY MARKET

              DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

              OTHER EXPENSES                        %

              TOTAL ANNUAL FUND OPERATING           %
              EXPENSES

SPARTAN CT    MANAGEMENT FEE                        0.55%
MUNI INCOME

              DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

              OTHER EXPENSES                        %

              TOTAL ANNUAL FUND OPERATING           %
              EXPENSES

A portion of the brokerage commissions that certain funds pay is used to reduce each of those fund's expenses. In addition, on behalf of Spartan Connecticut Municipal Money Market and Spartan Connecticut Municipal Income, FMR has entered into arrangements with each fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Connecticut Municipal Money Market has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% for Spartan Connecticut Municipal Money Market, __% for Connecticut Municipal Money Market and __% for Spartan Connecticut Municipal Income.
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and, for Spartan Connecticut Municipal Money Market, if you leave your account open:


                        ACCOUNT        ACCOUNT
                        OPEN           CLOSED

SPARTAN CT    1 YEAR    $              $
MUNI MONEY
MARKET

              3 YEARS   $              $

              5 YEARS   $              $

              10 YEARS  $              $

CT MUNI       1 YEAR                   $
MONEY MARKET

              3 YEARS                  $

              5 YEARS                  $

              10 YEARS                 $

SPARTAN CT    1 YEAR                   $
MUNI INCOME

              3 YEARS                  $

              5 YEARS                  $

              10 YEARS                 $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from Connecticut personal income tax, as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax and invests the fund's assets so that at least 80% of the fund's income is exempt from federal income tax. Municipal securities whose interest is exempt from Federal and Connecticut income taxes include securities issued by U.S territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to Connecticut personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE:
CONNECTICUT MUNICIPAL MONEY MARKET FUND seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Connecticut personal income tax and invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Connecticut income taxes include securities issued by U.S territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to Connecticut personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

INVESTMENT OBJECTIVE:
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests the fund's assets so that at least 80% of the fund's income is exempt from federal and Connecticut personal income taxes. Municipal securities whose interest is exempt from federal and Connecticut income taxes include securities issued by U.S territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal or Connecticut personal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar types of projects, such as those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of November 30, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, including buying and selling futures contracts, to increase or decrease the fund's expose to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

PRINCIPAL INVESTMENT RISKS:
Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Connecticut, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.
The money market funds' yields will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance.
The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect a fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be are more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. Connecticut's economy relies in part on activities affected by cyclical changes, and declines in defense spending have increased unemployment levels in the state. ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal or Connecticut personal income tax.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from Connecticut personal income tax, as is consistent with preservation of capital and liquidity. The fund will normally invest so that at least 65% of its total assets are invested in state tax-free obligations and at least 80% of its income will be exempt from federal income tax.
CONNECTICUT MUNICIPAL MONEY MARKET seeks as high a level of current income exempt from federal income tax and, to the extent possible, from Connecticut personal income tax, as is consistent with preservation of capital. Under normal conditions, at least 80% of the fund's income distributions will be exempt from federal income tax and at least 65% of the fund's total assets will be invested in state tax-free obligations.
SPARTAN CONNECTICUT MUNICIPAL INCOME seeks a high level of current income, exempt from federal income tax and Connecticut personal income tax. The fund will normally invest so that at least 80% of its income is exempt from both federal and Connecticut personal income taxes.

VALUING SHARES
Each fund's net asset value per share (NAV) is the value of a single share.
The funds are OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
Each money market fund's ASSETS ARE VALUED on the basis of amortized cost.
The bond fund's ASSETS ARE VALUED primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following WEB SITE and PHONE NUMBERS:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following ADDRESSES:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS.

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The PRICE TO BUY one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity Funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter CONFIRMED PURCHASE ORDERS on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT
For Spartan CT Muni Money Market $25,000
For CT Muni Money Market         $5,000
For Spartan CT Muni Income       $10,000
TO ADD TO AN ACCOUNT
For Spartan CT Muni Money Market $1,000
Through regular investment plans $500
For CT Muni Money Market         $500
Through regular investment plans $100
For Spartan CT Muni Income       $1,000
Through regular investment plans $500
MINIMUM BALANCE
For Spartan CT Muni Money Market $10,000
For CT Muni Money Market         $2,000
For Spartan CT Muni Income       $5,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                      TO OPEN AN ACCOUNT
1-800-544-7777             (BULLET) EXCHANGE FROM ANOTHER
                           FIDELITY FUND.
                           TO ADD TO AN ACCOUNT
                           (BULLET) EXCHANGE FROM ANOTHER
                           FIDELITY FUND.
                           (BULLET) USE FIDELITY MONEY LINE
                           TO TRANSFER FROM YOUR BANK ACCOUNT.

INTERNET                   TO OPEN AN ACCOUNT
WWW.FIDELITY.COM           (BULLET) COMPLETE AND SIGN THE
                           APPLICATION. MAKE YOUR CHECK PAYABLE TO THE
                           COMPLETE NAME OF THE FUND. MAIL TO THE ADDRESS
                           UNDER "MAIL" BELOW.
                           TO ADD TO AN ACCOUNT
                           (BULLET) EXCHANGE FROM ANOTHER
                           FIDELITY FUND.
                           (BULLET) USE FIDELITY MONEY LINE
                           TO TRANSFER FROM YOUR BANK ACCOUNT.

MAIL                       TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS       (BULLET) COMPLETE AND SIGN THE
P.O. BOX 770001            APPLICATION. MAKE YOUR CHECK PAYABLE TO THE
CINCINNATI, OH 45277-0002  COMPLETE NAME OF THE FUND. MAIL TO THE ADDRESS AT
                           LEFT.
                           TO ADD TO AN ACCOUNT
                           (BULLET) MAKE YOUR CHECK
                           PAYABLE TO THE COMPLETE NAME OF THE FUND. INDICATE
                           YOUR FUND ACCOUNT NUMBER ON YOUR CHECK AND MAIL TO
                           THE ADDRESS AT LEFT.
                           (BULLET) EXCHANGE FROM ANOTHER
                           FIDELITY FUND. SEND A LETTER OF INSTRUCTION TO THE
                           ADDRESS AT LEFT, INCLUDING YOUR NAME, THE FUNDS'
                           NAMES, THE FUND ACCOUNT NUMBERS, AND THE DOLLAR
                           AMOUNT OR NUMBER OF SHARES TO BE EXCHANGED.

IN PERSON                  TO OPEN AN ACCOUNT
                           (BULLET) BRING YOUR APPLICATION
                           AND CHECK TO A FIDELITY INVESTOR CENTER. CALL
                           1-800-544-9797 FOR THE CENTER NEAREST YOU.
                           TO ADD TO AN ACCOUNT
                           (BULLET) BRING YOUR CHECK TO A
                           FIDELITY INVESTOR CENTER. CALL 1-800-544-9797 FOR
                           THE CENTER NEAREST YOU.

WIRE                       TO OPEN AN ACCOUNT
                           (BULLET) CALL 1-800-544-7777 TO
                           SET UP YOUR ACCOUNT AND TO ARRANGE A WIRE
                           TRANSACTION.
                           (BULLET) WIRE WITHIN 24 HOURS TO:
                           BANKERS TRUST COMPANY, BANK ROUTING #
                           021001033, ACCOUNT # 00163053.
                           (BULLET) SPECIFY THE COMPLETE
                           NAME OF THE FUND AND INCLUDE YOUR NEW FUND ACCOUNT NUMBER AND YOUR NAME.
                           TO ADD TO AN ACCOUNT
                           (BULLET) WIRE TO: BANKERS TRUST
                           COMPANY, BANK ROUTING # 021001033, ACCOUNT #
                           00163053.
                           (BULLET) SPECIFY THE COMPLETE
                           NAME OF THE FUND AND INCLUDE YOUR FUND ACCOUNT NUMBER AND YOUR NAME.

AUTOMATICALLY              TO OPEN AN ACCOUNT
                           (BULLET) NOT AVAILABLE.
                           TO ADD TO AN ACCOUNT
                           (BULLET) USE FIDELITY AUTOMATIC
                           ACCOUNT BUILDER OR DIRECT DEPOSIT.
                           (BULLET) USE FIDELITY AUTOMATIC
                           EXCHANGE SERVICE TO EXCHANGE FROM A FIDELITY MONEY
                           MARKET FUND.

SELLING SHARES
The PRICE TO SELL one share of Spartan Connecticut Municipal Money Market or Connecticut Municipal Money Market is the fund's NAV. The PRICE TO SELL one share of Spartan Connecticut Municipal Income is the fund's NAV, minus the short-term trading fee, if applicable.
Spartan Connecticut Municipal Income will deduct a SHORT-TERM TRADING FEE of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Spartan Connecticut Municipal Money Market shares, leave at least $10,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Connecticut Municipal Money Market shares, leave at least $2,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Spartan Connecticut Municipal Income shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Spartan Connecticut Municipal Money Market or Connecticut Municipal Money Market by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION


PHONE                  (BULLET) CALL THE PHONE NUMBER AT
1-800-544-7777         LEFT TO INITIATE A WIRE TRANSACTION OR TO REQUEST A
                       CHECK FOR YOUR REDEMPTION.
                       (BULLET) USE FIDELITY MONEY LINE
                       TO TRANSFER TO YOUR BANK ACCOUNT.
                       (BULLET) EXCHANGE TO ANOTHER
                       FIDELITY FUND. CALL THE PHONE NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE TO ANOTHER
WWW.FIDELITY.COM       FIDELITY FUND.
                       (BULLET) USE FIDELITY MONEY LINE
                       TO TRANSFER TO YOUR BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP, UGMA, UTMA
P.O. BOX 660602        (BULLET) SEND A LETTER OF
DALLAS, TX 75266-0602  INSTRUCTION TO THE ADDRESS AT LEFT, INCLUDING YOUR
                       NAME, THE FUND'S NAME, YOUR FUND ACCOUNT NUMBER,
                       AND THE DOLLAR AMOUNT OR NUMBER OF SHARES TO BE
                       SOLD. THE LETTER OF INSTRUCTION MUST BE SIGNED BY ALL
                       PERSONS REQUIRED TO SIGN FOR TRANSACTIONS, EXACTLY AS
                       THEIR NAMES APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) SEND A LETTER OF
                       INSTRUCTION TO THE ADDRESS AT LEFT, INCLUDING THE TRUST'S
                       NAME, THE FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. THE TRUSTEE MUST SIGN THE LETTER OF
                       INSTRUCTION INDICATING CAPACITY AS TRUSTEE. IF THE TRUSTEE'S
                       NAME IS NOT IN THE ACCOUNT REGISTRATION, PROVIDE A COPY
                       OF THE TRUST DOCUMENT CERTIFIED WITHIN THE LAST 60 DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A LETTER OF
                       INSTRUCTION TO THE ADDRESS AT LEFT, INCLUDING THE FIRM'S
                       NAME, THE FUND'S NAME, THE FIRM'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. AT LEAST ONE PERSON AUTHORIZED BY
                       CORPORATE RESOLUTION TO ACT ON THE ACCOUNT MUST SIGN
                       THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A CORPORATE
                       RESOLUTION WITH CORPORATE SEAL OR A SIGNATURE
                       GUARANTEE.
                       EXECUTOR, ADMINISTRATOR, CONSERVATOR,
                       GUARDIAN
                       (BULLET) CALL 1-800-544-6666
                       FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP, UGMA, UTMA
                       (BULLET) BRING A LETTER OF
                       INSTRUCTION TO A FIDELITY INVESTOR CENTER. CALL
                       1-800-544-9797 FOR THE CENTER NEAREST YOU. THE
                       LETTER OF INSTRUCTION MUST BE SIGNED BY ALL PERSONS
                       REQUIRED TO SIGN FOR TRANSACTIONS, EXACTLY AS THEIR
                       NAMES APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) BRING A LETTER OF
                       INSTRUCTION TO A FIDELITY INVESTOR CENTER. CALL
                       1-800-544-9797 FOR THE CENTER NEAREST YOU. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION INDICATING
                       CAPACITY AS TRUSTEE. IF THE TRUSTEE'S NAME IS NOT IN THE
                       ACCOUNT REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60 DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A LETTER OF
                       INSTRUCTION TO A FIDELITY INVESTOR CENTER. CALL
                       1-800-544-9797 FOR THE CENTER NEAREST YOU. AT
                       LEAST ONE PERSON AUTHORIZED BY CORPORATE RESOLUTION
                       TO ACT ON THE ACCOUNT MUST SIGN THE LETTER OF
                       INSTRUCTION.
                       (BULLET) INCLUDE A CORPORATE
                       RESOLUTION WITH CORPORATE SEAL OR A SIGNATURE
                       GUARANTEE.
                       EXECUTOR, ADMINISTRATOR, CONSERVATOR,
                       GUARDIAN
                       (BULLET) VISIT A FIDELITY INVESTOR
                       CENTER FOR INSTRUCTIONS. CALL 1-800-544-9797 FOR THE
                       CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE FIDELITY AUTOMATIC
                       EXCHANGE SERVICE TO EXCHANGE FROM CONNECTICUT
                       MUNICIPAL MONEY MARKET TO ANOTHER FIDELITY FUND.
                       (BULLET) USE PERSONAL WITHDRAWAL
                       SERVICE TO SET UP PERIODIC REDEMPTIONS FROM YOUR
                       BOND FUND ACCOUNT.

CHECK                  (BULLET) WRITE A CHECK TO SELL
                       SHARES FROM YOUR ACCOUNT.


EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) You may pay a $5.00 fee for each exchange out of Spartan Connecticut Municipal Money Market unless you place your transaction through Fidelity's automated exchange services.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of Connecticut Municipal Money Market.
(small solid bullet) [Spartan Connecticut Municipal Money Market and Spartan Connecticut Municipal Income] may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER(registered trademark)
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM                FREQUENCY    PROCEDURES
 $500 FOR SPARTAN CT   MONTHLY OR   (BULLET) TO SET UP FOR A NEW
MUNI MONEY MARKET      QUARTERLY    ACCOUNT, COMPLETE THE APPROPRIATE
 $100 FOR CT MUNI                   SECTION ON THE FUND APPLICATION.
MONEY MARKET                        (BULLET) TO SET UP FOR EXISTING
 $500 FOR SPARTAN CT                ACCOUNTS, CALL 1-800-544-6666 OR
MUNI INCOME                         VISIT FIDELITY'S WEB SITE FOR AN
                                    APPLICATION.
                                    (BULLET) TO MAKE CHANGES, CALL
                                    1-800-544-6666 AT LEAST THREE
                                    BUSINESS DAYS PRIOR TO YOUR NEXT
                                    SCHEDULED INVESTMENT DATE.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA
MINIMUM                FREQUENCY    PROCEDURES
 $500 FOR SPARTAN CT   EVERY PAY    (BULLET) TO SET UP FOR A NEW
MUNI MONEY MARKET      PERIOD       ACCOUNT, CHECK THE APPROPRIATE BOX
 $100 FOR CT MUNI                   ON THE FUND APPLICATION.
MONEY MARKET                        (BULLET) TO SET UP FOR AN
 $500 FOR SPARTAN CT                EXISTING ACCOUNT, CALL
MUNI INCOME                         1-800-544-6666 OR VISIT FIDELITY'S
                                    WEB SITE FOR AN AUTHORIZATION FORM.
                                    (BULLET) TO MAKE CHANGES YOU
                                    WILL NEED A NEW AUTHORIZATION
                                    FORM. CALL 1-800-544-6666 OR
                                    VISIT FIDELITY'S WEB SITE TO OBTAIN
                                    ONE.

A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THAT FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM                FREQUENCY    PROCEDURES
 $500 FOR SPARTAN CT   MONTHLY,     (BULLET) TO SET UP, CALL
MUNI MONEY MARKET      BIMONTHLY,   1-800-544-6666 AFTER BOTH
 $100 FOR CT MUNI      QUARTERLY,   ACCOUNTS ARE OPENED.
MONEY MARKET           OR ANNUALLY  (BULLET) TO MAKE CHANGES, CALL
 $500 FOR SPARTAN CT                1-800-544-6666 AT LEAST THREE
MUNI INCOME                         BUSINESS DAYS PRIOR TO YOUR NEXT
                                    SCHEDULED EXCHANGE DATE.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR BOND FUND ACCOUNT TO YOU OR
TO YOUR BANK ACCOUNT.
FREQUENCY                           PROCEDURES
MONTHLY                             (BULLET) TO SET UP, CALL
                                    1-800-544-6666.
                                    (BULLET) TO MAKE CHANGES, CALL
                                    FIDELITY AT 1-800-544-6666 AT
                                    LEAST THREE BUSINESS DAYS PRIOR TO
                                    YOUR NEXT SCHEDULED WITHDRAWAL
                                    DATE.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.
     (BULLET) YOU MUST SIGN UP FOR
     THE WIRE FEATURE BEFORE USING IT.
     COMPLETE THE APPROPRIATE SECTION
     ON THE APPLICATION WHEN OPENING
     YOUR ACCOUNT, OR CALL
     1-800-544-7777 TO ADD THE
     FEATURE AFTER YOUR ACCOUNT IS
     OPENED. CALL 1-800-544-7777
     BEFORE YOUR FIRST USE TO VERIFY THAT
     THIS FEATURE IS SET UP ON YOUR
     ACCOUNT.

     (BULLET) TO SELL SHARES BY WIRE,
     YOU MUST DESIGNATE THE U.S.
     COMMERCIAL BANK ACCOUNT INTO
     WHICH YOU WISH THE REDEMPTION
     PROCEEDS DEPOSITED.

     (BULLET) THERE MAY BE A $5.00
     FEE FOR EACH WIRE PURCHASE FOR
     SPARTAN CONNECTICUT MUNICIPAL
     MONEY MARKET.

     (BULLET) THERE MAY BE A $5.00
     FEE FOR EACH WIRE REDEMPTION FOR
     SPARTAN CONNECTICUT MUNICIPAL
     MONEY MARKET.

FIDELITY MONEY LINE(registered trademark)
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
     (BULLET) YOU MUST SIGN UP FOR
     THE MONEY LINE FEATURE BEFORE
     USING IT. COMPLETE THE APPROPRIATE
     SECTION ON THE APPLICATION AND THEN
     CALL 1-800-544-7777 OR VISIT
     FIDELITY'S WEB SITE BEFORE YOUR FIRST
     USE TO VERIFY THAT THIS FEATURE IS SET
     UP ON YOUR ACCOUNT.
     (BULLET) MOST TRANSFERS ARE
     COMPLETE WITHIN THREE BUSINESS
     DAYS OF YOUR CALL.
     (BULLET) MAXIMUM PURCHASE:
     $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
     CALL 1-800-544-7272 OR VISIT
     FIDELITY'S WEB SITE FOR MORE
     INFORMATION.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING; AND
     (BULLET) FOR ACCESS TO RESEARCH
     AND ANALYSIS TOOLS.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) TO REVIEW RECENT
     ACCOUNT HISTORY;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) FOR MUTUAL FUND
     TRADING; AND
     (BULLET) TO ACCESS THIRD-PARTY
     RESEARCH ON COMPANIES, STOCKS,
     MUTUAL FUNDS AND THE MARKET.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
     CALL 1-800-544-5555.
     (BULLET) FOR ACCOUNT BALANCES
     AND HOLDINGS;
     (BULLET) FOR MUTUAL FUND AND
     BROKERAGE TRADING;
     (BULLET) TO OBTAIN QUOTES;
     (BULLET) TO REVIEW ORDERS AND
     MUTUAL FUND ACTIVITY; AND
     (BULLET) TO CHANGE YOUR
     PERSONAL IDENTIFICATION NUMBER
     (PIN).

CHECKWRITING
TO REDEEM SHARES FROM YOUR SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET ACCOUNT AND CONNECTICUT MUNICIPAL MONEY MARKET ACCOUNT.
     (BULLET) TO SET UP, COMPLETE
     THE APPROPRIATE SECTION ON THE
     APPLICATION.
     (BULLET) ALL ACCOUNT OWNERS
     MUST SIGN A SIGNATURE CARD TO
     RECEIVE A CHECKBOOK.
     (BULLET) YOU MAY WRITE AN
     UNLIMITED NUMBER OF CHECKS.
     (BULLET) MINIMUM CHECK
     AMOUNT: $500.
     (BULLET) DO NOT TRY TO CLOSE OUT
     YOUR ACCOUNT BY CHECK.
     (BULLET) TO OBTAIN MORE
     CHECKS, CALL FIDELITY AT
     1-800-544-6666.

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $10,000 for Spartan Connecticut Municipal Money Market, $2,000 for Connecticut Municipal Money Market, or $5,000 for Spartan Connecticut Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed and, for Spartan Connecticut Municipal Money Market, the $5.00 account closeout fee will be charged.
The FEES FOR INDIVIDUAL TRANSACTIONS (except the short-term trading fee) are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting fee will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire transaction fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as DIVIDENDS. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as CAPITAL GAINS DISTRIBUTIONS.
The bond fund normally declares dividends daily and pays them monthly. The bond fund normally pays capital gains distributions in January and December.
Distributions you receive from each money market fund consist primarily of dividends. Each money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS.
Each fund seeks to earn income and pay dividends EXEMPT from federal income tax and Connecticut personal income tax.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ORDINARY INCOME. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a RETURN OF CAPITAL to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "BUYING A DIVIDEND" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Each fund is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's MANAGER. As of __, [month] [day] [year], FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for Spartan Connecticut Municipal Money Market and Connecticut Municipal Money Market. As of [month][day][year], FIMM had $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market funds.
Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for Spartan Connecticut Municipal Income.
FMR may use broker-dealers and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
George Fischer is Vice President and manager of Spartan Connecticut Municipal Income, which he has been managing since May 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a MANAGEMENT FEE to FMR.
The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of Spartan Connecticut Municipal Money Market and Spartan Connecticut Municipal Income with limited exceptions.
Spartan Connecticut Municipal Money Market and Spartan Connecticut Municipal Income's annual management fee rate is 0.50% and 0.55%, respectively, of its average net assets.
For Connecticut Municipal Money Market the fee is calculated by adding a GROUP FEE rate to an INDIVIDUAL FUND FEE rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For [month] [year], the group fee rate was __% for Connecticut Municipal Money Market. The individual fund fee rate is 0.25% for Connecticut Municipal Money Market.
The total management fee for the fiscal year ended November 30, 1998, was __% of the fund's average net assets for Connecticut Municipal Money Market.
On [month] [day], [year], FMR reduced the [management fee/individual fund fee] rate for the [fund/[Name(s) of Fund(s)]] from __% to __%.
On [month] [day], [year], FMR reduced the group fee rate.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.
As of ________, approximately __% and __% OF [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].

FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by___________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]



You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-2741, 811-6453

Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, Fidelity Investments, TouchTone Xpress, Fidelity Automatic Account Builder, Fidelity Money Line, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Portfolio Advisory Services is a service mark of FMR Corp.

Insert item code number CTR/CTM-pro-0199

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

FIDELITY'S
NEW JERSEY MUNICIPAL
FUNDS

SPARTAN(registered trademark)
NEW JERSEY MUNICIPAL MONEY MARKET FUND
(fund number 423, trading symbol FSJXX)

FIDELITY(registered trademark)
NEW JERSEY MUNICIPAL MONEY MARKET FUND
(fund number 417, trading symbol FNJXX)

SPARTAN
NEW JERSEY MUNICIPAL INCOME FUND
(fund number 416, trading symbol FNJHX)

PROSPECTUS
JANUARY 25, 1999
(fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         5   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         9   VALUING SHARES

SHAREHOLDER INFORMATION  9   BUYING AND SELLING SHARES

                         14  EXCHANGING SHARES

                         14  ACCOUNT FEATURES AND POLICIES

                         17  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         17  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         18  FUND DISTRIBUTION

APPENDIX                 18  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Spartan New Jersey Municipal Money Market seeks as high a level of current income, exempt from federal income tax and, to the extent possible, from the New Jersey Gross Income Tax, as is consistent with the preservation of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing at least 65% of total assets in municipal securities whose interest is exempt from the New Jersey Gross Income Tax.
(small solid bullet) Investing so that at least 80% of fund's income is exempt from federal income tax.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within New Jersey can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. New Jersey Municipal Money Market seeks as high a level of current income, exempt from federal income tax and the New Jersey Gross Income Tax, as is consistent with the preservation of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in municipal money market securities.
(small solid bullet) Investing so that at least 80% of fund's income is exempt from federal income tax and the New Jersey Gross Income Tax. (small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within New Jersey can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Spartan New Jersey Municipal Income Fund seeks a high a level of current income exempt from federal income tax and the New Jersey Gross Income Tax.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing so that at least 80% of the fund's income is exempt from federal income tax and the New Jersey Gross Income Tax.
(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar projects.
(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York/New Jersey.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(small solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within New Jersey can affect the credit quality of issuers located in that state.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares Spartan New Jersey Municipal Income's performance to the performance of a market index and similar funds over various periods of time. Data for the market index for Spartan New Jersey Municipal Income is available only from September 30, 1995 to the present.
Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of the account closeout fee. If the effect of the fee was reflected, returns would be lower than those shown.

SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET

CALENDAR YEARS                             1990  1991  1992  1993  1994  1995  1996  1997  1998

                                           %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN NJ MUNI MONEY
MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET

CALENDAR YEARS                              1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                            %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY NJ MUNI MONEY
MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

SPARTAN NEW JERSEY MUNICIPAL INCOME

CALENDAR YEARS                       1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                     %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN NJ MUNI INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
[The returns in the following table do not include the effect of the $5 account closeout fee for Spartan New Jersey Municipal Money
Market.] [The returns in the following table include the effect of the $5 account closeout fee based on median account size for Spartan New Jersey Municipal Money Market.]

FOR THE PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARSX

SPARTAN NJ MUNI MONEY MARKET              %            %             %

                                          %            %             %

                                          %            %             %

FIDELITY NJ MUNI MONEY MARKET             %            %             %

                                          %            %             %

                                          %            %             %

SPARTAN NJ MUNI INCOME                    %            %             %

LEHMAN BROS. NJ MUNI BOND INDEX           %            %             %
W/PRT. AUTH. OF NY/NJ

LIPPER NJ MUNI DEBT FUNDS AVERAGE         %            %             %


X FROM JANUARY 1, 1991 (SPARTAN NJ MUNI MONEY MARKET).

If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
The Lehman Brothers New Jersey Municipal Bond Index with Port Authority of NY/NJ is a market capitalization-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of one year or more. The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees. / The annual fund operating expenses provided below for the fund are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period. / The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES         NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON          NONE
REDEMPTIONS

REDEMPTION FEE (SHORT-TERM TRADING FEE)
ON SHARES HELD LESS THAN 180 DAYS
(AS A % OF AMOUNT REDEEMED)

FOR SPARTAN NJ MUNI INCOME ONLY          0.50%

EXCHANGE FEE

FOR SPARTAN NJ MUNI MONEY MARKET ONLY    $5.00

WIRE REDEMPTION FEE

FOR SPARTAN NJ MUNI MONEY MARKET ONLY    $5.00

WIRE TRANSACTION FEE

FOR SPARTAN NJ MUNI MONEY MARKET ONLY    $5.00

CHECKWRITING FEE, PER CHECK WRITTEN

FOR SPARTAN NJ MUNI MONEY MARKET ONLY    $2.00

ACCOUNT CLOSEOUT FEE

FOR SPARTAN NJ MUNI MONEY MARKET ONLY    $5.00

ANNUAL ACCOUNT MAINTENANCE FEE (FOR      $12.00
ACCOUNTS UNDER $2,500)

X THE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR ACCOUNT
BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE.
XX YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF FIDELITY'S AUTOMATED EXCHANGE SERVICES.

FUND OPERATING EXPENSES (PAID BY THE FUNDS)
SPARTAN NJ MUNI    MANAGEMENT FEE                        %
MONEY MARKET

                   DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

                   OTHER EXPENSES                        %

                   TOTAL ANNUAL FUND OPERATING           %
                   EXPENSES

FIDELITY NJ MUNI   MANAGEMENT FEE                        %
MONEY MARKET

                   DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

                   OTHER EXPENSES                        %

                   TOTAL ANNUAL FUND OPERATING           %
                   EXPENSES

SPARTAN NJ MUNI    MANAGEMENT FEE                        %
INCOME

                   DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

                   OTHER EXPENSES                        %

                   TOTAL ANNUAL FUND OPERATING           %
                   EXPENSES

A portion of the brokerage commissions that certain funds pay is used to reduce each of those fund's expenses. In addition, on behalf of Spartan New Jersey Municipal Money Market and Spartan New Jersey Municipal Income, FMR has entered into arrangements with each fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Fidelity New Jersey Municipal Money Market has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% for Spartan New Jersey Municipal Money Market, __% for Fidelity New Jersey Municipal Money Market, and __% for Spartan New Jersey Municipal Income.
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and, for Spartan New Jersey Municipal Money Market if you leave your account open:

                             ACCOUNT   ACCOUNT
                             OPEN      CLOSED

SPARTAN NJ MUNI    1 YEAR    $         $
MONEY MARKET

                   3 YEARS   $         $

                   5 YEARS   $         $

                   10 YEARS  $         $

FIDELITY NJ MUNI   1 YEAR              $
MONEY MARKET

                   3 YEARS             $

                   5 YEARS             $

                   10 YEARS            $

SPARTAN NJ MUNI    1 YEAR              $
INCOME

                   3 YEARS             $

                   5 YEARS             $

                   10 YEARS            $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:
SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from the New Jersey Gross Income Tax, as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from the New Jersey Gross Income Tax and invests the fund's assets so that at least 80% of the fund's income is exempt from federal income tax. Municipal securities whose interest is exempt from federal income tax and the New Jersey Gross Income Tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to the New Jersey Gross Income Tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE:
NEW JERSEY MUNICIPAL MONEY MARKET FUND seeks as high a level of current income, exempt from federal income tax and the New Jersey
Gross Income Tax, as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the funds assets in municipal money market securities. FMR normally invests the fund's assets so that at least 80% of the fund's income is exempt from federal income tax and the New Jersey Gross Income Tax. Municipal securities whose interest is exempt from federal income tax and the New Jersey Gross Income Tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. FMR may invest the fund's assets in municipal securities whose interest is subject to the New Jersey Gross Income Tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE:
SPARTAN NEW JERSEY MUNICIPAL INCOME seeks a high a level of current income exempt from federal income tax and the New Jersey Gross Income Tax.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests the fund's assets so that at least 80% of the fund's income is exempt from federal income tax and the New Jersey Gross Income Tax. Municipal securities whose interest is exempt from federal income tax and the New Jersey Gross Income Tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political subdivisions and public corporations. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax or the New Jersey Gross Income Tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of New York/New Jersey as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of November 30, 1998, the dollar-weighted average maturity of the fund and the index was approximately ___ and ___ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, including buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

PRINCIPAL INVESTMENT RISKS:
Many factors affect each fund's performance. Because FMR concentrates each fund's investments in New Jersey, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.
The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although each fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance.
The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect a fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. New Jersey has benefitted from the national recovery. New Jersey's recovery is in its sixth year and appears to be sustainable now that the national economy has "soft landed." ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal income tax or the New Jersey Gross Income Tax.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET seeks as high a level of current income, exempt from federal income tax and, to the extent possible, exempt from the New Jersey Gross Income Tax, as is consistent with the preservation of capital by investing in high-quality short-term municipal obligations. Under normal conditions, the fund will invest so that at least 80% of its income is exempt from federal income tax.
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET seeks as high a level of current income, exempt from federal income tax and the New Jersey Gross Income Tax, as is consistent with the preservation of capital. Under normal conditions, at least 80% of the fund's income will be exempt from both federal income tax and New Jersey Gross Income Tax. SPARTAN NEW JERSEY MUNICIPAL INCOME seeks a high a level of current income exempt from federal income tax and the New Jersey Gross Income Tax. Under normal conditions, the fund will invest so that at least 80% of its income is exempt from federal income tax and New Jersey Gross Income Tax.

VALUING SHARES
Each fund's net asset value per share (NAV) is the value of a single share.
The funds are OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
Each money market fund's ASSETS ARE VALUED on the basis of amortized cost.
The bond fund's ASSETS ARE VALUED primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following WEB SITE and PHONE NUMBERS:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time)
Please use the following ADDRESSES:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The PRICE TO BUY one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity Funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter CONFIRMED PURCHASE ORDERS on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT
For Spartan NJ Municipal Money Market  $25,000
For Fidelity NJ Municipal Money Market $5,000
For Spartan NJ Municipal Income        $10,000
TO ADD TO AN ACCOUNT
For Spartan NJ Municipal Money Market  $1,000
Through regular investment plans       $500
For Fidelity NJ Municipal Money Market $250
Through regular investment plans       $100
For Spartan NJ Municipal Income        $1,000
Through regular investment plans       $500
MINIMUM BALANCE
For Spartan NJ Municipal Money Market  $10,000
For Fidelity NJ Municipal Money Market $2,000
For Spartan NJ Municipal Income        $5,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (BULLET) COMPLETE
                      AND SIGN THE APPLICATION. MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. MAIL TO THE ADDRESS UNDER
                      "MAIL" BELOW.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (BULLET) COMPLETE
P.O. BOX 770001       AND SIGN THE APPLICATION. MAKE YOUR
CINCINNATI, OH        CHECK PAYABLE TO THE COMPLETE NAME
45277-0002            OF THE FUND. MAIL TO THE ADDRESS AT
                      LEFT.
                      TO ADD TO AN ACCOUNT
                      (BULLET) MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND
                      ACCOUNT NUMBER ON YOUR CHECK AND
                      MAIL TO THE ADDRESS AT LEFT.
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT
                      LEFT, INCLUDING YOUR NAME, THE FUNDS'
                      NAMES, THE FUND ACCOUNT NUMBERS,
                      AND THE DOLLAR AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT
                      (BULLET) BRING YOUR
                      APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797
                      FOR THE CENTER NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (BULLET) BRING YOUR
                      CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (BULLET) CALL
                      1-800-544-7777 TO SET UP YOUR
                      ACCOUNT AND TO ARRANGE A WIRE
                      TRANSACTION.
                      (BULLET) WIRE
                      WITHIN 24 HOURS TO: BANKERS TRUST
                      COMPANY, BANK ROUTING #
                      021001033, ACCOUNT # 00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR NEW FUND ACCOUNT
                      NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (BULLET) WIRE TO:
                      BANKERS TRUST COMPANY, BANK ROUTING
                      # 021001033, ACCOUNT #
                      00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR FUND ACCOUNT NUMBER AND
                      YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (BULLET) NOT
                      AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (BULLET) USE
                      FIDELITY AUTOMATIC ACCOUNT BUILDER OR
                      DIRECT DEPOSIT.
                      (BULLET) USE
                      FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                      EXCHANGE FROM A FIDELITY MONEY
                      MARKET FUND.

SELLING SHARES
The PRICE TO SELL one share of Spartan New Jersey Municipal Money Market or Fidelity New Jersey Municipal Money Market is the fund's NAV. The PRICE TO SELL one share of Spartan New Jersey Municipal Income is the fund's NAV, minus the short-term trading fee, if applicable.
Spartan New Jersey Municipal Income will deduct a SHORT-TERM TRADING FEE of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Spartan New Jersey Municipal Money Market shares, leave at least $10,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Fidelity New Jersey Municipal Money Market shares, leave at least $2,000 worth of shares in the account to keep it open, except accounts not subject to account minimums. If you are selling some but not all of your Spartan New Jersey Municipal Income shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Spartan New Jersey Municipal Money Market or Fidelity New Jersey Municipal Money Market by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                  (BULLET) CALL THE
1-800-544-7777         PHONE NUMBER AT LEFT TO INITIATE A WIRE
                       TRANSACTION OR TO REQUEST A CHECK FOR
                       YOUR REDEMPTION.
                       (BULLET) USE FIDELITY
                       MONEY LINE TO TRANSFER TO YOUR BANK
                       ACCOUNT.
                       (BULLET) EXCHANGE
                       TO ANOTHER FIDELITY FUND. CALL THE PHONE
                       NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE
WWW.FIDELITY.COM       TO ANOTHER FIDELITY FUND.
                       (BULLET) USE
                       FIDELITY MONEY LINE TO TRANSFER TO YOUR
                       BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP,
P.O. BOX 660602        UGMA, UTMA
DALLAS, TX 75266-0602  (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING YOUR NAME, THE FUND'S
                       NAME, YOUR FUND ACCOUNT NUMBER, AND
                       THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. THE LETTER OF INSTRUCTION
                       MUST BE SIGNED BY ALL PERSONS REQUIRED
                       TO SIGN FOR TRANSACTIONS, EXACTLY AS
                       THEIR NAMES APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE TRUST'S NAME, THE
                       FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE FIRM'S NAME, THE
                       FUND'S NAME, THE FIRM'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) CALL
                       1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP,
                       UGMA, UTMA
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE LETTER
                       OF INSTRUCTION MUST BE SIGNED BY ALL
                       PERSONS REQUIRED TO SIGN FOR
                       TRANSACTIONS, EXACTLY AS THEIR NAMES
                       APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE TRUSTEE
                       MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) VISIT A
                       FIDELITY INVESTOR CENTER FOR
                       INSTRUCTIONS. CALL 1-800-544-9797 FOR
                       THE CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE
                       FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                       EXCHANGE FROM FIDELITY NEW JERSEY
                       MUNICIPAL MONEY MARKET TO ANOTHER
                       FIDELITY FUND.
                       (BULLET) USE
                       PERSONAL WITHDRAWAL SERVICE TO SET UP
                       PERIODIC REDEMPTIONS FROM YOUR BOND
                       FUND ACCOUNT.

CHECK                  (BULLET) WRITE A
                       CHECK TO SELL SHARES FROM YOUR
                       ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) You may pay a $5.00 fee for each exchange out of Spartan New Jersey Municipal Money Market, unless you place your transaction through Fidelity's automated exchange services.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of Fidelity New Jersey Municipal Money Market.
(small solid bullet) [Spartan New Jersey Municipal Money Market and Spartan New Jersey Municipal Income] may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER(registered trademark)
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM                 FREQUENCY             PROCEDURES
$500                    MONTHLY OR QUARTERLY  (BULLET) TO SET UP FOR A NEW
FOR SPARTAN NJ                                ACCOUNT, COMPLETE THE APPROPRIATE
MUNI MONEY MARKET AND                         SECTION ON THE FUND APPLICATION.
SPARTAN NJ MUNI INCOME                        (BULLET) TO SET UP FOR EXISTING
$100                                          ACCOUNTS, CALL 1-800-544-6666 OR
FOR FIDELITY NJ MUNI                          VISIT FIDELITY'S WEB SITE FOR AN
MONEY MARKET                                  APPLICATION.
                                              (BULLET) TO MAKE CHANGES, CALL
                                              1-800-544-6666 AT LEAST THREE
                                              BUSINESS DAYS PRIOR TO YOUR NEXT
                                              SCHEDULED INVESTMENT DATE.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA

MINIMUM                 FREQUENCY             PROCEDURES
$500                    EVERY PAY PERIOD      (BULLET) TO SET UP FOR A NEW
FOR SPARTAN NJ                                ACCOUNT, CHECK THE APPROPRIATE BOX
MUNI MONEY MARKET AND                         ON THE FUND APPLICATION.
SPARTAN NJ MUNI INCOME                        (BULLET) TO SET UP FOR AN
$100                                          EXISTING ACCOUNT, CALL
FOR FIDELITY NJ MUNI                          1-800-544-6666 OR VISIT FIDELITY'S
MONEY MARKET                                  WEB SITE FOR AN AUTHORIZATION FORM.
                                              (BULLET) TO MAKE CHANGES YOU
                                              WILL NEED A NEW AUTHORIZATION
                                              FORM. CALL 1-800-544-6666 OR
                                              VISIT FIDELITY'S WEB SITE TO OBTAIN
                                              ONE.

A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THAT FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM                 FREQUENCY             PROCEDURES
$500                    MONTHLY, BIMONTHLY,   (BULLET) TO SET UP, CALL
FOR SPARTAN NJ          QUARTERLY, OR         1-800-544-6666 AFTER BOTH
MUNI MONEY MARKET AND   ANNUALLY              ACCOUNTS ARE OPENED.
SPARTAN NJ MUNI INCOME                        (BULLET) TO MAKE CHANGES, CALL
$100                                          1-800-544-6666 AT LEAST THREE
FOR FIDELITY NJ MUNI                          BUSINESS DAYS PRIOR TO YOUR NEXT
MONEY MARKET                                  SCHEDULED EXCHANGE DATE.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR BOND FUND ACCOUNT TO YOU OR
TO YOUR BANK ACCOUNT.
FREQUENCY                                     PROCEDURES
Monthly                                       (bullet) To set up, call
                                              1-800-544-6666.
                                              (bullet) To make changes, call
                                              Fidelity at 1-800-544-6666 at
                                              least three business days prior to
                                              your next scheduled withdrawal
                                              date.


OTHER FEATURES The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) There may be a $5.00 fee for each wire purchase for Spartan New Jersey Municipal Money Market.
(bullet) There may be a $5.00 fee for each wire redemption for Spartan New Jersey Municipal Money Market.

FIDELITY MONEY LINE(registered trademark)
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
(bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
(bullet) Most transfers are complete within three business days of your call.
(bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) For mutual fund and brokerage trading; and (bullet) For access to research and analysis tools.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
(bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) To obtain quotes;
(bullet) For mutual fund and brokerage trading; and (bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555
(bullet) For account balances and holdings;
(bullet) For mutual fund and brokerage trading;
(bullet) To obtain quotes;
(bullet) To review orders and mutual fund activity; and (bullet) To change your personal identification number (PIN).

CHECKWRITING
TO REDEEM SHARES FROM YOUR SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET AND FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET ACCOUNT.
(bullet) To set up, complete the appropriate section on the application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $500.
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call Fidelity at 1-800-544-6666.

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $10,000 for Spartan New Jersey Municipal Money Market, $2,000 for Fidelity New Jersey Municipal Money Market, and $5,000 for Spartan New Jersey Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed and, for Spartan New Jersey Municipal Money Market, the $5.00 account closeout fee will be charged.
The FEES FOR INDIVIDUAL TRANSACTIONS (except the short-term trading fee) are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting fee will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire transaction fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as DIVIDENDS. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as CAPITAL GAINS DISTRIBUTIONS.
The bond fund normally declares dividends daily and pays them monthly. The bond fund normally pays capital gains distributions in January and December.
Distributions you receive from each money market fund consist primarily of dividends. Each money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS.
Each fund seeks to earn income and pay dividends EXEMPT from federal income tax and the New Jersey Gross Income Tax.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ORDINARY INCOME. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a RETURN OF CAPITAL to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed capital gains, you will be "BUYING A DIVIDEND" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Each fund is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's MANAGER. As of __, [month] [day] [year]], FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for Spartan New Jersey Municipal Money Market and Fidelity New Jersey Municipal Money Market. As of [month][day][year]], FIMM had $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market funds.
Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for Spartan New Jersey Municipal Income.
FMR may use broker-dealers and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Norm Lind is Vice President and manager of Spartan New Jersey Municipal Income, which he has managed since April 1997. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a MANAGEMENT FEE to FMR.
The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of Spartan New Jersey Municipal Money Market and Spartan New Jersey Municipal Income with limited exceptions. Spartan New Jersey Municipal Money Market and Spartan New Jersey Municipal Income's annual management fee rate is 0.50% and 0.55%, respectively, of its average net assets.
For Fidelity New Jersey Municipal Money Market, the fee is calculated by adding a GROUP FEE rate to an INDIVIDUAL FUND FEE rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For [month] [year], the group fee rate was __% for Fidelity New Jersey Municipal Money Market. The individual fund fee rate is 0.25% for Fidelity New Jersey Municipal Money Market.
The total management fee for the fiscal year ended November 30, 1998 was __% of the fund's average net assets for Fidelity New Jersey Municipal Money Market.
On [month] [day], [year], FMR reduced the group fee rate.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time , can decrease a fund's expenses and boost its performance.
As of ___, approximately __% and __% OF [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].

FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by ____________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.

[Financial Highlights to be filed by subsequent amendment.]

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-2741, 811-6453

Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, Fidelity Investments, TouchTone Xpress, Fidelity Automatic Account Builder, Fidelity Money Line, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Portfolio Advisory Services is a service mark of FMR Corp.

Insert item code number. NJT-pro-0199

LIKE SECURITIES OF ALL MUTUAL
FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION, AND THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT
DETERMINED IF THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

SPARTAN(registered trademark)
FLORIDA MUNICIPAL
FUNDS

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND
(fund number 428, trading symbol FSFXX)

SPARTAN FLORIDA MUNICIPAL INCOME FUND
(fund number 427, trading symbol FFLIX)

PROSPECTUS
JANUARY 25, 1999
(fidelity_logo_graphic)(Registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         5   PERFORMANCE

                         6   FEE TABLE

FUND BASICS              7   INVESTMENT DETAILS

                         9   VALUING SHARES

SHAREHOLDER INFORMATION  9   BUYING AND SELLING SHARES

                         13  EXCHANGING SHARES

                         14  ACCOUNT FEATURES AND POLICIES

                         16  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         16  TAX CONSEQUENCES

FUND SERVICES            17  FUND MANAGEMENT

                         17  FUND DISTRIBUTION

   APPENDIX              17  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Spartan Florida Municipal Money Market seeks as high a level of current income exempt from federal income tax, as is consistent with preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR')s principal investment strategies include:
(solid bullet) Investing normally in municipal money market
securities.
(solid bullet) Investing at least 65% of total assets in
municipal     securities    whose interest is     exempt from the
Florida intangible tax.
(solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.
(solid bullet) Potentially investing more than 25% of total assets in
   municipal     securities that finance similar projects.
(solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.
(solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Florida can affect the credit quality of
issuers located in    that state    .
(solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Spartan Florida Municipal Income seeks a high level of current income, exempt from federal income tax.
PRINCIPAL INVESTMENT STRATEGIES.    Fidelity Management & Research
Company (FMR')s     principal investment strategies include:
(solid bullet) Investing normally in investment-grade municipal debt securities.
(solid bullet) Investing at least 65% of total assets in
municipal     securities    whose interest is     exempt from the
Florida intangible tax.
(solid bullet) Investing so that at least 80% of fund's income distributions is exempt from federal income tax.
(solid bullet) Potentially investing more than 25% of total assets in
   municipal securities     that finance similar projects.
(solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Florida Municipal Bond Index.
(solid bullet) Allocating assets across different market sectors and maturities.
(solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.
(solid bullet) GEOGRAPHIC CONCENTRATION. Unfavorable political or economic conditions within Florida can affect the credit quality of
issuers located in    that state    .
(solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the funds' performance from year to year and compares Spartan Florida Municipal Income's performance to the performance of a market index and similar funds over various periods of time. Data for the market index for Spartan Florida Municipal Income is available only from June 30, 1993 to the present.
Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of the account closeout fee. If the effect of the fee was reflected, returns would be lower than those shown.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET

CALENDAR YEARS                          1993  1994  1995  1996  1997  1998

                                        %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN F   L     MUNI MONEY
MARKET, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

SPARTAN FLORIDA MUNICIPAL INCOME

CALENDAR YEARS                    1993  1994  1995  1996  1997  1998

                                  %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL

DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN F   L     MUNI
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
[The returns in the following table do not include the effect of the $5 account closeout fee for Spartan Florida Municipal Money Market.] [The returns in the following table include the effect of the $5 account closeout fee based on median account size for Spartan Florida Municipal Money Market.]

FOR THE PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUNDX

SPARTAN FL MUNI MONEY MARKET              %            %             %

SPARTAN FL MUNI INCOME                    %            %             %

LEHMAN BROTHERS FL MUNI BOND INDEX        %            %             %

LIPPER FL MUNI DEBT FUNDS AVERAGE         %            %             %


x FROM JANUARY 1, 1993

If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
The Lehman Brothers Florida Municipal Bond Index is a market capitalization-weighted index of Florida investment-grade municipal bonds with maturities of one year or more.
The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE
The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. [The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees./ The annual fund operating expenses provided below for the fund are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period./ The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES         NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON          NONE
REDEMPTIONS

REDEMPTION FEE (SHORT-TERM TRADING FEE)
ON SHARES HELD LESS THAN 180 DAYS
(AS A % OF AMOUNT REDEEMED)

FOR SPARTAN FL MUNI INCOME ONLY          0.50%

EXCHANGE FEE

FOR SPARTAN FL MUNI MONEY MARKET ONLY    $5.00A,B

WIRE REDEMPTION FEE

FOR SPARTAN FL MUNI MONEY MARKET ONLY    $5.00

WIRE TRANSACTION FEE

FOR SPARTAN FL MUNI MONEY MARKET ONLY    $5.00A

CHECKWRITING FEE, PER CHECK WRITTEN

FOR SPARTAN FL MUNI MONEY MARKET ONLY    $2.00A

ACCOUNT CLOSEOUT FEE

FOR SPARTAN FL MUNI MONEY MARKET ONLY    $5.00A

ANNUAL ACCOUNT MAINTENANCE FEE           $12.00
(FOR ACCOUNTS UNDER $2,500)

   A     THE FEES FOR INDIVIDUAL TRANSACTIONS ARE WAIVED IF YOUR
ACCOUNT BALANCE AT THE TIME OF THE TRANSACTION IS $50,000 OR MORE. B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF
FIDELITY'S AUTOMATED EXCHANGE SERVICES.

FUND OPERATING EXPENSES (PAID BY THE FUNDS)
SPARTAN FL MUNI   MANAGEMENT FEE                        0.50%
MONEY MARKET

                  DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

                  OTHER EXPENSES                        %

                  TOTAL ANNUAL FUND OPERATING           %
                  EXPENSES

SPARTAN FL MUNI   MANAGEMENT FEE                        0.55%
INCOME

                  DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

                  OTHER EXPENSES                        %

                  TOTAL ANNUAL FUND OPERATING           %
                  EXPENSES

FMR has entered into arrangements on behalf of each fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses would have been __% for Spartan Florida Municipal Money Market and __% for Spartan Florida Municipal Income.
This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.
Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and, for Spartan Florida Municipal Money Market, if you leave your account open:

                            ACCOUNT   ACCOUNT
                            OPEN      CLOSED

SPARTAN FL MUNI   1 YEAR    $         $
MONEY MARKET

                  3 YEARS   $         $

                  5 YEARS   $         $

                  10 YEARS  $         $

SPARTAN FL MUNI   1 YEAR              $
INCOME

                  3 YEARS             $

                  5 YEARS             $

                  10 YEARS            $

FUND BASICS

INVESTMENT DETAILS

INVESTMENT OBJECTIVE:

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND seeks as high a level of current income exempt from federal income tax, as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in municipal money market securities.
FMR normally invests at least 65% of the fund's total assets in
   municipal     securities    whose interest is     exempt from the
Florida intangible tax and invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income
tax.    Municipal securities whose interest is exempt from federal income tax and the Florida intangible tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political sub-divisions and public
corporations.     FMR may invest the fund's assets in    municipal
securities    whose interest is     subject to the Florida intangible
tax, but expects the fund to be exempt from the Florida intangible tax. To achieve exemption, FMR would try to sell on or before the last
business day of the calendar year any assets    whose interest is
not exempt from the Florida intangible tax. As a result, the fund could receive a lower price for the assets sold or incur additional costs or taxable capital gains. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in
municipal     securities that finance similar projects, such as those
relating to education, health care, transportation and utilities.
In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity and income.

INVESTMENT OBJECTIVE:
SPARTAN FLORIDA MUNICIPAL INCOME seeks a high level of current income, exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES:
FMR normally invests the fund's assets in investment-grade municipal debt securities.
FMR normally invests at least 65% of the fund's total assets in
   municipal     securities    whose interest is     exempt from the
Florida intangible tax and invests the fund's assets so that at least 80% of the fund's income distributions is exempt from federal income
tax.    Municipal securities whose interest is exempt from federal income tax and the Florida intangible tax include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands and Puerto Rico, and their political sub divisions and public
corporations.     FMR may invest the fund's assets in    municipal
    securities    whose interest is     subject to the Florida
intangible tax, but expects the fund to be exempt from the Florida intangible tax. To achieve exemption, FMR would try to sell on or
before the last business day of the calendar year any assets    whose
interest is     not exempt from the Florida intangible tax. As a
result, the fund could receive a lower price for the assets sold or incur additional costs or taxable capital gains. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.
FMR may invest more than 25% of the fund's total assets in
   municipal     securities that finance similar projects, such as
those relating to education, health care, transportation and utilities.
FMR uses the Lehman Brothers Florida Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of November 30, 1998, the dollar-weighted average maturity of the fund and the index was approximately __ and __ years, respectively.
FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.
Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.
In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.
FMR may use various techniques, including buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES:
MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.
DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds or pre-refunded or escrowed bonds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

PRINCIPAL INVESTMENT RISKS:
Many factors affect each fund's performance. Because FMR concentrates
each fund's investments in Florida   ,     the fund's performance is
expected to be closely tied to economic and political conditions
within that state    and to be more volati    le than the performance
of a more geographically diversified fund.
The money market fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to go down. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.
The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.
The following factors may significantly affect a fund's performance:
MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
INTEREST RATE CHANGES. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In
addition, short-term and long-term    interest     rates do not
necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.
FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic or governmental developments could affect the value of the security.
GEOGRAPHIC CONCENTRATION. Because of the importance of foreign trade, agriculture, construction, and tourism in Florida, the State's economy is sensitive to trends in these industries.
ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these
changes than higher-quality    debt     securities. Entities providing
credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the
project or from the assets.    If the Internal Revenue Service
determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In
addition, i    f the structure of a security fails to function as
intended,    interest from     the security could become taxable or
the security could     decline in value.
In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal income tax or be subject to the Florida intangible tax.

FUNDAMENTAL INVESTMENT POLICIES
The policies discussed below are fundamental, that is, subject to change only by shareholder approval.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital and liquidity by investing in high-quality, short-term municipal obligations. The fund will normally invest so that at least 80% of its income distributions are free from federal income tax.
SPARTAN FLORIDA MUNICIPAL INCOME seeks the highest level of current income, exempt from federal income tax, available from municipal bonds judged by FMR to be of investment-grade quality. The fund may also invest a portion of its assets in bonds rated below investment-grade quality. The fund will normally invest so that at least 80% of its income distributions are free from federal income tax.

VALUING SHARES
Each fund's net asset value per share (NAV) is the value of a single share.
The funds are OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.
To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
The money market fund's ASSETS ARE VALUED on the basis of amortized cost.
The bond fund's ASSETS ARE VALUED primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. In these circumstances, the security's valuation may differ from the generally expected valuation.

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION
Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
For account, product and service information, please use the following Web site and phone numbers:
(small solid bullet) For information over the Internet, visit Fidelity's Web site at www.fidelity.com.
(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555. (small solid bullet) For exchanges and redemptions, 1-800-544-7777. (small solid bullet) For account assistance, 1-800-544-6666.
(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.
(small solid bullet) For brokerage information, 1-800-544-7272.
(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).
Please use the following addresses:

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517

You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.
Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.
The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS

BUYING SHARES
The PRICE TO BUY one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.
Your shares will be bought at the next NAV calculated after your investment is received in proper form.
Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity Funds, and accounts under common ownership or control.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter CONFIRMED PURCHASE ORDERS on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS
TO OPEN AN ACCOUNT               $10,000
For Spartan FL Muni Money Market $25,000
TO ADD TO AN ACCOUNT             $1,000
Through regular investment plans $500
MINIMUM BALANCE                  $5,000
For Spartan FL Muni Money Market $10,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM or a qualified state tuition program. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                 TO OPEN AN ACCOUNT
1-800-544-7777        (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

INTERNET              TO OPEN AN ACCOUNT
WWW.FIDELITY.COM      (BULLET) COMPLETE
                      AND SIGN THE APPLICATION. MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. MAIL TO THE ADDRESS UNDER
                      "MAIL" BELOW.
                      TO ADD TO AN ACCOUNT
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND.
                      (BULLET) USE
                      FIDELITY MONEY LINE TO TRANSFER FROM
                      YOUR BANK ACCOUNT.

MAIL                  TO OPEN AN ACCOUNT
FIDELITY INVESTMENTS  (BULLET) COMPLETE
P.O. BOX 770001       AND SIGN THE APPLICATION. MAKE YOUR
CINCINNATI, OH        CHECK PAYABLE TO THE COMPLETE NAME
45277-0002            OF THE FUND. MAIL TO THE ADDRESS AT
                      LEFT.
                      TO ADD TO AN ACCOUNT
                      (BULLET) MAKE YOUR
                      CHECK PAYABLE TO THE COMPLETE NAME
                      OF THE FUND. INDICATE YOUR FUND
                      ACCOUNT NUMBER ON YOUR CHECK AND
                      MAIL TO THE ADDRESS AT LEFT.
                      (BULLET) EXCHANGE
                      FROM ANOTHER FIDELITY FUND. SEND A
                      LETTER OF INSTRUCTION TO THE ADDRESS AT
                      LEFT, INCLUDING YOUR NAME, THE FUNDS'
                      NAMES, THE FUND ACCOUNT NUMBERS,
                      AND THE DOLLAR AMOUNT OR NUMBER OF
                      SHARES TO BE EXCHANGED.

IN PERSON             TO OPEN AN ACCOUNT
                      (BULLET) BRING YOUR
                      APPLICATION AND CHECK TO A FIDELITY
                      INVESTOR CENTER. CALL 1-800-544-9797
                      FOR THE CENTER NEAREST YOU.
                      TO ADD TO AN ACCOUNT
                      (BULLET) BRING YOUR
                      CHECK TO A FIDELITY INVESTOR CENTER.
                      CALL 1-800-544-9797 FOR THE CENTER
                      NEAREST YOU.

WIRE                  TO OPEN AN ACCOUNT
                      (BULLET) CALL
                      1-800-544-7777 TO SET UP YOUR
                      ACCOUNT AND TO ARRANGE A WIRE
                      TRANSACTION.
                      (BULLET) WIRE
                      WITHIN 24 HOURS TO: BANKERS TRUST
                      COMPANY, BANK ROUTING #
                      021001033, ACCOUNT # 00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR NEW FUND ACCOUNT
                      NUMBER AND YOUR NAME.
                      TO ADD TO AN ACCOUNT
                      (BULLET) WIRE TO:
                      BANKERS TRUST COMPANY, BANK ROUTING
                      # 021001033, ACCOUNT #
                      00163053.
                      (BULLET) SPECIFY
                      THE COMPLETE NAME OF THE FUND AND
                      INCLUDE YOUR FUND ACCOUNT NUMBER AND
                      YOUR NAME.

AUTOMATICALLY         TO OPEN AN ACCOUNT
                      (BULLET) NOT
                      AVAILABLE.
                      TO ADD TO AN ACCOUNT
                      (BULLET) USE
                      FIDELITY AUTOMATIC ACCOUNT BUILDER OR
                      DIRECT DEPOSIT.
                      (BULLET) USE
                      FIDELITY AUTOMATIC EXCHANGE SERVICE TO
                      EXCHANGE FROM A FIDELITY MONEY
                      MARKET FUND.

SELLING SHARES
The PRICE TO SELL one share of Spartan Florida Municipal Money Market is the fund's NAV. The PRICE TO SELL one share of Spartan Florida Municipal Income is the fund's NAV, minus the short-term trading fee, if applicable.
Spartan Florida Municipal Income will deduct a SHORT-TERM TRADING FEE of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.
Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.
Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to sell more than $100,000 worth of shares;
(small solid bullet) Your account registration has changed within the last 30 days;
(small solid bullet) The check is being mailed to a different address than the one on your account (record address);
(small solid bullet) The check is being made payable to someone other than the account owner; or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
(small solid bullet) If you are selling some but not all of your Spartan Florida Municipal Money Market and Spartan Florida Municipal Income Fund shares, leave at least $10,000 and $5,000, respectively, worth of shares in the account to keep it open, except accounts not subject to account minimums.
(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.
(small solid bullet) If you sell shares of Spartan Florida Municipal Money Market by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.
(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                  (BULLET) CALL THE
1-800-544-7777         PHONE NUMBER AT LEFT TO INITIATE A WIRE
                       TRANSACTION OR TO REQUEST A CHECK FOR
                       YOUR REDEMPTION.
                       (BULLET) USE FIDELITY
                       MONEY LINE TO TRANSFER TO YOUR BANK
                       ACCOUNT.
                       (BULLET) EXCHANGE
                       TO ANOTHER FIDELITY FUND. CALL THE PHONE
                       NUMBER AT LEFT.

INTERNET               (BULLET) EXCHANGE
WWW.FIDELITY.COM       TO ANOTHER FIDELITY FUND.
                       (BULLET) USE
                       FIDELITY MONEY LINE TO TRANSFER TO YOUR
                       BANK ACCOUNT.

MAIL                   INDIVIDUAL, JOINT TENANT,
FIDELITY INVESTMENTS   SOLE PROPRIETORSHIP,
P.O. BOX 660602        UGMA, UTMA
DALLAS, TX 75266-0602  (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING YOUR NAME, THE FUND'S
                       NAME, YOUR FUND ACCOUNT NUMBER, AND
                       THE DOLLAR AMOUNT OR NUMBER OF SHARES
                       TO BE SOLD. THE LETTER OF INSTRUCTION
                       MUST BE SIGNED BY ALL PERSONS REQUIRED
                       TO SIGN FOR TRANSACTIONS, EXACTLY AS
                       THEIR NAMES APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE TRUST'S NAME, THE
                       FUND'S NAME, THE TRUST'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. THE
                       TRUSTEE MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) SEND A
                       LETTER OF INSTRUCTION TO THE ADDRESS AT
                       LEFT, INCLUDING THE FIRM'S NAME, THE
                       FUND'S NAME, THE FIRM'S FUND ACCOUNT
                       NUMBER, AND THE DOLLAR AMOUNT OR
                       NUMBER OF SHARES TO BE SOLD. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) CALL
                       1-800-544-6666 FOR INSTRUCTIONS.

IN PERSON              INDIVIDUAL, JOINT TENANT,
                       SOLE PROPRIETORSHIP,
                       UGMA, UTMA
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE LETTER
                       OF INSTRUCTION MUST BE SIGNED BY ALL
                       PERSONS REQUIRED TO SIGN FOR
                       TRANSACTIONS, EXACTLY AS THEIR NAMES
                       APPEAR ON THE ACCOUNT.
                       TRUST
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. THE TRUSTEE
                       MUST SIGN THE LETTER OF INSTRUCTION
                       INDICATING CAPACITY AS TRUSTEE. IF THE
                       TRUSTEE'S NAME IS NOT IN THE ACCOUNT
                       REGISTRATION, PROVIDE A COPY OF THE TRUST
                       DOCUMENT CERTIFIED WITHIN THE LAST 60
                       DAYS.
                       BUSINESS OR ORGANIZATION
                       (BULLET) BRING A
                       LETTER OF INSTRUCTION TO A FIDELITY
                       INVESTOR CENTER. CALL 1-800-544-9797
                       FOR THE CENTER NEAREST YOU. AT LEAST
                       ONE PERSON AUTHORIZED BY CORPORATE
                       RESOLUTION TO ACT ON THE ACCOUNT MUST
                       SIGN THE LETTER OF INSTRUCTION.
                       (BULLET) INCLUDE A
                       CORPORATE RESOLUTION WITH CORPORATE
                       SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,
                       CONSERVATOR, GUARDIAN
                       (BULLET) VISIT A
                       FIDELITY INVESTOR CENTER FOR
                       INSTRUCTIONS. CALL 1-800-544-9797 FOR
                       THE CENTER NEAREST YOU.

AUTOMATICALLY          (BULLET) USE
                       PERSONAL WITHDRAWAL SERVICE TO SET UP
                       PERIODIC REDEMPTIONS FROM YOUR BOND
                       FUND ACCOUNT.

CHECK                  (BULLET) WRITE A
                       CHECK TO SELL SHARES FROM YOUR
                       ACCOUNT.

EXCHANGING SHARES
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.
However, you should note the following policies and restrictions governing exchanges:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) You may pay a $5.00 fee for each exchange out of Spartan Florida Municipal Money Market, unless you place your transaction through Fidelity's automated exchange services.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.
(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
The funds may terminate or modify the exchange privileges in the future.
Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES
The following features are available to buy and sell shares of the funds.
AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS

FIDELITY AUTOMATIC ACCOUNT BUILDER(registered trademark)
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM  FREQUENCY             PROCEDURES
$500     MONTHLY OR QUARTERLY  (BULLET) TO SET UP FOR A NEW
                               ACCOUNT, COMPLETE THE APPROPRIATE
                               SECTION ON THE FUND APPLICATION.
                               (BULLET) TO SET UP FOR EXISTING
                               ACCOUNTS, CALL 1-800-544-6666 OR
                               VISIT FIDELITY'S WEB SITE FOR AN
                               APPLICATION.
                               (BULLET) TO MAKE CHANGES, CALL
                               1-800-544-6666 AT LEAST THREE
                               BUSINESS DAYS PRIOR TO YOUR NEXT
                               SCHEDULED INVESTMENT DATE.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA

MINIMUM  FREQUENCY             PROCEDURES
$500     EVERY PAY PERIOD      (BULLET) TO SET UP FOR A NEW
                               ACCOUNT, CHECK THE APPROPRIATE BOX
                               ON THE FUND APPLICATION.
                               (BULLET) TO SET UP FOR AN
                               EXISTING ACCOUNT, CALL
                               1-800-544-6666 OR VISIT FIDELITY'S
                               WEB SITE FOR AN AUTHORIZATION FORM.
                               (BULLET) TO MAKE CHANGES YOU
                               WILL NEED A NEW AUTHORIZATION
                               FORM. CALL 1-800-544-6666 OR
                               VISIT FIDELITY'S WEB SITE TO OBTAIN
                               ONE.

A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THAT FUND MAY NOT BE AN APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM  FREQUENCY             PROCEDURES
$500     MONTHLY, BIMONTHLY,   (BULLET) TO SET UP, CALL
         QUARTERLY, OR         1-800-544-6666 AFTER BOTH
         ANNUALLY              ACCOUNTS ARE OPENED.
                               (BULLET) TO MAKE CHANGES, CALL
                               1-800-544-6666 AT LEAST THREE
                               BUSINESS DAYS PRIOR TO YOUR NEXT
                               SCHEDULED EXCHANGE DATE.

PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC REDEMPTIONS FROM YOUR BOND FUND ACCOUNT TO YOU OR TO YOUR BANK ACCOUNT.

FREQUENCY  PROCEDURES
Monthly    (bullet) To set up, call
           1-800-544-6666.
           (bullet) To make changes, call
           Fidelity at 1-800-544-6666 at
           least three business days prior to
           your next scheduled withdrawal
           date.

OTHER FEATURES The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM. (bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.
(bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
(bullet) There may be a $5.00 fee for each wire purchase for Spartan Florida Municipal Money Market.
(bullet) There may be a $5.00 fee for each wire redemption for Spartan Florida Municipal Money Market.

FIDELITY MONEY LINE(registered trademark)
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.
(bullet) You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.
(bullet) Most transfers are complete within three business days of your call.
(bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(Registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.
CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) For mutual fund and brokerage trading; and (bullet) For access to research and analysis tools.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.
(bullet) For account balances and holdings;
(bullet) To review recent account history;
(bullet) To obtain quotes;
(bullet) For mutual fund and brokerage trading; and (bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.
CALL 1-800-544-5555.
(bullet) For account balances and holdings;
(bullet) For mutual fund and brokerage trading;
(bullet) To obtain quotes;
(bullet) To review orders and mutual fund activity; and (bullet) To change your personal identification number (PIN).

CHECKWRITING
TO REDEEM SHARES FROM YOUR SPARTAN FLORIDA MUNICIPAL MONEY MARKET
ACCOUNT.
(bullet) To set up, complete the appropriate section on the application.
(bullet) All account owners must sign a signature card to receive a checkbook.
(bullet) You may write an unlimited number of checks.
(bullet) Minimum check amount: $500.
(bullet) Do not try to close out your account by check.
(bullet) To obtain more checks, call Fidelity at 1-800-544-6666.

POLICIES
The following policies apply to you as a shareholder.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund and certain transactions through automatic investment or withdrawal programs).
(small solid bullet) Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
(small solid bullet) Financial reports (every six months).
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity if you need additional copies of financial reports, prospectuses or historical account information.
Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.
You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
If your ACCOUNT BALANCE falls below $10,000 for Spartan Florida Municipal Money Market or $5,000 for Spartan Florida Municipal Income (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the trading fee, if applicable, on the day your account is closed and, for Spartan Florida Municipal Money Market, the $5.00 account closeout fee will be charged.
The FEES FOR INDIVIDUAL TRANSACTIONS (except the short-term trading fee) are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting fee will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire transaction fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires.
Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Each fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions.
The bond fund normally declares dividends daily and pays them monthly. The bond fund normally pays capital gains distributions in January and December.
Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS
Shares begin to earn dividends on the first business day following the day of purchase.
Shares earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:
1. REINVESTMENT OPTION. Your dividends and capital gains distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. (bond fund only) Your capital gains distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.
3. CASH OPTION. Your dividends and capital gains distributions, if any, will be paid in cash.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES
As with any investment, your investment in a fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS.
Each fund seeks to earn income and pay dividends exempt from federal income tax, and also seeks exemption of fund shares from the Florida intangible tax.
Each fund has received a ruling from the Florida Department of Revenue that, if at the close of business on the last business day of any calendar year, the fund's assets consist solely of those exempt from Florida intangible tax, shares of the fund owned by Florida residents will be exempt from the tax. Items exempt from the Florida intangible tax include Florida municipal obligations, certain obligations of the U.S. Government or its agencies, territories and possessions, and cash. In the event a fund owns any asset on that day that is subject to the Florida intangible tax, all or a portion of the value of the fund's shares will be subject to the tax.
A portion of each fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each fund's income may be subject to the federal alternative minimum tax. Each fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ORDINARY INCOME. Each fund's distributions of long-term capital gains, if any, are taxable to you generally as CAPITAL GAINS at a rate based on how long the securities were held.
If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a RETURN OF CAPITAL to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "BUYING A DIVIDEND" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31. TAXES ON TRANSACTIONS. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT
Each fund is a MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified goal.
Fidelity Management & Research Company (FMR) is each fund's MANAGER. As of __, [month] [day] [year], FMR had $__ billion in discretionary assets under management.
As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.
Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, is an affiliate of FMR and serves as sub-adviser for the money market fund. As of [month][day] [year], FIMM had $____ in discretionary assets under management. FIMM is primarily responsible for choosing investments for the money market fund.
Beginning January 1, 1999, FIMM will serve as sub-adviser and be primarily responsible for choosing investments for the bond fund.
A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.
Christine Thompson is Vice President and manager of Spartan Florida Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager. Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Each fund pays a management fee to FMR.
The management fee is calculated and paid to FMR every month.
FMR pays all of the other expenses of each fund with limited exceptions.
Spartan Florida Municipal Money Market and Spartan Florida Municipal Income's annual management fee rate is 0.50% and 0.55%, respectively, of its average net assets.
FMR pays FIMM for providing assistance with investment advisory services.
FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a fund's expenses and boost its performance.
As of[date], approximately __% and __% OF [NAME OF FUND]'s total outstanding shares, respectively, were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s]].

FUND DISTRIBUTION
FDC distributes each fund's shares.
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.
To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.
FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. Total returns for each period include the reinvestment of all dividends and distributions. The annual information has been audited by __________, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request.


You can obtain additional information about the funds. The funds' SAI includes more detailed information about investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of recent market conditions and the fund's investment strategies, performance and holdings.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8888 or visit Fidelity's Web site at www.fidelity.com.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-2741, 811-6453

Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, Fidelity Investments, TouchTone Xpress, Fidelity Automatic Account Builder, Fidelity Money Line, Fidelity On-Line Xpress+, Fidelity Web Xpress, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Portfolio Advisory Services is a service mark of FMR Corp.

Insert item code number  SFC-pro-0199



FIDELITY COURT STREET TRUST II:
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

CROSS REFERENCE SHEET

FORM N 1A
ITEM NUMBER                                                   STATEMENT OF ADDITIONAL INFORMATION SECTION



10                           ...............................  Front Cover Page

11           a        ...................................     Description of the Trust

             b        ...................................     *

12           a        ...................................     Investment Policies and Limitations; Descriptions of the
                                                              Trust

             b, c, d  ...................................     Investment Policies and Limitations

             e        ...................................     **

13           a-d      ...................................     Trustees and Officers

             e        ...................................     *

14                    ...................................     **

15           a        1.................................      Control of Investment Adviser

                      2.................................      Trustees and Officers

                      3.................................      Management Contracts

             b        ...................................     Distribution Services

             c        ...................................     Management Contracts

             d        ...................................     Transfer and Service Agent Agreements

             e, f     ...................................     *

             g        1,2..............................       Distribution Services

                      3.................................      *

                      4-6.............................        Distribution Services

             h        1.................................      *

                      2.................................      Transfer and Service Agent Agreements

                      3.................................      Description of the Trust

                      4.................................      Transfer and Service Agent Agreements

16           a, b     ...................................     **

             c        ...................................     Portfolio Transactions

             d, e     ...................................     **

17           a        ...................................     Description of the Trust

             b        ...................................     *

18           a        ...................................     Additional Purchase, Exchange and Redemption
                                                              Information

             b        ...................................     *

             c        ...................................     Valuation

             d        ...................................     *

19           a        ...................................     Distributions and Taxes

             b        ...................................     **

20           a, b     ...................................     Distribution Services

             c        ...................................     **

21           a        ...................................     Performance

             b        ...................................     Performance

22                    ...................................     Financial Statements


___________________
* Not Applicable
**To be filed by amendment

SPARTAN(registered trademark) CONNECTICUT MUNICIPAL MONEY MARKET FUND
AND
FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET FUND
FUNDS OF FIDELITY COURT STREET TRUST II
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

   JANUARY 25, 1999

This Statement of Additional Information (SAI) is not a prospectus.
   Portions of the funds'     Annual    Reports are incorporated
herein.     The Annual Reports    are supplied     with this SAI.
To obtain a free    additional     copy of the Prospectus, dated
January 25, 1999    , or an Annual Report, please call
Fidelity   (registered trademark)     at 1-800-544-8888    or visit
Fidelity's Web site at www.fidelity.com    .
TABLE OF CONTENTS                                     PAGE

Investment Policies and Limitations                   3

Special Considerations Regarding Connecticut          9

Special Considerations Regarding Puerto Rico          9

Portfolio Transactions                                11

Valuation                                             12

Performance                                           12

Additional Purchase,    Exchang    e and Redemption      19
Information

Distributions and Taxes                               19

Trustees and Officers                                 20

   Control of Investment Advisers                        22

Management Contracts                                  23

   Distribution Services                                 27

   Transfer and Service Agent Agreements              27

Description of the Trusts                                28

Financial Statements                                  29

Appendix                                              29

   (fidelity_logo_graphic) 82 Devonshire Street, Boston, MA 02109
       CTR/CTM   -ptb-0199

   [Insert item code number].

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109


INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940
   (the     1940    Act    )) of the fund. However, except for the
fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET
FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short;
   (4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
   (5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
   (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (9) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
   (10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations    (1), (7)    , and (i), FMR identifies
the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF FIDELITY CONNECTICUT MUNICIPAL MONEY MARKET

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3    ) sell securities short, unless it owns, or by virtue of
ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
   (4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
   (5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in total assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
   (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
   (10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as an investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (iv    ) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations    (1), (7    ), and (i), FMR identifies
the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.
   For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 4.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these
techniques unless it believes that doing so will help    a     fund
achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be,
"affiliated persons" of the fund under the    1940 Act    . These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
D   OLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FEDERALLY TAXABLE    SECURITIES.     Under normal conditions,    a
municipal fund does     not intend to invest in securities whose
interest is federally taxable. However, from time to time on a
temporary basis,    a municipal     fund may invest a portion of its
assets in fixed-income    securities     whose interest is subject to
federal income    tax.
Should a    municipal     fund invest in federally taxable
   securities    , it would purchase securities that, in FMR's
judgment, are of high quality.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS    involve purchasing     and    writing
    options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example,
purchasing     a put option and    writing     a call option on the
same underlying    instrument would     construct a combined position
whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's
current or anticipated investments exactly.    A fund     may invest
in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically    invests    , which involves a risk
that the options or futures position will not track the performance
of    the     fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In sellin    g a futures contract,    the
selle    r agrees to sell a    specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller ente    r into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some
are based on indices of securities prices   ,     such as the Bond
Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the    bond f    und's investments in futures
contracts and options, and the    fund's     policies regarding
futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or write    r greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchase    r may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
purchaser     will lose the entire    premium    . If the    option is
exercised,     the    purchaser     completes the sale of the
underlying instrument at the strike price. A    purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss
(limited to the amount of the    premium,     plus related transaction
costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium,    the
writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option
chooses to exercise it.    The writer     may seek to terminate a
position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is
not liquid for a put option,    however, the writer     must continue
to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the writer to     sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID    SECURITIES     cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they
are valued.    Difficulty in selling securities may result in a loss
or may be costly to a fun    d. Under the supervision of the Board of
Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid
   securities.     In determining the liquidity of a fund's
investments, FMR may consider various factors, including (1) the
frequency    and volume     of trades and quotations, (2) the number
of dealers and prospective purchasers in the marketplace, (3) dealer
undertakings to make a market    and     (4) the nature of the
security    and the market in which it trades     (including any
demand, put or tender features,    the mechanics and other
requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that
depend on the performance of one or more inte   rest rates. Their
coupon rates or principal payments may change by several percentage
points for every 1% interest rate     change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes.
   Indexed securities may be more volatile than     the    underlying
instruments. Indexe    d securities are    also     subject to the
credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund    may     lend money to, and
borrow money from, other funds advised by FMR or its    affiliates;
however, municipal funds     currently    intend     to participate in
this program only as    borrowers.     A fund will borrow through the
program only when the costs are equal to or lower than the costs of
bank loans.    Interfund borrowings normally extend overnight, but can
have a maximum duration of seven days    . Loans may be called on one
day's    notice.     A fund may have to borrow from a bank at a higher
interest rate if an interfund loan is called or not    renewed.
INVERSE FLOATERS have variable interest rates that typically move in
the opposite direction from    movements in     prevailing short-term
interest rate levels - rising when prevailing short-term interest
rates fall, and vice versa.    The     prices of inverse floaters
   can be     considerably more volatile than    the prices of
bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
       LOWER-QUALITY DEBT SECURITIES.    Lower-quality debt securities
have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE.     Each money market fund participates in
a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each money market fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured    to be    , or may employ
a trust or other    form     so    that     they    are    , eligible
investments for money market    funds    . For example, put features
can be used to modify the maturity of a security or interest rate
adjustment features can be used to enhance price stability. If    a
    structure    fails to function     as intended, adverse tax or
investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled
definitively on certain legal issues presented by    certain
structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of
distributions made by the    funds    .
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: i) repayment of a municipal bond before maturity (redemption), ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
       PRINCIPAL MUNICIPAL BOND INSURERS.    The various insurance
companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities.
Generally,    a fund     will not hold    these     obligations
directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other
third party. A participation interest gives    the purchaser a
specified, undivided interest in the obligation in proportion to its
purchased interest in the total amount of the    issue    .
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
       MUNICIPAL MARKET DISRUPTION RISK.    The value of municipal
securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the Connecticut legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share (NAV).
       EDUCATION.    In general, there are two types of
education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
       ELECTRIC UTILITIES.    The electric utilities industry has been
experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
       HOUSING.    Housing revenue bonds are generally issued by a
state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features     are subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS.    Securities     may    be purchased     on a
when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to
sell and a    purchaser     to buy refunded municipal obligations at a
stated price and yield on a settlement date that may be several months
or several years in the future. A    purchaser     generally will not
be obligated to pay the full purchase price if t   he issue    r fails
to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the
   issuer    . A purchaser may secure its obligations under a
refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding
   contract    .
REPURCHASE AGREEMENTS    involve an agreement to purchase     a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon
rate or maturity of the purchased security.    As protection against
the     risk that the original seller will not fulfill its obligation,
the securities are held in a    separate     account at a bank,
marked-to-market daily, and maintained at a value at least equal to
the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or
becomes insolvent. The funds will engage     in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIE    S    are subject to legal restrictions on
their sale. Difficulty in selling securities may result in a loss or
be costly to a fund. Restricted securities     generally can be sold
in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required, the    holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop,
   the holder     might obtain a less favorable price than prevailed
when it decided to seek registration of the    security    .
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells    a security to     another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security     at an    agreed-upon     price and time.    The funds
will enter into reverse repurchase agreements with parties whose
creditworthiness has been    reviewed     and found satisfactory by
FMR. Such transactions may increase fluctuations in the market value
of    fund     assets and    a fund's yield and     may be viewed as a
form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial
institutions.     FMR may rely on its evaluation of the credit of the
credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the
credit of a    foreign     bank or other    foreign entities    , FMR
will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its
commitment.    Changes in the credit quality of the entity providing
the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of
exercise.    A     fund may acquire standby commitments to enhance the
liquidity of portfolio    securities    .
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining
whether to    purchase     an instrument supported by a letter of
credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments
are not    generally marketable    ; and the possibility that the
maturities of the underlying securities may be different from those of
the    commitments    .
       TEMPORARY DEFENSIVE POLICIES.    Each fund reserves the right
to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or
long-term, fixed-rate,    municipal     bond (generally held pursuant
to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option
   bonds    , FMR will consider the creditworthiness of the issuer of
the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured with     put
   features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain
financial intermediarie    s.
In many instances bonds and participation interests have tender
options or demand features that permit    the holder to     tender (or
put) the bonds to an institution at periodic intervals and to receive
the principal amount thereof.    Variable rate instruments structured
in this fashion are considered to be     essentially equivalent to
other    variable rate securities.     The IRS has not ruled whether
the interest on t   hese instrument    s is tax-exempt.    Fixed-rate
bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest    payments; instead    , they
are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current
income, their prices can be    more     volatile t   han other types
of fixed-income securities     when interest rates change. In
calculating    a fund'    s dividend, a portion of the difference
between a zero coupon bond's purchase price and its face    value is
considered incom    e.

SPECIAL CONSIDERATIONS REGARDING CONNECTICUT
The following only highlights some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of Connecticut, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. Manufacturing has historically been of prime economic importance to Connecticut. The State's manufacturing industry is diversified, with transportation equipment (primarily aircraft engines, helicopters and submarines) the dominant industry, followed by non-electrical machinery, fabricated metal products and electrical machinery. As a result of a rise in employment service related industries and a decline in manufacturing employment, manufacturing accounted for only 17.39% of total non-agricultural employment in Connecticut in 1996. Defense-related business represents a relatively high proportion of the manufacturing sector. On a per capita basis, defense awards to Connecticut have traditionally been among the highest in the nation, and reductions in defense spending have had a substantial adverse impact on Connecticut's economy.
The average unemployment rate in Connecticut increased from a low of 3.0% in 1988 to a high of 7.5% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.7% in 1996. Average per capita personal income of Connecticut residents increased in every year from 1987 to 1996, rising from $21,235 to $33,189. However, pockets of significant unemployment and poverty exist in some Connecticut cities and towns.
For each fiscal year starting with the 1991-92 fiscal year, the General Fund has operated at a surplus with over 60% of the State's tax revenues being generated by the income tax and the sales and use tax. However, the State's budgeted expenditures have more than doubled from approximately $4,300,000,000 for the 1986-87 fiscal year to approximately $9,700,000,000 for the 1998-99 fiscal year.
At the end of the 1990-91 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the six fiscal years ended June 30, 1997, the General Fund ran operating surpluses, based on the State's budgetary method of accounting, of approximately $110,200,000, $113,500,000, $19,700,000, $80,500,000, $250,000,000,
and $262,600,000, respectively. General Fund budgets for the biennium ending June 30, 1999, were adopted in 1997. General Fund expenditures and revenues are budgeted to be approximately $9,550,000,000 and $9,700,000,000 for the 1997-98 and 1998-99 fiscal years, respectively. During 1991 the State issued a total of $965,710,000 Economic Recovery Notes, of which $157,055,000 were outstanding as of August 1, 1997. The notes were to be payable no later than June 30, 1996, but as part of the budget adopted for the biennium ending June 30, 1997, payment of the notes scheduled to be paid during the 1995-96 fiscal year was rescheduled to be made over the four fiscal years ending June 30, 1999.
The State's primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the State. As of August 1, 1997, the State had authorized direct general obligation bond indebtedness totaling $11,469,639,000 of which $9,990,468,000 had been approved for issuance by the State Bond Commission and $8,897,072,000 had been issued. As of August 1, 1997, State direct general obligation indebtedness outstanding was $6,733,149,000.
In 1995, the State established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The University is authorized to issue $962,000,000 bonds to finance the improvements. The University's bonds will be secured by a State debt service commitment, the aggregate amount of which is limited to $382,000,000 for the four fiscal years ending June 30, 1999, and $580,000,000 for the six fiscal years ending June 30, 2005.
In addition to the bonds described above, the State also has limited or contingent liability on a significant amount of other bonds. As of August 1, 1997, the amount of bonds outstanding on which the State has limited or contingent liability totaled $4,071,400,000.
In 1984, the State established a program to plan, construct and improve the State's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2000, is currently estimated to be $11.2 billion, to be met from federal, state, and local funds. The State expects to finance most of its $4.7 billion share of such cost by issuing $4.2 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.
As of October 15, 1996, the General Assembly had authorized $4,157,900,000 of such STO bonds, of which $3,594,700,000 new money borrowings had been issued. It is anticipated that additional STO bonds will be authorized annually in amounts necessary to finance and to complete the infrastructure program. Such additional bonds may have equal rank with the outstanding bonds provided certain pledged revenue coverage requirements are met. The State expects to continue to offer bonds for this program.
The State's general obligation bonds are rated AA- by Standard & Poor's and Aa3 by Moody's. On March 17, 1995, Fitch reduced its ratings of the State's general obligation bonds from AA+ to AA. Regional economic difficulties, reductions in revenues and increases in expenses could lead to further fiscal problems for the State and its political subdivisions, authorities and agencies. Difficulties in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.
In recent years, certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport has authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed. State legislation enacted in 1993 prohibits municipal bankruptcy filings without the prior written consent of the Governor.

SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as
available on the date of this    SAI    . FMR has not independently
verified any of the information contained in such official statements,
   prospectuses    , and other publicly available documents, but is
not aware of any fact    that     would render such information
materially inaccurate.
The economy of Puerto Rico is fully integrated with that of the United
   States. I    n fiscal    1997    , trade with the United States
accounted for approximately 88% of Puerto Rico's exports and
approximately 62% of its    imports    . In this regard, in fiscal
   1997     Puerto Rico experienced a $   2.7     billion positive
adjusted merchandise trade balance.
Since fiscal 1985, personal income, both aggregate and per capita, has
increased consistently each fiscal year. In fiscal    1997    ,
aggregate personal income was $   32.1     billion ($   30.0
    billion in 1992 prices) and personal per capita income was
$   8,509 ($7,957     in 1992 prices). Gross product in fiscal    1993
    was $   25.1     billion ($   24.5     billion in    1992
    prices) and gross product in fiscal    1997     was $   32.1
billion ($27.7     billion in 1992 prices). This represents an
increase in gross product of 27.7% from fiscal    1993     to    1997
(13.0%     in 1992 prices).
Puerto Rico's    economic expansion, which has lasted over ten
years    , continued throughout the five-year period from fiscal
   1993     through fiscal    1997    . Almost every sector of the
economy    participated    , and record levels of employment were
   achieved    . Factors behind the continued expansion included
Government-sponsored     economic development programs, periodic
declines in the exchange value of the U.S. dollar,    increases in
the level of federal    transfers    , and the relatively low cost of
borrowing funds during the period.
Average employment increased from 999,000 in    fiscal 1993     to
1,128,300 in fiscal 1997.    Unemployment    , although at relatively
low historical    levels    , remains above the    U.S. average    .
Average unemployment decreased from 16.8% in fiscal    1993     to
13.1% in fiscal 1997.
Manufacturing is the largest sector in the economy accounting for
$   19.8     billion or 41.   2    % of gross domestic product in
fiscal 1997. The manufacturing sector employed    153,273     workers
as of March 1997. Manufacturing    in Puerto Rico is now more
diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift
is best exemplified by heavy investment in pharmaceuticals    ,
scientific instruments, computers, microprocessors,    and electrical
products over the last decade.     The service sector, which includes
wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs
the greatest number of people. In fiscal    1997    , the service
sector generated $   18.4     billion in gross domestic product or
   38.2    % of the total. Employment in this sector grew from
   467,000     in fiscal    1993     to    551,000     in fiscal
   1997    , a cumulative increase of    17.8    %.    This
increase was greater than the    12.9%     cumulative growth in
employment over the same period providing 48% of total employment. The
   G    overnment sector of the Commonwealth plays an important role
in the economy of the island. In fiscal year    1997    , the
Government accounted for $   5.2     billion of Puerto Rico's gross
domestic product and provided    10.9    % of the total employment.
   The construction industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy,
accounting for $   2.0     billion of gross domestic product in fiscal
   1997    .
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic
development and    growth    . This new program, which is referred to
as the New Economic Model, promotes changing the role of the
   G    overnment from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages
private sector investment by reducing    G    overnment-imposed
regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another
initiative    is the improvement and expansion     of Puerto Rico's
infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,877 at the end of fiscal 1997 and to a projected 11,972 by the end of fiscal 1998.
The New Economic Model also seeks to reduce the size of the
   G    overnment's direct contribution to gross domestic product. As
part of this goal, the    G    overnment has transferred certain
   G    overnmental operations and sold a number of its assets to
pri   vate parties. Among these are: (i) the Government sold the
assets of the Puerto Rico Maritime Authority; (ii) the     Government
   executed     a five-year management agreement for the operation and
management of the Aqueducts and Sewer Authority by a private company;
(iii) the Aqueducts and Sewer Authority    executed     a construction
and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power Authority
   executed     power purchase contracts with private power producers
under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention
center;    and     (ix) the Government has announced its intention to
sell the Puerto Rico Telephone Company and is currently involved in the sale process.
One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the
   G    overnment provides free health services to low income
individuals through public health facilities owned and administered by
the    G    overnment to one in which all medical services are
provided by the private sector and the    G    overnment provides
comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date
coverage commences. As of    December 31, 19    97, over    1.1
millio    n persons were participating in the program at an estimated
annual cost to Puerto Rico for fiscal    1998     of approximately
$   672     million. In conjunction with this program, the operation
of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health
facilities to private entities. The Government    sold six health
facilities     to private companies    and     is    currently in
negotiations    with other private companies for     the sale of
   thirteen     health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal
Revenue    Code 1986    , as amended (the "Code").
Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
 The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
Under the 1998 Tax Incentives    Law    , companies    are     able to
repatriate or distribute their profits free of tollgate taxes. In
addition, passive income derived from designated investments    will
    continue to be fully exempt from income and municipal license
taxes. Individual shareholders of an exempted business    will     be
allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted
business by its shareholders during the exemption period    will
    be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small
Business Job Protection Act of 1996 enacted by the    U.S    .
Congress and signed into law by President Clinton on August 20, 1996
(the "1996 Amendments"),    the tax credit    , as described
   below    , is now being phased out over a ten-year period for
existing claimants and is no longer available for corporations that
   established     operations in Puerto Rico after October 13, 1995
(including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified
investments in Puerto Rico. The Section 30A    c    redit and the
remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to
claim a credit (the "Section 30A    c    redit") against the federal
income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a    U.S.     corporation which (i) was actively conducting a
trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    c    redit is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the    C    ode may compute the amount
of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A
c    redit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14,
1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996
Amendments, and as an alternative to the Section 30A    credit,
U.S.     corporations that meet certain requirements and elect its
application ("Section 936 Corporations") are entitled to credit
against their    U.S    . corporate income tax, the portion of such
tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or
more of its gross income from sources within Puerto    Rico     and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the
possession income subject to the    Section     936 credit will be
subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995.
The    Section     936 credit is eliminated for taxable years
beginning in 2006.
PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the
Government    of Puerto Rico     proposed to Congress the enactment of
a new permanent federal incentive program similar to    that
provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other
   wage-related     expenses, such as fringe benefits, as well as
depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to (i) extend the availability of the Section
30A    credit     indefinitely; (ii) make it available to companies
establishing operations in Puerto Rico after October 13, 1995; and
(iii) eliminate the income cap.    Although this     proposal, was not
included in the final fiscal 1998 federal    budget, President
Clinton's fiscal 1999 budget submitted to Congress again included
these modifications to Section 30A    . While the Government of Puerto
Rico plans to continue lobbying for this proposal, it is not possible
at this time to predict whether the Section 30A    credit     will be
so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of
transaction orders for other investment companies and    investment
    accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors,
including, but not limited    to    : the size and type of the
transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the
reasonableness of any commissions;    and, if applicable, arrangements
for payment of fund expenses.
   If     FMR    grants     investment management authority to    a
    sub-adviser (see the section entitled "Management Contracts"),
   that     sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with
the policies described    above    .
   Each     fund may execute portfolio transactions with
broker-dealers who provide research and execution services to the
   fund     or other    investment     accounts over which FMR or its
affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends,
portfolio strategy, and performance of    investment     accounts; and
effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a fund     may be useful to FMR in rendering
investment management services to    that fund     or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a fund    . The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of
a particular transaction or FMR's overall responsibilities to    that
fund     or its other clients. In reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into
account     assistance received in the distribution of shares of the
funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The     Trustees of    each fund     periodically review    FMR's
    performance of its responsibilities in connection with the
placement of portfolio transactions on behalf of the    fund     and
review the commissions paid by    the     fund over representative
periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended    November 30, 1998     and    1997    ,
the portfolio turnover rates        were    ___%     and    ___%    ,
respectively, for    Spartan Connecticut Municipal Income.
Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.
For the fiscal years ended    November 1998, November 1997, and
November 1996, the fund     paid no brokerage commissions.
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by    FMR or its affiliates,
investment decisions for each fund are made independently from those
of other funds managed by FMR or    investment account    s managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
    accounts. Simultaneous transactions are inevitable when several
funds and    investment     accounts are managed by the same
investment adviser, particularly when the same security is suitable
for the investment objective of more than one fund or    investment
    account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
Each        fund's    net asset value per share (    NAV   ) is
    the value    of a single share. The NAV of each fund is computed
by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service. Futures contracts and options are valued on the basis of market quotations, if available.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
MONEY MARKET FUNDS. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
   Securities of other open-end investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would
deviate from    the     $1.00 per    share calculated using amortized
cost valuation    . If the Trustees believe that a deviation from
a     fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE
   A fund     may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is
not intended to indicate future returns.    The share price of a
bond f   und, the     yield    of a fund    , and total return
fluctuate in response to market conditions and other factors, and the
value of a    bond     fund's shares when redeemed may be more or less
than their original cost.
YIELD CALCULATIONS (MONEY MARKET FUNDS). To compute the    yield for a
    money market    fund     for a period, the net change in value of
a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base
period return is annualized to obtain a current annualized yield.    A
    money market    fund     also may calculate    an     effective
yield by compounding the base period return over a one-year period. In
addition to the current yield,    a     money market    fund     may
quote yields in advertising based on any historical seven-day period.
Yields for    a     money market fund are calculated on the same basis
as other money market funds, as required by    applicable
    regulation.
   Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATIONS (BOND FUND).    Yields for     the    fund     are
computed by dividing the fund's interest    and     income for a given
30-day or one-month period, net of expenses, by the average number of
shares entitled to receive    distributions     during the period,
dividing this figure by the fund's    NAV     at the end of the
period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect
the fund   's     short-term trading    fee    . Income is calculated
for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes of calculating    the     fund's
yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating the fund's yield, the fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment
alternatives. However,    a     fund's yield fluctuates, unlike
investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates
   the     fund's yield will tend to be somewhat higher than
prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates
are falling, the inflow of net new money to    the     fund from the
continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The     tax-equivalent yield    of a municipal fund     is the rate
an investor would have to earn from a fully taxable investment before taxes to equal a fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a
   specified     combined federal and state income tax rate. If only a
portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and state income tax laws for
   1999    . The second table shows the approximate yield a taxable
security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2% to 8%. Of course, no assurance can be given that a fund will achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket
taking into account federal and state taxes for    1999    .

   1999     TAX RATES

Taxable                                          Connecticut     State  Combined
Income*                                       Marginal Rate             Federal and State
                                                                        Effective Rate**

Single         Joint   Joint   Federal
Return         Return  Return  Marginal Rate

$         $    $       $        %              %                         %

                                %              %                         %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
   ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

   Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

                     If your combined federal and state effective tax
                     rate in    1999     is:
                     %  %  %  %  %

To match these

tax-free yields:  Your taxable investment would have to earn the following yield:



   A     fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting
dividends and capital gain distributions, and any change in    a
    fund's NAV over a stated period.    A cumulative total return
reflects actual performance over a stated period of time. A    verage
annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year
performance of    a     fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax    basis. Total returns     may or may not include the
effect of the    account closeout     fee    or the small account
fee    . Excluding a fund's    small account fee or account closeout
fee     from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar
   illustration    .
NET ASSET VALUE. Charts and graphs using        a fund's    NAV    s,
adjusted    NAV    s, and benchmark    indexes     may be used to
exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
CALC   ULATING HISTORICAL MONEY MARKET FUND RESULTS. The following tables show performance for each fund calculated including certain fund expenses.
       CALCULATING HISTORICAL BOND FUND RESULTS.    The following
table shows performance for the fund calculated including certain fund expenses.
   For Spartan Connecticut Municipal Income, total returns do [not] include the effect of the fund's 0.50% short-term trading fee, applicable to shares held less than 180 days.
       HISTORICAL MONEY MARKET FUND RESULTS.    The following table
shows each fund's 7-day yield, tax-equivalent yield, and total return for the fiscal period ended November 30, 1998. Total return figures include the effect of the $5.00 account closeout fee based on an average size account.
       HISTORICAL BOND FUND RESULTS.    The following tables show the
fund's yield, tax-equivalent yield and total return for the fiscal period ended November 30, 1998.
The tax-equivalent yield   s for Spartan Connecticut Municipal Money
Market, Connecticut Municipal Money Market and Spartan Connecticut
Municipal Income are     based on a combined effective federal    and
    state income tax rate of    __%, __% and __%, respectively     and
reflects that, as of    November 30, 1998 [    none/an estimated __%[
__%, and __%]] of    each     fund's income was subject to state
taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.

                                         Average                   Cumulativ
                                         Annual                    e Total
                                         Total                     Returns
                                         Returns

                  Seven-Day  Tax-        One       Five   Life of  One        Five   Life of
                  Yield      Equivalent  Year      Years  Fund*    Year       Years  Fund*
                             Yield



Spartan CT Muni    %          %           %         %      %        %          %      %
Money Market


   * From     March 4, 1991    (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these
periods,    the fund    's total returns would have been lower.
Note: If FMR had not reimbursed certain fund expenses during these
periods,    the fund    's yield        and tax equivalent yield would
have been ___% and __%, respectively.

                                         Average                   Cumulativ
                                         Annual                    e Total
                                         Total                     Returns
                                         Returns

                  Seven-Day  Tax-        One       Five   Life of  One        Five   Life of
                  Yield      Equivalent  Year      Years  Fund*    Year       Years  Fund*
                             Yield



CT Muni           %          %           %         %      %        %          %      %
Money Market


* From August 29, 1989 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively.



                                            Average               Cumulativ
                                            Annual                e Total
                                            Total                 Returns
                                            Returns

                   Thirty-Day   Tax-        One      Five   Ten   One       Five  Ten
                   Yield        Equivalent  Year     Years  Years Year      Years Years
                                            Yield



Spartan CT Muni    %            %            %       %      %      %        %      %
Income



   Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's yield and tax equivalent yield would have been ___% and __%, respectively.

The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period.
    Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower
income than fixed-income investmen   ts     such as the funds   .
The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the    10-year period ended
November 30, 1998 or life of fund, as applicable, assuming all distributions were reinvested. Total returns are based on past results
and are not an indication of future performance.     Tax consequences
of different investments have not been factored into the figures below.
During the period from    March 4, 1991     (commencement of
operations) to    November 30, 1998    , a hypothetical $10,000
investment in    Spartan Connecticut Municipal Money Market     would
have grown to    $______.



   SPARTAN                                                                 INDEXES
CONNECTI
CUT
MUNICIPAL
MONEY
MARKET
FUND

Period Ended  Value of    Value of       Value of       Total   S&P 500  DJIA  Cost of
              Initial     Reinvested     Reinvested     Value                  Living[**]
              $10,000     Dividend       Capital Gain
              Investment  Distributions  Distributions










19__          $            $              $               $       $        $      $

19__*         $            $              $               $       $        $      $


* From    March 4, 1991     (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in    Spartan
Connecticut Municipal Money Market     on    March 4, 1991     the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cash value at the time they were reinvested) amounted to    $______.
    If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller,
and cash payments for the period would have amounted to    $______
    for dividends   .     The    money market funds     did not
distribute any capital gains during the period. The figures in the
table do not include the effect of the fund's        __% sales charge
   (which was in effect during th    e period    _____     through
_____) or its     account closeout fee   .

   During the period from August 29, 1989 (commencement of operations) to November 30, 1998, a hypothetical $10,000 investment in Connecticut Municipal Money Market would have grown to $______.


   FIDELITY                                                        INDEXES
CONNECTI
CUT
MUNICIPAL
MONEY
MARKET
FUND

Period Ended  Value of    Value of       Value of       Total   S&P 500  DJIA  Cost of
              Initial     Reinvested     Reinvested     Value                  Living[**]
              $10,000     Dividend       Capital Gain
              Investment  Distributions  Distributions







19__          $           $              $              $       $        $     $

19__*         $           $              $              $       $        $     $


* From    August 29, 1989     (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Connecticut Municipal Money Market on August 29, 1989, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends. The money market fund did not distribute any capital gains during the period. The figures in the table do not include the effect of [the fund's/[Name of Fund(s)] __% sales charge (which was in effect during the period _____ through _____).

   During the 10-year period ended November 30, 1998, a hypothetical $10,000 investment in Spartan Connecticut Municipal Income would have grown to $____.



   SPARTAN                                                       INDEXES
CONNECTI
CUT
MUNICIPAL
INCOME
FUND

Period Ended  Value of    Value of       Value of       Total   S&P 500  DJIA  Cost of
              Initial     Reinvested     Reinvested     Value                  Living[**]
              $10,000     Dividend       Capital Gain
              Investment  Distributions  Distributions







19__          $           $              $              $       $        $     $

19__*         $           $              $              $       $        $     $


Explanatory Notes: With an initial investment of $10,000 in Spartan
Connecticut Municipal Income on December 1,    1999    , the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
   $______    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   ______     for dividends and $   _____     for capital gain
distributions. The figures in the table do not include the effect of
the fund's    __% sales charge (which was in effect during the period
_____ through _____) or its 0.50%     short-term trading fee
applicable to shares held less than 180 days.

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are
prepared without regard to tax consequences.        Lipper may also
rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes    , it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in a   dvertising. The bond fund may advertise risk
ratings, including symbols or numbers, prepared by independent rating agencies.
A fund's performance may also be compared to that of    the
b    enchmark index representing the universe of securities in which
the fund may invest. The total return of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the
i   ndex(es)    .
The    municipal     bond fund may compare    its performance     to
the Lehman Brothers Municipal Bond Index, a    market
capitalization-weighted index     for investment-grade municipal bonds
with maturities of one    year or more    .    Issues included in the
index have been issued after December 31, 1990, and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
   Spartan Connecticut Municipal Income may compare its performance to that of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, a market capitalization-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more. Issues included in the index have been issued as part of an offering of at least $20 million, have an outstanding par value of at least $2 million, and have been issued after December 31, 1990.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on
the CPI   )    , and combinations of various capital markets. The
performance of these capital markets is based on the returns of
different    indexes    .
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the    future    .
   The     money market funds may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT
AVERAGES(trademark)/   All Tax-Free    , which is reported in IBC's
MONEY FUND REPORT(trademark), covers over    ___ tax-free     money
market    funds    .
   The     bond fund may compare and contrast in advertising the
relative advantages of investing in a mutual fund versus an individual
municipal bond. Unlike    municipal bond     mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales
charges of many    municipal bond     mutual funds are lower than the
purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A bond fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages
of historical data. In advertising,    a bond     fund may also
discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate price movements over specific periods of
   time for a bond fund    . Each point on the momentum indicator
represents the fund's percentage change in price movements over that period.
A bond fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
   As of November 30    ,    1998    , FMR advised over    $__ billion
in municipal fund assets,     $   __     billion in    taxable
fixed-income fund assets, $__ billion in     money market fund assets,
$   ___     billion in equity fund assets, $   __     billion in
international fund assets, and $   ___     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    each     fund may compare its
total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction.
   Each fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the
    structure   .
   Interest     on certain "private activity" securities is subject to
the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered
tax-exempt for purposes of    Spartan Connecticut Municipal Money
Market's and Spartan Connecticut Municipal Income's     policies of
investing so that at least 80% of    each fund's     income is free
from federal income tax    and Connecticut Municipal Money Market's
policy of investing so that at least 80% of its income distributions
are free from federal income tax.     Interest from private activity
securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be
paid, if    any    .
A portion of the gain on    municipal     bonds purchased    at
    market discount after April 30, 1993    is     taxable to
shareholders as    ordinary income    , not as capital gains.
Dividends     resulting from a recharacterization of gain from the
sale of bonds purchased    at     market discount after April 30, 1993
are not considered income for purposes of    Spartan Connecticut
Municipal Money Market's and Spartan Connecticut Municipal
Income's     policy of investing so that at least 80% of    each
fund's     income is free from federal income tax    and Connecticut
Municipal Money Market's policy of investing so that at least 80% of
its income distributions are free from federal income tax    .
   CONNECTICUT TAXES. The Connecticut income tax is generally imposed at the rate of 4.5% on the Connecticut taxable income of resident and non-resident individuals, trusts, and estates, although a 3% rate applies to the first several thousand dollars of Connecticut taxable income depending on the taxpayer's filing status. Connecticut taxable income is federal adjusted gross income after certain modifications (Connecticut AGI) less a personal exemption. The amount of the personal exemption varies depending on the taxpayer's filing status and is phased out as the amount of Connecticut AGI increases. A credit is also provided depending on the tax payer's filing status and Connecticut AGI. The personal exemption and credit, where applicable, and the initial 3% rate bracket lower the effective rate of tax somewhat below 4.5%.
   Dividends paid by a fund that qualify as exempt-interest dividends for federal income tax purposes are not subject to the Connecticut income tax to the extent they are derived from obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or any public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut ("Connecticut obligations"), or derived from obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing. Exempt-interest dividends derived from other sources and any distributions by a fund that are taxable as "dividends" for federal income tax purposes, are includable in Connecticut AGI for purposes of the Connecticut income tax. Amounts, if any, treated as capital gains or losses for federal income tax purposes, such as those arising upon the sale, redemption, and other disposition of shares of a fund by a shareholder or dividends paid by a fund that are treated as capital gain dividends for federal income tax purposes, are includable in Connecticut AGI for purposes of the Connecticut income tax to the same extent as they are includable in gross income for federal income tax purposes, except that such capital gain dividends are not included in Connecticut AGI to the extent they are derived from Connecticut obligations.
   The net Connecticut minimum tax is imposed on taxpayers subject to the Connecticut income tax and required to pay the federal AMT. The net Connecticut minimum tax is based on what the taxpayer's federal AMT tax base or tax would be if computed taking certain Connecticut modifications into account. Included in these modifications are the elimination of exempt-interest dividends derived from Connecticut obligations or obligations of U.S. possessions and territories the interest on which federal law prohibits the states from taxing and the elimination of capital gain dividends from Connecticut obligations.
   The Connecticut corporation business tax is imposed on any corporation or association carrying on, or having the right to carry on, business in Connecticut. Distributions from any source, including those treated as federally tax-exempt dividends, are includable in gross income for purposes of the corporation business tax. However, the corporation business tax allows a deduction for 70% (100% if the shareholder owns at least 20% of the total voting power and value of a fund's shares) of amounts includable in taxable income thereunder that are treated as "dividends" and not as exempt-interest dividends or capital gain dividends for federal income tax purposes, but disallows deductions for expenses related to such amounts.
   CAPITAL GAINS DISTRIBUTIONS. Each fund's capital gains distributions are federally taxable to shareholders at a rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held. Each money market fund may distribute any net realized capital gains once a year or more often, as necessary.
   As of November 30    , 199_, [the   /each] [fund/[Name(s) of
Fund(s)]] had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will
expire on November 30    ,    199_, ____, and ____ , respectively, is
available to offset future capital gains.
TAX STATUS OF THE FUN   DS.     Each fund intends to qualify each year
as a "regulated investment company"    under Subchapter M of the
Internal Revenue Code     so that it will not be liable for federal
tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs each fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and
review each fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by    FMR or its affiliates    . The business
address of each Trustee, Member of the Advisory Board, and officer who
is an "interested person" (as defined in the    1940 Act)     is 82
Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of Fidelity Investments Money Management,    Inc.
(1998) , Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (   57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   65    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ),    Trustee    . Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   54    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates    is a Director of
LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement
products).    Mr. Gates also is a Trustee of the Forum for
International Policy and of the Endowment Associatio    n of the
College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of National Arts Stabilization    Inc    .,
Chairman of the Board of Trustees of the Greenwich Hospital
Association,    Director of the Yale-New Haven Health Services Corp.
(1998) , a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
   FMR    . Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School
(University of North Carolina at Chapel Hill,    1988    ).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (   65    ), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A.
Hanna Company (chemicals, 1993),    Imation Corp. (imaging and
information storage, 1997).
*ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management,
Inc. (   1998    ), Fidelity Management & Research (U.K.) Inc. (1997),
and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
   1992    ).
DWIGHT D. CHURCHILL (   44    ), is Vice President of Bond Funds,
   G    roup    L    eader of the Bond Group, Senior Vice President of
FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
BOYCE I. GREER (41), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President
of FMR (1997),    and Vice President of FIMM (1998)    . Mr. Greer
served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of
Municipal Fixed-Income Investments    (1996-1997)    .
FRED L. HENNING, JR. (58), is Vice President of Fidelity's
   Fixed-Income Group (1995), Senior Vice President of FMR (1995)    ,
and Senior Vice President of    FIMM (1998)    . Before assuming his
current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   SCOTT A. ORR (36), is Vice President of Fidelity Connecticut Municipal Money Market (1997), Spartan Connecticut Municipal Money Market Fund (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Orr managed a variety of Fidelity
Funds.
   GEORGE A. FISHER (37), is Vice President of Spartan Connecticut Municipal Income Fund (1997), and other funds advised by FMR. Prior to his current responsibilities, Mr. Fisher managed a variety of Fidelity Funds.
ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
S   TANLEY N. GRIFFITH (52), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (   52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   40    ), Assistant Treasurer (   1996    ), is
Assistant Treasurer of F   idelity's Fixed-Income Funds (1998    ) and
an employee of FMR (1996).        Prior to joining FMR, Mr. Simpson
was Vice        President and Fund Controller of Liberty Investment
Services (1987   -    1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended November 30,    1998    , or
calendar year ended December 31, 1997, as applicable.

   COMPENSATION TABLE


Trustees         Aggregate                Aggregate               Aggregate                Total
and              Compensation             Compensation            Compensation             Compensation
Members of the   from                     from                    from                     from the
Advisory Board   Spartan CT Muni          CT Muni                 Spartan CT Muni          Fund Complex*,A
                 Money MarketB,C          Money MarketB,D         IncomeB,E

J. Gary          $ 0                      $ 0                     $ 0                      $ 0
Burkhead**

Ralph F. Cox     $                        $                       $                        $ 214,500

Phyllis Burke    $                        $                       $                        $ 210,000
Davis

Robert M.        $                        $                       $                        $ 176,000
Gates***

Edward C.        $ 0                      $ 0                     $ 0                      $ 0
Johnson 3d**

E. Bradley       $                        $                       $                        $ 211,500
Jones

Donald J. Kirk   $                        $                       $                        $ 211,500

Peter S.         $ 0                      $ 0                     $ 0                      $ 0
Lynch**

William O.       $                        $                       $                        $ 214,500
McCoy****

Gerald C.        $                        $                       $                        $ 264,500
McDonough

Marvin L.        $                        $                       $                        $ 214,500
Mann

Robert C.        $ 0                      $ 0                     $ 0                      $ 0
Pozen**

Thomas R.        $                        $                       $                        $ 214,500
Williams


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
   ***     Mr. Gates was appointed to the Board of Trustees of
   Fidelity Court Street Trust     effective March 1, 1997. Mr. Gates
was elected to the Board of Trustees of    Fidelity Court Street Trust
II     on    December 17, 1997.
   ****     Mr. McCoy was appointed to the Board of Trustees of
   Fidelity Court Street Trust     effective January 1, 1997. Mr.
McCoy was elected to the Board of Trustees of    Fidelity Court Street
Trust II     on    December 17, 1997.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
B  Compensation figures include cash, and may include amounts required
to be deferred    and amounts deferred at the election     of
Trustees.
C        The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
D        The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
E        The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
F    Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting and ar    e treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of [DATE], approximately __% of [Fund Name(s)]'s total outstanding shares was held by FMR [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of FMR [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.
As of [   DATE    ], the Trustees, Members of the Advisory Board, and
officers of [the/each] fund owned, in the aggregate, less than __% of
   [[each fund/[Fund Name(s)]]'s     total outstanding shares.
As of [   DATE    ], the following owned of record or beneficially 5%
or more (   up to and including 25%)     of    [[each fund/[Fund
Name(s)]]'s     outstanding shares:
As of [   DATE    ], approximately ____% of [   NAME OF FUND    ]'s
total outstanding shares were held by [   NAME OF SHAREHOLDER    ];
approximately ___% of [   NAME OF FUND    ]'s total outstanding shares
were held by [   NAME OF SHAREHOLDER    ]; and approximately ___% of
[   NAME OF FUND    ]'s total outstanding shares were held by [   NAME
OF SHAREHOLDER]    .
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

   CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES (   CONNECTICUT MUNICIPAL MONEY
MARKET).     In addition to the management fee payable to FMR and the
fees payable to the transfer, dividend disbursing, and shareholder
servicing agent   ,     pricing and bookkeeping agent, the fund pays
all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT-RELATED EXPENSES (   SPARTAN CONNECTICUT MUNICIPAL MONEY
MARKET AND SPARTAN CONNECTICUT MUNICIPAL INCOME    ). Under the terms
of its management contract with    e    ac   h     fund, FMR is
responsible for payment of all operating expenses of    e    ach fund
with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and
interested Trustees,    e    ach fund's proportionate share of
insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and
shareholder services,        pricing and bookkeeping services   .
FMR pays all other expenses of    Spartan Connecticut Municipal Money
Market and Spartan Connecticut Municipal Income     with the following
exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which
a     fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management
contract,    Spartan Connecticut Municipal Money Market and Spartan
Connecticut Municipal Income     each pays FMR a monthly management
fee at the annual rate of    0.50    % and    0.55    %, respectively,
of    the fund's     average net assets throughout the month.
The management fee paid to FMR by    Spartan Connecticut Municipal
Money Market and Spartan Connecticut Municipal Income     is reduced
by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
For the services of FMR under the management contract,    Connecticut
Municipal Money Market     pays FMR a monthly management fee which has
two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE               EFFECTIVE ANNUAL FEE
SCHEDULE                     RATES

Average Group    Annualized  Group Net              Effective Annual Fee
Assets           Rate        Assets                 Rate

 0 - $3 billion  .3700%       $ 0.5 billion         .3700%

 3 - 6           .3400         25                   .2664

 6 - 9           .3100         50                   .2188

 9 - 12          .2800         75                   .1986

 12 - 15         .2500         100                  .1869

 15 - 18         .2200         125                  .1793

 18 - 21         .2000         150                  .1736

 21 - 24         .1900         175                  .1690

 24 - 30         .1800         200                  .1652

 30 - 36         .1750         225                  .1618

 36 - 42         .1700         250                  .1587

 42 - 48         .1650         275                  .1560

 48 - 66         .1600         300                  .1536

 66 - 84         .1550         325                  .1514

 84 - 120        .1500         350                  .1494

 120 - 156       .1450         375                  .1476

 156 - 192       .1400         400                  .1459

 192 - 228       .1350         425                  .1443

 228 - 264       .1300         450                  .1427

 264 - 300       .1275         475                  .1413

 300 - 336       .1250         500                  .1399

 336 - 372       .1225         525                  .1385

 372 - 408       .1200         550                  .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   ___     billion of group net assets - the approximate
level for    November     1998 - was    __    %, which is the weighted
average of the respective fee rates for each level of group net assets
up to $   __     billion.
The individual fund fee rate for    Connecticut Municipal Money
Market     is    0.25    %. Based on the average group net assets of
the funds advised by FMR for    November 1998    , the fund's annual
management fee rate would be calculated as follows:

                             Group Fee Rate       Individual Fund Fee Rate       Management Fee Rate

   CT Muni Money Market      0.   ___%       +    0.   25    %              =    0   .___%


One-twelfth of    the     management fee rate is applied to the fund's
average net assets for the month, giving a dollar    amount     which
is the fee for that month.
The following table shows the amount of management fees paid by each
fund to FMR for the past three fiscal years   ,     and the amount of
credits reducing management fees for    Spartan Connecticut Municipal
Money Market and Spartan Connecticut Municipal Income.

                    Fiscal Years Ended  Amount of         Management Fees
                    November 30         Credits Reducing  Paid to FMR
                                        Management Fees

Spartan CT          1998                $                 $ *
Muni Money
Market

                    1997                $                 $ *

                    1996                $                 $ *

CT Muni             1998                $                 $
Money Market

                    1997                $                 $

                    1996                $                 $

   Spartan CT          1998                $                 $ *
   Muni Income

                       1997                $                 $ *

                       1996                $                 $ *

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
[(dagger)]    On [month] [day], 19__, FMR reduced the [management
fee/individual fund fee] rate paid by [Name(s) of Fund(s)] from __% to __%.

   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule[s] on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary    expenses) which is subject to
revision or termination].     FMR retains the ability to be repaid for
these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and
yield, and repayment of the reimbursement by    a     fund will lower
its total returns and yield.
   Effective [Date], FMR voluntarily agreed to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of __% of its average net assets. For the fiscal years ended November 1998, 1997, and 1996, management fees incurred under the fund's contract prior to reimbursement amounted to $_________, $___________, and $_________, respectively (after reduction for compensation to the non-interested Trustees), and management fees reimbursed by FMR amounted to $_________, $___________, and $_________, respectively.
   The reimbursement arrangement that is in effect for [[the fund/[Name(s) of Fund(s)]] will continue through [month] [day], 19__, after which time FMR may elect to discontinue it.

             Period[s] of                Aggregate   Fiscal Years        Management     Amount of
             Expense                     Operating   Ended               Fee Before     Management
             Limitation                  Expense        November 30      Reimbursement  Fee
                                         Limitation                                     Reimbursement

             From          To

[Fund Name]  Month, day,   Month, day,    %          199_                $ *            $
             year          year

             Month, day,   Month, day,    %          199_                $ *            $
             year          year

             Month, day,   Month, day,    %          199_                $ *            $
             year          year


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER. On behalf of    Spartan Connecticut Municipal Money
Market and Connecticut Municipal Money Market    , FMR has entered
into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds.
   Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the
operations of FMR Texas    .
On    behalf of Spartan Connecticut Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund.
Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas by FMR on behalf of    Spartan Connecticut
Municipal Money Market and Connecticut Municipal Money Market     for
the past three fiscal years are shown in the table below.

Fund                  Fiscal Year Ended November 30  Fees Paid to FMR Texas

Spartan CT Muni       199   8                        $
Money Market

                      199   7                        $

                      199   6                        $

CT Muni Money Market  199   8                        $

                      199   7                        $

                      199   6                        $

   On behalf of Spartan Connecticut Municipal Money Market and
Connecticut Municipal Money Market, for the fiscal year ended November 30, 1998, FMR paid FIMM fees of $_____ and $____, respectively.

DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses
in connection with the offer and sale of shares are paid by FMR    .
The Trustees have approved Distribution and Service Plans on behalf of
each fund (the Plan   s    ) pursuant to Rule 12b-1 under the 1940 Act
(the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in the sale of fund shares and/or shareholder support services.
    In addition, each Plan provides that FMR, directly or through FDC,
m   ay pay     intermediaries, such as    banks    ,    broker-dealers
and other service-providers,     that    provide those services.
Currently, the Board of Trustees has authorized such payments for shares.
   Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ [for [Fund Name]], $____ [for [Fund Name]], and $_____ [for [Fund
Name]].
FMR made no payments either directly or through FDC to
   intermediaries     for the fiscal year ended    1998.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows may     result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments
under the Plan   s    . No preference for the instruments of such
depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with    UMB,
which is located at 1010 Grand Avenue, Kansas City, Missouri    .
Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB. For providing transfer agency services, FSC receives an account fee
and an asset-based fee each    paid monthly with respect to each
account in a fund. For     retail accounts and certain institutional
accounts,    these fees are based on account size and fund type. For
    certain institutional retirement accounts, t   hese fees are based
on fund type    .    For     certain other institutional retirement
accounts,    these fees are based on account type (i.e., omnibus or
non-omnibus) and, for non-omnibus accounts,     fund type. The
   a    ccount f   ees are subject to increase based on postage rate
changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
I   n addition, FSC collects a $5.00 exchange fee for each exchange out of Spartan Connecticut Municipal Money Market.
   FSC also collects Spartan Connecticut Municipal Money Market's $5.00 account closeout fee
   FSC also collects Spartan Connecticut Municipal Money Market's $2.00 checkwriting fee.
   FSC also collects Spartan Connecticut Municipal Money Market's $5.00 wire transaction fee.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in a    qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into
sub-service agent agreements with    FSC, an affiliate of FM    R.
Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly
fee based on    each     fund's average daily net assets throughout
the month. The annual fee rates for pricing and bookkeeping services
are .0175%    for Connecticut Municipal Money Market     of the first
$500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
   Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by Connecticut Municipal Money Market to FSC for the past three fiscal years are shown in the table below.

Fund                  199   8      199   7      199   6

CT Muni Money Market  $            $            $

For    Spartan Connecticut Municipal Money Market and Spartan
Connecticut Municipal Income    , FMR bears the cost of transfer
agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUSTS
   TRUST ORGANIZATION.     Spartan Connecticut Municipal Income Fund
is a fund of Fidelity Court Street Trust   ,     an open   -    end
management investment company organized as a Massachusetts business
trust on April 21, 1977.        Currently, there are four funds    in
Fidelity Court Street Trust:     Spartan Connecticut Municipal Income
Fund,    Spartan     Municipal Income Fund, Spartan Florida Municipal
Income Fund, and Spartan New Jersey Municipal Income Fund.        The
Trustees    are permitted     to create additional funds    in the
trust    .
Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund are funds of Fidelity Court
Street Trust II, an open   -    end management investment company
organized as a Delaware business trust on June 20, 1991.
    Currently, there are five funds of Fidelity Court Street Trust
II:        Fidelity Connecticut Municipal Money Market Fund, Spartan
Connecticut Municipal Money Market Fund,    Spartan New Jersey
Municipal Money Market,     Spartan Florida Municipal Money Market
Fund, and Fidelity New Jersey Municipal Money Market Fund.
    T   he Trustee    s    are permitted     to create additional
funds    in the trust    .
The assets of t   he Massachusetts     trust received for the issue or
sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such
fund. The underlying assets of each fund    in the Massachusetts trust
shall be     charged with the liabilities    and expenses attributable
to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
   The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
SHAREHOLDER LIABILITY    -     MASSACHUSETTS TRUST. The Massachusetts
trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or
its Trustees r   elating to the trust shall include a     provision
limiting the obligations created thereby to the Massachusetts trust
and its assets   .
The Declaration of Trust provides for indemnification out of each
fund's property of any shareholder    or former shareholder     held
personally liable for the obligations of the fund    solely by reason
of his or her being or having been a shareholder and not because of
his or her acts or omissions or for some other reason    . The
Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust. The Trust Instrument
provides    that the trust shall not have any claim against
shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally
liable for the obligations of the    fund solely by reason of his or
her being or having been a shareholder and not because of his or her
acts or omissions or for some other reason.     The Trust Instrument
also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not
apply, no contractual limitation of liability was in effect, and    a
    fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS -    MASSACHUSETTS     TRUST. Each fund's capital
consists of shares of beneficial interest. As a shareholder, you
   are entitled to     one vote for each dollar of net asset value you
own. The voting rights    of shareholders can be changed only by a
shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or        conversion rights. Shares are
fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or any    of its funds     may be terminated upon the sale
of its assets to another open-end management investment company, or
   upon liquidation and distribution of its assets    , if approved by
a vote of    shareholders of the trust or the fund. In the event of
the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       VOTING RIGHTS - DELAWARE TRUST.    Each fund's capital consists
of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder
vote, i   n order to change the form of organization of the trust
cause the trust to merge or consolidate with one or more trusts, partnerships, associations, limited liability companies or
corporations, as long     as the surviving entity is an open-end
management investment company,    or is a fund thereo    f, that will
succeed to or assume the    trust's     registration statement, or
cause    the trust to incorporate     under Delaware law.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and
   members of     the Board of Trustees may, from time to time,
conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    __________________     serves as the    trusts'
    independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended November 30,    1998    , and report(   s    ) of
the auditor, are included in each fund's Annual Report    and are
incorporated herein by reference    .

APPENDIX
   Spartan, Fidelity, Fidelity Investments & (Pyramid) Design, and Fidelity Focus are registered trademarks of FMR Corp.
   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.


   SPARTAN(registered trademark) NEW JERSEY MUNICIPAL MONEY MARKET
FUND
AND
FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND
   FUNDS OF FIDELITY COURT STREET TRUST II
   SPARTAN NEW JERSEY MUNICIPAL INCOME FUND
   A FUND OF FIDELITY COURT STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION

   JANUARY 25, 1999

This Statement of Additional Information (SAI) is not a prospectus.
   Portions of the funds'     Annual Re   port are incorporated
herein.     The Annual Report    is supplied     with this SAI.
To obtain a free additional copy of a Prospectus,    dated January 25,
1999,     or an Annual Report, please call    Fidelity(registered
trademark)     at 1-800-544-8888    or visit Fidelity's Web site at
www.fidelity.com.

TABLE OF CONTENTS                                     PAGE

Investment Policies and Limitations                   2

Special Considerations Regarding    New Jerse    y    9

Special Considerations Regarding Puerto Rico          11

Portfolio Transactions                                12

Valuation                                             13

Performance                                           14

   Additional Purchase, Exchange and Redemption          20
   Information

Distributions and Taxes                               20

Trustees and Officers                                 20

Control of Investment Adviser   s                     24

   Management Contracts                               24

   Distribution Services                                 27

   Transfer and Service Agent Agreements                 28

Description of the Trusts                             28

Financial Statements                                  29

Appendix                                              29

NJT-ptb-   0199

   Insert item code number

   (fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting
securities" (as defined in the Investment Company Act of 1940 (   the
    1940    Act)    ) of the fund. However, except for the fundamental
investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

   INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET
FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) sell securities short, unless it owns, or by virtue of ownership of other securities, has the right to obtain at no added cost, securities equivalent in kind and amount to the securities sold short;
   (4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
   (5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
   (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
   (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
   (10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements).
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
   (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (v) The fund does not currently intend to engage in repurchase agreements or make loans but this limitation does not apply to purchases of debt securities.
   (vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   INVESTMENT LIMITATIONS OF FIDELITY NEW JERSEY MUNICIPAL MONEY
MARKET FUND

   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (3) sell securities short, unless it owns, or by virtue of ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold short;
   (4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
   (5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
   (7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
   (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (9) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling futures contracts); or
   (10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements).
   (11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
   (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (v) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iii), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL INCOME
FUND

   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
   (1) issue senior securities, except as permitted under the Investment Company Act of 1940;
   (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
   (3) underwrite securities issued by others (except to the extent that the fund may be deemed an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
   (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
   (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
   (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
   (7) lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements).
   (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
   (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
   (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
   (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
   (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest as least 50% of total assets so that no more than 5% of the fund's total assets are invested in the securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
on page        .
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be,
"affiliated persons" of the fund under the 1940    Act    . These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
   ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
       CASH MANAGEMENT.    A fund can hold uninvested cash or can
invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
       CENTRAL CASH FUNDS    are money market funds managed by FMR or
its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FEDERALLY TAXABLE    SECURITIES    . Under normal conditions,    a
municipal     fund    does     not intend to invest in securities
whose interest is federally taxable. However, from time to time on a
temporary basis,    a municipal     fund may invest a portion of its
assets in fixed-income    securities     whose interest is subject to
federal income tax.
Should a    municipal     fund invest in federally taxable
   securities    , it would purchase securities that, in FMR's
judgment, are of high quality.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and    options    : Combined Positions, Correlation of Price
Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS    involve purchasing     and    writing
    options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return
characteristics of the overall position. For example,    purchasing
    a put option and    writing     a call option on the same
underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's
current or anticipated investments exactly.    A     fund may invest
in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically    invests    , which involves a risk
that the options or futures position will not track the performance of
   the     fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling     a futures contract,    the
seller     agrees to sell    a specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller ente    r into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the    bond     fund will not: (a) sell futures
contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the    bond     fund's investments in futures
contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this
type of arrangement allows the    purchaser or writer     greater
flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire    premium    . If the    option
is exercised    , the    purchaser     completes the sale of the
underlying instrument at the strike price. A    purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium,    the
writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not
liquid for a put option,    however, the writer     must continue to
be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the write    r to sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID    SECURITIES     cannot be sold or disposed of in the
ordinary course of business at approximately the prices at which they
are valued.    Difficulty in selling securities may result in a loss
or may be costly to a fund.     Under the supervision of the Board of
Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid
   securities    . In determining the liquidity of a fund's
investments, FMR may consider various factors, including (1) the
frequency    and volume     of trades and quotations, (2) the number
of dealers and prospective purchasers in the marketplace, (3) dealer
undertakings to make a market    and     (4) the nature of the
security    and the market in which it trades     (including any
demand, put or tender features,    the mechanics and other
requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes.
   Indexed securities may be more volatile than the underlying
instruments. Indexed     securities are    also     subject to the
credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC, a fund    may     lend money to, and borrow
money from, other funds advised by FMR or its    affiliates    ;
   however, municipal funds     currently    intend     to participate
in this program only as    borrowers    . A fund will borrow through
the program only when the costs are equal to or lower than the costs
of bank loans.    Interfund borrowings normally extend overnight, but
can have a maximum duration of seven days    . Loans may be called on
one day's notice.    A     fund may have to borrow from a bank at a
higher interest rate if an interfund loan is called or not renewed. INVERSE FLOATERS have variable interest rates that typically move in
the opposite direction from    movements     in prevailing short-term
interest rate levels - rising when prevailing short-term interest
rates fall, and vice versa.    The     prices of inverse floaters
   can be     considerably more volatile than    the prices of
bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
       LOWER-QUALITY DEBT SECURITIES.    Lower-quality debt securities
have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE. Each money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each money market fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured    to be    , or may employ
a trust or    other form     so that they    are    , eligible
investments for    money market     funds. For example, put features
can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a
structure    fails to function     as intended, adverse tax or
investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled
definitively on certain legal issues presented by    certain
    structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: i) repayment of a municipal bond before maturity (redemption), ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
       PRINCIPAL MUNICIPAL BOND INSURERS.    The various insurance
companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally,
a fund will not hold    these     obligations directly as a lessor of
the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation
interest gives    the purchaser     a specified, undivided interest in
the obligation in proportion to its purchased interest in the total
amount of the    issue    .
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance
limitations.    If a municipality stops making payments or transfers
its obligations to a private entity, the obligation could lose value
or become taxable    .
       MUNICIPAL MARKET DISRUPTION RISK.    The value of municipal
securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the New Jersey legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share.
       EDUCATION.    In general, there are two types of
education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
       ELECTRIC UTILITIES.    The electric utilities industry has been
experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
       HEALTH CARE.    The health care industry is subject to
regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
       HOUSING.    Housing revenue bonds are generally issued by a
state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
       WATER AND SEWER.    Water and sewer revenue bonds are often
considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features     are subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS.    Securities     may    be purchased     on a
when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to
sell and a    purchaser     to buy refunded municipal obligations at a
stated price and yield on a settlement date that may be several months
or several years in the future. A    purchaser     generally will not
be obligated to pay the full purchase price if    the issuer     fails
to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the
   issuer    . A    purchaser     may secure its obligations under a
refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding
   contract    .
REPURCHASE AGREEMENTS    involve an     agreement    to purchase     a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon
rate or maturity of the purchased security.    As protection
against     the risk that the original seller will not fulfill its
obligation, the securities are held in a    separate     account at a
bank, marked-to-market daily, and maintained at a value at least equal
to the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the
counterparty has agreed to purchase the security.     In addition,
delays or losses could result if the other party to the agreement
defaults or becomes insolvent.    The funds will     engage in
repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
   RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be
costly to a fund. Restricted securities     generally can be sold in
privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered
public offering. Where registration is required,    the holder of
a    registered security     may be obligated to pay all or part of
the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed
when it decided to seek registration of the    security    .
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells    a security     to another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security at an agreed-upon price and time.     The fund   s     will
enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such
transactions may increase fluctuations in the market value    of
    fund assets    and a fund's yield     and may be viewed as a form
of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial
institutions.     FMR may rely on its evaluation of    the credit of
the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments
are not    generally marketable    ; and the possibility that the
maturities of the underlying securities may be different from those of
the    commitments    .
   TEMPORARY DEFENSIVE POLICIES Each fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or
long-term, fixed-rate,    municipal     bond (generally held pursuant
to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option
   bonds    , FMR will consider the creditworthiness of the issuer of
the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE    SECURITIES     provide for periodic
adjustments    in     the interest rate paid on the security. Variable
rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured with     put
   features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender
options or demand features that permit    the holder to     tender (or
put) the bonds to an institution at periodic intervals    and     to
receive the principal amount thereof.    Variable     rate instruments
structured in    this fashion are considered to be essentially
equivalent to other variable rate securities    . The IRS has not
ruled whether the interest on these    instruments is tax-exempt    .
Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or
otherwise    may have similar features    .
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest    payments; instead,     they
are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current
income, their prices can be    more     volatile    than other types
of fixed-income securities     when interest rates change. In
calculating    a fund's     dividend, a portion of the difference
between a zero coupon bond's purchase price and its face    value is
considered income.

SPECIAL CONSIDERATIONS REGARDING NEW JERSEY
The following highlights only some of the more significant financial trends and problems affecting New Jersey (the "State"), and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
The State's personal income tax rates were reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates are, depending upon a taxpayer's level of income and filing status, 30%, 15% or 9% lower than 1993 rates.
The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. After enjoying an extraordinary boom during the mid-1980s, the State, as well as the rest of the Northeast, slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, construction activity had already been declining in the State for nearly two years, growth had tapered off markedly in the service sectors, and the long-term downtrend of factory employment had accelerated partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of the State's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 255,600 from May 1992 to June 1997, a recovery of 97.5% of the jobs lost during the recession.
Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992 (according to U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research). Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997 through June 1997.
For the recovery period as a whole, May 1992 to June 1997, service-producing employment in the State has expanded by 283,500 jobs. Hiring has been reported by food stores, wholesale distributors, trucking and warehousing firms, security and commodity brokers, business and engineering/management service firms, hotels/hotel-casinos, social service agencies, and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,300 and 7,500, respectively, in the 12-month period ended June 1997.
In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, the State's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900, respectively, reflecting a slowdown in national manufacturing production activity. Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and the first five months of 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive.
Nonresidential construction activity, as measured by contract awards, grew by 19.6% in 1994, 3.0% in 1995, and 7.0% in 1996. More recently, nonresidential building construction contracts increased by 45.8% in the first five months of 1997 compared with the same period in 1996. Residential construction contracts, despite monthly fluctuations, increased by 17.1% for the first five months of 1997 as compared to the first five months of 1996 ($989 million and $845 million, respectively). Nonbuilding or infrastructure construction rose robustly by 64.0% during this period. Helped by these increases, total construction contracts rose by 41.0% when comparing the first five months of 1996 and 1997.
The rising economic trend experienced in the State has led to higher retail sales, which showed steady growth from 1992 through 1996, including a 3.8% increase from 1995 to 1996. The higher retail sales, in turn, produced steady increases in retail trade jobs (both full and part time). Retail trade employment has risen by nearly 49,000 since a May 1992 low point. From December 1996 to June 1997, the number of retail jobs rose by 8,700.
Total new vehicle registrations (new passenger cars and light trucks and vans) rose in 1994 by 5.8%, declined by 4.4% in 1995, then rose 2.6% in 1996. Through May 1997 however, total new vehicle registrations rose by 2.8% compared to the same time period in 1996. Unemployment in the State through June 1997 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 6.8% in 1994 to 6.4% in 1995 and to 6.2% in 1996.
Subsequently, it has dropped to 5.5% for the first six months of 1997. The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995, and 1996. As of July 1, 1997, the State's unemployment insurance trust fund balance stood at $2.2 billion.
The State has benefited from the national recovery. The State's recovery is in its sixth year and appears to be sustainable now that the national economy has "soft-landed". While the latest national indicators show that economic growth accelerated during the first quarter of this year, the inflation rate remained low.
Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may very well continue to rise due to the sustained character of the recovery, although the interest-sensitive homebuilding industry may provide only a moderate amount of stimulus both nationally and in the State. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for cautious optimism in the State include increasing employment levels, a low jobless rate, and a higher-than-national level of per capita personal income.
If the nation's economic growth rate slows from the robust 5.9% growth in the first quarter of 1997, the State's economy should have enough momentum to keep its trend line pointing upwards. Its growth potential is not yet limited by the labor supply constraints affecting some other parts of the country. Looking further ahead, prospects for New Jersey appear favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service sectors.
There is a Constitutional provision that requires the State to maintain a balanced budget. The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1997" refers to the State's fiscal year beginning July 1, 1996 and ending June 30, 1997. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections for Fiscal Year 1997 being more or less than forecasted. The State is bound, however, by the constitutional requirement that no appropriations law may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same Fiscal Year, exceeds the total amount of anticipated revenues available for such Fiscal Year as certified by the Governor. The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The appropriation act provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for Fiscal Year 1994 was $926 million, for Fiscal Year 1995 $569 million, and for Fiscal Year 1996 $442 million. For Fiscal Year 1997, the balance at year end in the undesignated General Fund is estimated to be $269 million. Legislation approved by the Governor on June 5, 1997 revised funding provisions applicable to the State retirement systems. The legislation provides that the value of the assets of the retirement systems shall be the full fair market value of the assets as of the valuation date of the valuation reports applicable to Fiscal Year 1998. Additionally, on the same date, legislation was enacted to authorize the New Jersey Economic Development Authority (the "Authority") to issue bonds, notes or other obligations for the purpose of financing in full or in part the unfunded accrued pension liability for the State's seven retirement plans. On June 30, 1997, the Authority issued bonds pursuant to this legislation (the "Pension Bonds"). For Fiscal Year 1997, $368.7 million was provided as the State's contribution to the State's retirement systems, which appropriation takes into account funding from the proceeds of the Pension Bonds and the change in the asset valuation method authorized by the recent legislation (collectively, the "1997 Pension Transaction"). The appropriation for the State's required contribution which would have been $664,469,510 has been revised to $250,303,611, thereby resulting in a reduction of $414 million in the required contribution by the State for Fiscal Year 1998. Between July 1, 1995 and March 31, 1996, independent actuaries reported that the market value of all assets of the retirement funds was $47.3 billion compared to a $43.0 billion accumulated benefit obligation, representing a funding level of 110.1%, determined in accordance with the principles of the Financial Accounting Standards Board. The present value of projected benefits, determined in accordance with the principles of the Government Accounting Standards Board, of the funds is $49.7 billion, representing a funding level for projected benefits of 87.4%. As of this date, the consulting actuaries to the State are in the process of performing the actuarial valuation and therefore, these numbers do not reflect the impact of the 1997 Pension Transaction. However, it is anticipated that the market value of all assets of the funds shall exceed the accumulated benefit obligations.
Federal aid received in the General Fund and Special Transportation fund amounted to $4.20 billion for the Fiscal Year ended June 30, 1994, $4.62 billion for the Fiscal Year ended June 30, 1995, $4.69 billion for the Fiscal Year ended June 30, 1996, and is projected to be $5.40 billion for the Fiscal Year ending June 30, 1997 and $6.04 billion for the fiscal year ending June 30, 1998.
The State finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. No general obligation debt can be issued by the State without prior voter approval, except that no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of outstanding debt of the State, so long as such law requires that the refinancing provide a debt service savings.
In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 1998, the amount appropriated to this purpose is $516.0 million of which $380.3 million is for transportation projects. The aggregate outstanding general obligation bonded indebtedness of the State as of June 30, 1997 was $3.437 billion. For Fiscal Year 1998, $483.7 million has been appropriated for principal and interest payments for general obligation bonds.
The State has extensive control over school districts, cities, counties and local financing authorities. State laws impose specific limitations on local appropriations, with exemptions subject to state approval. The State shares the proceeds of a number of taxes, with funds going for, among other things, local education programs, homestead rebates, medicaid and welfare programs.
At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 ET. SEQ. In addition, at any given time there are various numbers of contract and other claims against the State and State agencies, including environmental claims asserted against the State, among other parties, arising from the alleged disposal of hazardous waste. The State is unable to estimate its exposure for these claims. Moreover, the State is involved in a number of other lawsuits in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure. Such cases include challenges to its system of educational funding, the methods by which the State Department of Human Services shares with county governments, the maintenance recoveries and costs for residents in State psychiatric hospitals, and residential facilities for the developmentally disabled, a suit challenging the constitutionality of hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection, a suit alleging tort and contractual claims against the State associated with a resource recovery facility, a suit seeking return of moneys paid by various counties for maintenance of Medicaid or Medicare eligible residents of institutions and facilities for the developmentally disabled, a suit challenging assessments upon property and casualty liability insurers pursuant to the Fair Automobile Insurance Reform Act, and suits seeking return of moneys paid by various hospitals pursuant to the Health Care Cost Reform Act of 1992. NEW JERSEY EDUCATION ASSOCIATION ET AL. V. STATE OF NEW JERSEY ET AL. represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund (TPAF), the Public Employee's Retirement System (PERS), and Police and Fireman's Retirement System
(PFRS), the State Police Retirement System (SPRS) and the Judicial Retirement System (JRS). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase-in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the fiscal year 1997 budget. The State has filed a motion to dismiss and a motion for summary judgment.
On October 6, 1995, the Court issued its opinion in which it dismissed the State as a party to the action. The only defendant is Treasurer Clymer. The claims surviving the motion are: (1) breach of trust and fiduciary duty (against the Treasurer in both his individual and official capacities); (2) violation of Due Process (against the Treasurer in both his individual and official capacities); and (3) a
42. U.S.C. (sub-section)1983 claim (against the Treasurer in his individual capacity).
The forms of relief sought related to these surviving claims are (1) a declaration that certain provisions of Chapter 62 violate due process of law under the Fifth and Fourteenth Amendments to the U.S. Constitution; (2) a declaration that the enactment and implementation of certain provisions of Chapter 62 constitute a breach of the fiduciary obligations owed to contributing participants, vested participants and retirees of the TPAF and PERS; (3) a declaration that Chapter 62 contravenes the statutory and common law duties to administer and fund the plans in an actuarially sound and fiscally responsible manner; (4) a permanent injunction against administering, enforcing or otherwise implementing certain provisions of Chapter 62; and (5) directing payment of plaintiffs' attorneys' fees, disbursements and costs pursuant to 42 U.S.C. (sub-section)1988.
The State filed a motion for reconsideration or, in the alternative, for certification to the Third Circuit Court of Appeals, of the remaining claims. By order dated December 19, 1995, the District Court denied the motion in all respects. On January 29, 1996, the State, on behalf of Treasurer Clymer, filed a Petition for a Writ of Mandamus and a Motion for a Stay of the Proceedings below, pending consideration and disposition of the petition, with the Third Circuit Court of Appeals. In the petition, Treasurer Clymer asked the Court of Appeals to direct the District Court to dismiss the complaint or enter summary judgment in his favor. Alternatively, the Treasurer asked the Court of Appeals to order the District Court to vacate its order denying summary judgment and resolve that motion as a matter of law without discovery or fact finding or to certify the issues for interlocutory appeal. The Third Circuit Court of Appeals denied the motion and petition on February 20, 1996. The matter is currently stayed pending the adoption of the Appropriations Act for Fiscal Year 1998. The State intends to vigorously defend this action.
Currently, the State's general obligation bonds are rated AA+ by Standard & Poor's, Aa1 by Moody's Investors Service, Inc. and AA+ by Fitch IBCA, Inc.

SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements,
   prospectuses    , and other publicly available documents, but is
not aware of any fact    that     would render such information
materially inaccurate.
The economy of Puerto Rico is fully integrated with that of the
United    States. In     fiscal    1997, trade     with the United
States accounted for approximately 88% of Puerto Rico's exports and
approximately 62% of its imports. In this regard, in fiscal    1997
    Puerto Rico experienced a $   2.7     billion positive adjusted
merchandise trade balance.
Since fiscal    1985    , personal income, both aggregate and per
capita, has increased consistently each fiscal year. In fiscal
   1997    , aggregate personal income was $   32.1 b    illion
($   30.0     billion in 1992 prices) and personal per capita income
was $   8,509 ($7,957     in 1992 prices). Gross product in fiscal
   1993     was $   25.1 billion ($24.5 billion in 1992 prices    )
and gross product in fiscal    1997     was $   32.1 billion ($27.7
    billion in 1992 prices). This represents an increase in gross
product of 27.7% from fiscal    1993     to    1997 (13.0%     in 1992
prices).
Puerto Rico's    economic expansion, which has lasted over ten
years,     continued throughout the five-year period from fiscal
   1993     through fiscal    1997    . Almost every sector of the
economy participated, and record levels of employment were achieved. Factors behind the continued expansion included
   G    overnment-sponsored economic development programs, periodic
declines in the exchange value of the U.S. dollar,    increases in
the level of federal transfers, and the relatively low cost of borrowing funds during the period.
Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical
levels, remains above the    U.S. average    . Average unemployment
decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997. Manufacturing is the largest sector in the economy accounting for
$   19.8     billion or    41.2    % of gross domestic product in
fiscal    1997    . The manufacturing sector employed    153,273
workers as of March 1997. Manufacturing in    Puerto Rico is now more
diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift
is best exemplified by heavy investment in pharmaceuticals    ,
scientific instruments, computers, microprocessors, and    electrical
products over the last decade.     The service sector, which includes
wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs
the greatest number of people. In fiscal    1997    , the service
sector generated $   18.4 b    illion in gross domestic product or
38.2%     of the total. Employment in this sector grew from    467,000
    in fiscal    1993     to    551,000     in fiscal    1997    , a
cumulative increase of    17.8%    .    This     increase was greater
than the    12.9    % cumulative growth in employment over the same
period providing 48% of total employment. The    G    overnment sector
of the Commonwealth plays an important role in the economy of the
island. In fiscal year    1997    , the Government accounted for
$   5.2     billion of Puerto Rico's gross domestic product and
provided    10.9    % of the total employment.    The construction
industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of
14.7% as compared to $4.1 billion for fiscal 1996.     Tourism also
contributes significantly to the island economy, accounting for
   $2.0     billion of gross domestic product in fiscal    1997    .
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the
   G    overnment from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages
private sector investment by reducing    G    overnment-imposed
regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another
initiative is    the improvement and expansion     of Puerto Rico's
infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,877 at the end of fiscal 1997 and to a projected 11,972 by the end of fiscal 1998.
The New Economic Model also seeks to reduce the size of the
   G    overnment's direct contribution to gross domestic product. As
part of this    g    oal, the    G    overnment has transferred
certain    Go    vernmental operations and sold a number of its assets
to private parties. Among these are: (i) the    G    overnment
   sold     the assets of the Puerto Rico Maritime Authority; (ii) the
   Government executed     a five-year management agreement for the
operation and management of the Aqueducts and Sewer Authority by a
private company; (iii) the Aqueducts and Sewer Authority    executed
    a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power
Authority    executed     power purchase contracts with private power
producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels
and a convention center;    and     (ix) the Government has announced
its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the
   G    overnment provides free health services to low income
individuals through public health facilities owned and administered by
the    G    overnment to one in which all medical services are
provided by the private sector and the    G    overnment provides
comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date
coverage commences. As of    December 31,     1997, over    1.1
million     persons were participating in the program at an estimated
annual cost to Puerto Rico for fiscal    1998     of approximately
$672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health
facilities to private entities. The Government    sold six health
facilities to     private companies    and     is c   urrently in
negotiations    with other private companies     for the sale of
   thirteen     health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal
Revenue    Code 1986    , as amended (the "Code").
   Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
 The benefits provided by the 1998 Tax Incentives    Law ar    e
available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their
existing tax exemption grant.    Activities eligible for tax exemption
include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and
industrial research.     For companies qualifying thereunder, the 1998
Tax Incentives    Law imposes     income tax rates ranging from 2% to
7%. In addition, it    grants     90% exemption from property taxes,
100% exemption    from     municipal license taxes during the first
eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives
   Law     also provides various special deductions designated to
stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
Under the 1998 Tax Incentives    Law    , companies    are     able to
repatriate or distribute their profits free of tollgate taxes. In
addition, passive income derived from designated investments    will
    continue to be fully exempt from income and municipal license
taxes. Individual shareholders of an exempted business    will     be
allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small
Business Job Protection Act of 1996 enacted by the    U.S    .
Congress and signed into law by President Clinton on August 20, 1996
(the "1996 Amendments"),    the tax credi    t, as described
   below    , is now being phased out over a ten-year period for
existing claimants and is no longer available for corporations that
   established     operations in Puerto Rico after October 13, 1995
(including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A credit and the remaining
Section 936    credit     are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to
claim a credit (the "Section 30A    credit    ") against the federal
income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a    U.S    . corporation which (i) was actively conducting a
trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    credit     is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the    Code     may compute the amount
of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A
   credit     would be subject to a cap based on the QDC's possession
income for an average adjusted base period ending before October 14,
1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996
Amendments, and as an alternative to the Section 30A    credit,
U.S.     corporations that meet certain requirements and elect its
application ("Section 936 Corporations") are entitled to credit
against their    U.S    . corporate income tax, the portion of such
tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the
possession income subject to the    Section     936 credit will be
subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995.
The    Section     936 credit is eliminated for taxable years
beginning in 2006.
PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the
Government    of Puerto Rico     proposed to Congress the enactment of
a new permanent federal incentive program similar to    that
    provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other
   wage-related     expenses, such as fringe benefits, as well as
depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to (i) extend the availability of the Section
30A    credit     indefinitely; (ii) make it available to companies
establishing operations in Puerto Rico after October 13, 1995; and
(iii) eliminate the income cap.    Although thi    s proposal, was not
included in the    final     fiscal 1998 federal budget, President
Clinton's fiscal 1999    budget submitted to Congress again included
these modifications to Section 30A.     While the Government of Puerto
Rico plans to continue lobbying for this proposal, it is not possible
at this time to predict whether the Section 30A    credit     will be
so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of
transaction orders for other investment companies and    investment
    accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness
of any commissions;    and, if applicable, arrangements for payment of
fund expenses    .
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each     fund may execute portfolio transactions with
broker-dealers who provide research and execution services to the
fund     or other    investment     accounts over which FMR or its
affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends,
portfolio strategy, and performance of    investment     accounts;
   and     effect securities transactions and perform functions
incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a fund     may be useful to FMR in rendering
investment management services to    that fund     or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a fund.     The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of
a particular transaction or FMR's overall responsibilities to    that
fund     or its other clients. In reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law,     FMR is authorized to
allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The     Trustees    of each fund     periodically review FMR's
performance of its responsibilities in connection with the placement
of portfolio transactions on behalf of the    fund     and review the
commissions paid by    the     fund over representative periods of
time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended    November 30, 1998 and 1997,     the
portfolio turnover rates were    ___    % and    ___    %
respectively,     for    Spartan New Jersey Municipal Income.
Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.
[For the fiscal years ended    November 1998, 1997, and 1996,     the
funds paid no brokerage commissions.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by    FMR or its affiliates    ,
investment decisions for each fund are made independently from those
of other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
    accounts. Simultaneous transactions are inevitable when several
funds and    investment     accounts are managed by the same
investment adviser, particularly when the same security is suitable
for the investment objective of more than one fund or    investment
    account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
   Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service. Futures contracts and options are valued on the basis of market quotations, if available.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a
committee appointed by the Board of Trustees,    some other method
would more accurately reflect the fair market value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
MONEY MARKET FUNDS. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
   Securities of other open-ended investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would
deviate from    the     $1.00 per    share calculated using amortized
cost valuation.     If the Trustees believe that a deviation from a
fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations;
and such other measures as the Trustees may deem    appropriate    .

PERFORMANCE
   A fund     may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is
not intended to indicate future returns.    The share price of     a
bond    fund, th    e yield of    a fund    , and total return
fluctuate in response to market conditions and other factors, and the value of a fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS (MONEY MARKET FUNDS).To compute the    yield for
a     money market    fund     for a period, the net change in value
of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base
period return is annualized to obtain a current annualized yield.    A
    money market    fund     also may calculate    an     effective
yield by compounding the base period return over a one-year period. In
addition to the current yield,    a     money market    fund     may
quote yields in advertising based on any historical seven-day period.
Yields for a money market    fund     are calculated on the same basis
as other money market funds, as required by    applicable
    regulation.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment
alternatives. However,    a     fund's yield fluctuates, unlike
investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATIONS (BOND FUND). Yields    for the fund     are
computed by dividing the fund's interest    and     income for a given
30-day or one-month period, net of expenses, by the average number of
shares entitled to receive    distributions     during the period,
dividing this figure by the fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not reflect the fund's
   short-term trading fee.     Income is calculated for purposes of
   yield quotations in accordance with standardized     methods
applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes    of calculating     a fund's
yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating a fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
   Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The     tax-equivalent yield of    a fund     is the rate an
investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a
   specified     combined federal and state income tax rate. If only a
portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal    and    , state income tax laws for
   1999    . The second table shows the approximate yield a taxable
security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations
yielding from    _    % to    _%    . Of course, no assurance can be
given that a fund will achieve any specific tax-exempt yield. While
a state municipal fund invest    s principally in obligations whose
interest is exempt from federal and state income tax, other income
received by the    fund     may be taxable. The tables do not take
into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket
taking into account federal and state taxes for    1999    .

   1999     TAX RATES

Taxable                                    New Jersey State
Income*                                    Marginal Rate     Combined
                                                             Federal and State
                                                             Effective Rate**

Single         Joint        Federal
Return         Return       Marginal Rate

$         $    $       $     %              %                 %

                             %              %                 %


   * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
**    Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table
ap   propriate table below     to determine the tax-equivalent yield
for a given tax-free yield.

                    If your combined federal and state effective tax
                    rate in    1999     is:

                    %  %  %  %  %


To match these
tax-free yields:    Your taxable investment would have to earn the
                    following yield:


   A     fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming
investments are 100% federally    and     state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's
NAV over a stated period.    A cumulative total return reflects actual
performance over a stated period of time. A    verage annual total
returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a fund.
In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax    basis. Total returns     may or may not include the
effect of    the account closeout fee or the small account fee.
Excluding    a     fund's    small account fee or account closeout fee
from     a total return calculation produces a higher total return
figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar
   illustration    .
NET ASSET VALUE. Charts and graphs using a fund's    NAVs    ,
adjusted    NAVs    , and benchmark    indexes     may be used to
exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
       CALCULATING HISTORICAL    MONEY     MARKET FUND RESULTS.    The
following tables show performance for each fund calculated including certain fund expenses.
       CALCULATING HISTORICAL BOND FUND RESULTS.    The following
table shows performance for the fund calculated including certain fund expenses.
   For Spartan New Jersey Municipal Income total returns do [not] include the effect of the fund's 0.50% short-term trading fee, applicable to shares held less than 180 days.
HISTORICAL    MONEY MARKET     FUND RESULTS. The following table shows
   eac    h fund's 7-day    yield, tax-equivalent yield    , and total
return for the    fiscal     periods ended    November 30, 1998. Total
return figures include the effect of the $5.00 account closeout fee based on an average size account.
       HISTORICAL BOND FUND RESULTS.    The following tables show each
fund's yield, tax-equivalent yield and total return for the fiscal periods ended November 30, 1998.
The tax-equivalent    yields for Spartan New Jersey Municipal Money
Market are     based on a combined effective federal and, state income
tax rate of    __%, __% and __%, respectively]     and reflects that,
as of    November 30, 1998     [none/an estimated __%[ __%, and __%]]
of [the/each] fund's income was subject to state taxes. Note that
   each     fund may invest in securities whose income is subject to
the federal alternative minimum tax.


                                    Average                Cumulativ
                                    Annual                 e Total
                                    Total                  Returns
                                    Returns

           Thirty-/Sev  Tax-        One   Five   Life of   One   Five   Life of
           en-Day       Equivalent  Year  Years  Fund*     Year  Years  Fund*
           Yield        Yield



Spartan NJ
Muni       %            %           %     %      %         %     %      %
Money Market


 * From May 1, 1990 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these
periods, [   [the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s
    total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s yield and tax equivalent yield would have been ___% and __%, respectively.

                                            Average                 Cumulativ
                                            Annual                  e Total
                                            Total                   Returns
                                            Returns

                   Thirty-/Sev  Tax-        One       Five   Ten    One        Five   Ten
                   en-Day       Equivalent  Year      Years  Years  Year       Years  Years
                   Yield        Yield



Fidelity NJ Muni    %            %           %         %      %      %          %      %
Money Market


Note: If FMR had not reimbursed certain fund expenses during these
periods,    [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s
    total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s yield and tax equivalent yield would have been ___% and __%, respectively.

                                      Average                 Cumulativ
                                      Annual                  e Total
                                      Total                   Returns
                                      Returns

             Thirty-/Sev  Tax-        One       Five   Ten    One        Five   Ten
             en-Day       Equivalent  Year      Years  Years  Year       Years  Years
             Yield        Yield



Spartan NJ    %            %           %         %      %      %          %      %
Muni Income


Note: If FMR had not reimbursed certain fund expenses during these
periods, [[   the/each] fund/[Name(s) of Fund(s) in
Reimbursement]]'s     total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, [[the/each] fund/[Name(s) of Fund(s) in Reimbursement]]'s yield and tax equivalent yield would have been ___% and __%, respectively.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical
$10,000 investment in each fund during the    10 year period ended or
life of each fund , as applicable    , assuming all distributions were
reinvested.    Total returns are based on past results and are not an
indication of future performance    . Tax consequences of different
investments have not been factored into the figures below.
During the period from May 1, 1990 (commencement of operations) to
November 30, 199   8    , a hypothetical $10,000 investment in Spartan
New Jersey Municipal Money Market would have grown to $   ______.

SPARTAN                                                                 INDEXES
NEW
JERSEY
MUNICIPAL
MONEY
MARKET

[Y   ear/Period]       Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
   Ended               Initial     Reinvested     Reinvested     Value                 Living[**]
                       $10,000     Dividend       Capital Gain
                       Investment  Distributions  Distributions







19__                   $           $              $              $      $        $     $

19__*                  $           $              $              $      $        $     $


* From    May 1, 1990     (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in    Spartan
New Jersey Municipal Money Market     on    May 1, 1990,     the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   ______    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   ______     for dividends. The    money market funds did     not
distribute any capital gains during the period. The figures in the
table do not include the effect    of [the fund's/[Name of Fund(s)]]
__% sales charge (which was in effect during the period     _____
through    _____)],     account closeout    fee, or its [REDEMPTION
FEE AMOUNT]%: short-term trading fee applicable to shares held less than [REDEMPTION FEE TIME] [days/years]].
   During the 10-year period ended November 30, 1998, a hypothetical $10,000 investment in Fidelity New Jersey Municipal Money Market would have grown to $_______.

FIDELITY                                                         INDEXES
NEW
JERSEY
MUNICIPAL
MONEY
MARKET

[Year/Period]   Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
Ended           Initial     Reinvested     Reinvested     Value                 Living[**]
                $10,000     Dividend       Capital Gain
                Investment  Distributions  Distributions







19__            $           $              $              $      $        $     $

19__*           $           $              $              $      $        $     $


* From    March 17, 1988     (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in
   Fidelity New Jersey Municipal Money Market     on    December 1,
1999    , the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for
dividends.    The money market funds did     not distribute any
capital gains during the period.    The figures in the table do not
include the effect of [the fund's/[Name of Fund(s)]] __% sales charge (which was in effect during the period _____ through _____), account closeout fee, or its [REDEMPTION FEE AMOUNT]%: short-term trading fee applicable to shares held less than [REDEMPTION FEE TIME] [days/years]].
   During the 10-year period ended November 30, 1998, a hypothetical $10,000 investment in Spartan New Jersey Municipal Income would have grown to $________.

SPARTAN                                                          INDEXES
NEW
JERSEY
MUNICIPAL
INCOME

[Year/Period]   Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
Ended           Initial     Reinvested     Reinvested     Value                 Living[**]
                $10,000     Dividend       Capital Gain
                Investment  Distributions  Distributions







19__            $           $              $              $      $        $     $

19__*           $           $              $              $      $        $     $


* From January 1,    1998     (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in    Spartan
New Jersey Municipal Income     on    December 1, 1999    , the net
amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends
and $_____ for capital    gain     distributions. The figures in the
table do not include the effect    of [the fund's/[Name of Fund(s)]]
__% sales charge (which was in effect during the period _____ through
_____), account closeout fee, or its 0.50%     short-term trading fee
applicable to shares held less than    180     days.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes    , it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in advertising.    The     bond fund may advertise
risk ratings, including symbols or numbers, prepared by independent rating agencies.
A fund's performance may also be compared to that of    the
    benchmark index representing the universe of securities in which the fund may invest. The total return of the index reflects reinvestment of all dividends and capital gains paid by securities
included in    the     index. Unlike a fund's returns, however, the
index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   The municipal bond fund may compare its performance to the Lehman Brothers Municipal Bond Index, a market capitalization-weighted index for investment-grade municipal bonds with maturities of one year or
more. In addition    , Spartan New Jersey Municipal Income may compare
its performance to that of the Lehman Brothers New Jersey Municipal
Bond Index with Port Authority of NY/NJ, a    market
capitalization-weighted index     of New Jersey investment-grade
municipal bonds, including Port Authority of New York and New Jersey
bonds, with maturities of one    year or more. Issues included in each
index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different
   indexes    .
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
   The     money market funds may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT
AVERAGES(trademark)/   All Tax-Free    , which is reported in IBC's
MONEY FUND REPORT(trademark), covers over ___    tax-free     money
market funds.
   The     bond fund may compare and contrast in advertising the
relative advantages of investing in a mutual fund versus an individual
municipal bond. Unlike    municipal bond     mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales
charges of many    municipal bond     mutual funds are lower than the
purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager. VOLATILITY. A bond fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility
seek to compare    a     fund's historical share price fluctuations or
total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages
of historical data. In advertising, a    bond     fund may also
discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS indicate price movements over specific periods of
time    for a bond fund    . Each point on the momentum indicator
represents    a     fund's percentage change in price movements over
that period.
A bond fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of November 30,    1998    , FMR advised over $__ billion in
   municipal     fund assets,    $__ billion in taxable fixed-income
fund assets,     $__ billion in money market fund assets, $___ billion
in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    each     fund may compare its
total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are
valued in computing    each     fund's NAV. Shareholders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are
also federally tax-exempt. Short-term capital gains are    taxable as
dividends,     but do not qualify for the dividends-received
deduction.
Each fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.
   Interest     on certain "private activity" securities is subject to
the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.
A portion of the gain on    municipal     bonds purchased at market
discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains. Dividends resulting from a recharacterization of gain from the sale of bonds purchased at market discount after April 30, 1993 are not considered income for purposes of each fund's policy of investing so that at least 80% of its income is free from federal income tax.
NEW JERSEY TAX CONSEQUENCES. In order to pass through tax-exempt interest and dividends for New Jersey Gross Income Tax purposes, among other requirements, at the close of each quarter of the tax year, the fund must have not less than 80% of the aggregate principal amount of the fund's investments (excluding financial options, futures, forward contracts and similar financial instruments relating to interest-bearing obligations) invested in obligations issued by New Jersey or New Jersey local government entities or certain other federal and New Jersey tax-exempt obligations of qualifying issuers (the "80% Test"). In the event the fund does not meet the 80% Test, distributions by the fund will be taxable to shareholders for New Jersey Gross Income Tax purposes. Interest on indebtedness incurred or continued to purchase or carry fund shares is not deductible either for New Jersey Gross Income Tax purposes or Federal income tax purposes to the extent attributable to exempt-interest dividends. Exempt-interest dividends and gains paid to a corporate shareholder will be subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax.
On February 21, 1997, the Tax Court of New Jersey ruled against the Division of Taxation and held that distributions paid by mutual funds are immune from taxation by New Jersey to the extent that the distributions are attributable to interest earned on U.S. government obligations regardless of whether the 80% Test is met. As a result of the court decision, the State of New Jersey could be forced to pay substantial amounts in tax refunds to state residents who are mutual fund investors. At this time the effect of this litigation cannot be evaluated.
CAPITAL GAINS DISTRIBUTIONS.    Each fund's     capital gains
   distributions     are federally taxable    to shareholders at a
rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held. Each money market fund may distribute any net realized capital gains once a year or more often, as necessary.
As of November 30, 199_,    [the/each] [fund/[Name(s) of Fund(s)]]
had a capital loss carryforward aggregating approximately $____. This loss carryforward, of which $___, $___, and $___will expire on November 30, 199_, ____, and ____ , respectively, is available to offset future capital gains.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to
qualify as a regulated investment    company    , and avoid being
subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you    . In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the    trust     are listed below.    The Board of Trustees governs
each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same
company for the last five years.     All persons named as Trustees and
Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an
"interested person" (as defined in the    1940 Act    ) is 82
Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of Fidelity Investments Money Management,    Inc.
(1998)    , Fidelity Management & Research (U.K.) Inc., and Fidelity
Management & Research (Far East)    Inc    .
J. GARY BURKHEAD    (57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments and Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   65    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ),    Trustee    . Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   54    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates    is a Director     of
LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement
products).    Mr. Gates also is a Trustee of the Forum for
International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association,
   Director of the Yale-New Haven Health Services Corp. (1998),     a
Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
   FMR    . Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (   65    ), Trustee (1993), is Chairman of the Board,
of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management,
Inc. (   1998    ), Fidelity Management & Research (U.K.) Inc. (1997),
and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
DWIGHT D. CHURCHILL (   44    ), is Vice President of Bond Funds,
   G    roup    L    eader of the Bond Group, Senior Vice President of
FMR (1997),    and Vice President of FIMM (1998    ). Mr. Churchill
joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
BOYCE I. GREER (   41    ), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice
President of FMR (1997),    and Vice President of FIMM (1998).     Mr.
Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR. (   5    8), is Vice President of Fidelity's
Fixed-Income Group (1995),    Senior Vice President of FMR (1995),
and Senior Vice President of    FIMM (1998)    . Before assuming his
current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   NORM LIND (42), is Vice President of Spartan New Jersey Municipal Income Fund (1996) and other funds advised by FMR. Prior to his current responsibilities, Mr. Lind managed a variety of Fidelity funds.
   SCOTT ORR (36), is Vice President of Spartan New Jersey Municipal Money Market Fund (1996) and Fidelity New Jersey Municipal Money Market Fund (1996) and other funds advised by FMR. Prior to his current responsibilities, Mr. Orr has managed a variety of Fidelity funds.
ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior
to joining Fidelity, Mr.    Roiter     was a partner at Debevoise &
   Plimpton     (1981-1997) and served as an Assistant General Counsel
of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (   52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended    November 30    , 1998, or
calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE


Trustees         Aggregate          Aggregate           Aggregate                Total
and              Compensation       Compensation        Compensation             Compensation
Members of the   from               from                from                     from the
Advisory Board      Spartan     NJ  Fidelity NJ            Spartan     NJ Muni   Fund Complex*,A
                 Muni Money         Muni    Money       Income[B,]E
                 Market[B,]C           Marke    t[B,]C

J. Gary          $ 0                $ 0                 $ 0                      $ 0
Burkhead**

Ralph F. Cox     $                  $                   $                        $ 214,500

Phyllis Burke    $                  $                   $                        $ 210,000
Davis

Robert M.        $                  $                   $                        $176,000
Gates***

Edward C.        $ 0                $ 0                 $ 0                      $ 0
Johnson 3d**

E. Bradley       $                  $                   $                        $ 211,500
Jones

Donald J. Kirk   $                  $                   $                        $ 211,500

Peter S.         $ 0                $ 0                 $ 0                      $ 0
Lynch**

William O.       $                  $                   $                        $ 214,500
McCoy****

Gerald C.        $                  $                   $                        $ 264,500
McDonough

Marvin L.        $                  $                   $                        $ 214,500
Mann

Robert C.        $ 0                $ 0                 $ 0                      $ 0
Pozen**

Thomas R.        $                  $                   $                         $214,500
Williams


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***        Mr. Gates was appointed to the Board of Trustees of
   Fidelity Court Street Trust     effective March 1, 1997. Mr. Gates
was elected to the Board of Trustees of    Fidelity Court Street Trust
II     on    December 17, 1997    .
**** Mr. McCoy was appointed to the Board of Trustees of    Fidelity
Court Street Trust     effective January 1, 1997. Mr. McCoy was
elected to the Board of Trustees of    Fidelity Court Street Trust
II     on    December 17, 1997    .
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox,
$75,000   ;     Phyllis Burke Davis, $75,000   ;     Robert M. Gates,
$62,500   ;     E. Bradley Jones, $75,000   ;     Donald J. Kirk,
$75,000   ;     William O. McCoy, $75,000   ;     Gerald C. McDonough,
$87,500   ;     Marvin L. Mann, $75,000   ;     and Thomas R.
Williams, $75,000. Certain of the non-interested Trustees elected
voluntarily to defer a portion of their compensation    as
follows:     Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and
Thomas R. Williams, $62,462.
B Compensation figures include cash,    and may include amounts
required to be deferred and amounts deferred at the election of
Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   F Certain of the non-interested Trustees' aggregate compensation from [the/a] fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund
name]; [trustee name,     dollar amount of deferred compensation, fund
name]; and [trustee name, dollar amount of deferred compensation, fund name].

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the
Plan are    subject to vesting and are     treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of, approximately    __    % of    [Fund Name(s)]'s total
outstanding shares was held by FMR and an FMR affiliates. FMR Corp. is the ultimate parent company of FMR and [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.
As of    __________    , the Trustees, Members of the Advisory Board,
and officers of each fund owned, in the aggregate, less than
   __    % of    [[each fund/[Fund Name(s)]]'s     total outstanding
shares.
   As of __________, the following owned of record or beneficially 5% or more (up to and including 25%) of [[each fund/[Fund Name(s)]]'s outstanding shares:
   As of, approximately ____% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER]; and approximately ___% of [NAME OF FUND]'s total outstanding shares were held by [NAME OF SHAREHOLDER].
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the
fund in accordance with its investment objective,    policies     and
limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research,
   statistical     and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents,
accountants,    underwriters     and other persons dealing with each
fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing
reports,    evaluations     and analyses on a variety of subjects to
the Trustees   .
MANAGEMENT-RELATED EXPENSES    (FIDELITY NEW JERSEY MUNICIPAL MONEY
MARKE    T.) In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder
servicing    agent     and pricing and bookkeeping agent, the fund
pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT-RELATED EXPENSES    (SPARTAN NEW JERSEY MUNICIPAL MONEY
MARKE    T AND    SPARTAN NEW JERSEY MUNICIPAL INCOME    .) Under the
terms of its management contract with each fund, FMR is responsible for payment of all operating expenses of each fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated
with transfer agent, dividend disbursing, and shareholder    services
    and pricing and bookkeeping services.
FMR pays all other expenses of    Spartan New Jersey Municipal Money
Market and Spartan New Jersey Municipal Income     with the following
exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management
contract,    Spartan New Jersey Municipal Money Marke    t and
   Spartan New Jersey Municipal Income each     pays FMR a monthly
management fee at the annual rate of    0.50    % and    0.55    %,
respectively, of    the fund's     average net assets throughout the
month.
The management fee paid to FMR by    Spartan New Jersey Municipal
Money Marke    t and    Spartan New Jersey Municipal Income     is
reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
For the services of FMR under the management contract,    Fidelity New
Jersey Municipal Money Market     pays FMR a monthly management fee
which has two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE               EFFECTIVE ANNUAL FEE
SCHEDULE                     RATES

Average Group    Annualized  Group Net              Effective Annual Fee
Assets           Rate        Assets                 Rate

 0 - $3 billion  .3700%       $ 0.5 billion         .3700%

 3 - 6           .3400         25                   .2664

 6 - 9           .3100         50                   .2188

 9 - 12          .2800         75                   .1986

 12 - 15         .2500         100                  .1869

 15 - 18         .2200         125                  .1793

 18 - 21         .2000         150                  .1736

 21 - 24         .1900         175                  .1690

 24 - 30         .1800         200                  .1652

 30 - 36         .1750         225                  .1618

 36 - 42         .1700         250                  .1587

 42 - 48         .1650         275                  .1560

 48 - 66         .1600         300                  .1536

 66 - 84         .1550         325                  .1514

 84 - 120        .1500         350                  .1494

 120 - 156       .1450         375                  .1476

 156 - 192       .1400         400                  .1459

 192 - 228       .1350         425                  .1443

 228 - 264       .1300         450                  .1427

 264 - 300       .1275         475                  .1413

 300 - 336       .1250         500                  .1399

 336 - 372       .1225         525                  .1385

 372 - 408       .1200         550                  .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for
N   ovember 1998     - was __%, which is the weighted average of the
respective fee rates for each level of group net assets up to $__
billion.
The individual fund fee rate for Fidelity    New Jersey Municipal
Money Market     is 0.25%. Based on the average group net assets of
the funds advised by FMR for    November 1998    , the fund's annual
management fee rate would be calculated as follows:

                          Group Fee Rate       Individual Fund Fee Rate       Management
                                                                              Fee Rate

Fidelity NJ    Muni       0.___%          +    0.   25    %              =    0.___%
       Money Market


One-twelfth of    the     management fee rate is applied to the fund's
   average     net assets for the month, giving a dollar    amount
    which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years and the amount of credits
reducing management fees for    Spartan New Jersey Municipal Money
Market and Spartan New Jersey Municipal Income    .

                               Fiscal Years Ended       Amount of         Management Fees
                               November 30              Credits Reducing  Paid to FMR
                                                        Management Fees

   Spartan NJ                  1998                     $                 $ *
   Muni Money
   Market

                               1997                     $                 $ *

                                1997**                     $                 $ *

                                1996**                  $                 $ *

   Fidelity     NJ             1998                     $                 $
   Muni Money
   Market

                               1997                     $                 $

                               1996                     $                 $

   Spartan NJ                  1998                     $                 $ *
   Muni Income

                               1997                     $                 $ *

                               1996                     $                 $ *


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
   ** Spartan New Jersey Municipal Money Market's fiscal year end changed from October 31 to November 30 effective November 30,
1997.
(dagger)    On [month] [day], 19__, FMR reduced the [management
fee/individual fund fee] rate paid by [Name(s) of Fund(s)] from __% to
__%.
   During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule[s] on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary expenses   ) which is subject to
revision or termination.     FMR retains the ability to be repaid for
these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
During the past three fiscal years, FMR voluntarily a   greed to
reimburse    Spartan New Jersey Municipal Money Market     if and to
the extent that    the fund's     aggregate operating expenses,
including management fees, were in excess of an annual rate of its average net assets. The table below shows the periods of reimbursement and levels of expense limitations ; the dollar amount of management fees incurred under the fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.
   The reimbursement arrangement that is in effect for [[the fund/[Name(s) of Fund(s)]] will continue through [month] [day], 19__, after which time FMR may elect to discontinue it.



                    Periods of                                Aggregate   Fiscal Years        Management     Amount of
                    Expense                                   Operating   Ended               Fee Before     Management
                    Limitation                                Expense     [   Month Day    ]  Reimbursement  Fee
                                                              Limitation                                     Reimbursement

                    From                 To

   Spartan NJ
Muni                   Month, day,          Month, day,           --      199   8             $ *            $
   Money Market        year                 year

                       Month, day,          Month, day,        %          1997                $ *            $
                       year                 year

                       Month, day,          Month, day,        %          1996                $ *            $
                       year                 year


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER. On behalf of    Spartan New Jersey Municipal Money Market
and Fidelity New Jersey Municipal Money Market    , FMR has entered
into a sub-advisory agreement with FIMM pursuant to which FIMM has
primary responsibility for    choosing investments for the funds.
Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for
providing     investment management services to the funds.    On
January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
   On behalf of Spartan New Jersey Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund.
Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas by FMR on behalf of    Spartan New Jersey
Municipal Money Market and Fidelity New Jersey Municipal Money
Market     for the past three fiscal years are shown in the table
below.

Fund                            Fiscal Year Ended    November 3    0     Fees Paid to FMR Texas

   Spartan NJ Muni Money           1998                               $
   Market
                                   1997                               $

                                   1997*                                 $

                                   1996*                              $

   Fidelity NJ Muni Money          1998                               $
   Market

                                   1997                               $

                                   1996                               $


   * Spartan New Jersey Municipal Money Market's fiscal year end changed from October 31 to November 30 effective November 30, 1997.
   On behalf of Spartan New Jersey Municipal Money Market and Fidelity New Jersey Municipal Money Market, for the fiscal year ended November 30, 1998, FMR paid FIMM fees of $__ and $__, respectively. DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for
expenses incurred in connection with    providing services intended to
result in     the    sale     of fund    shares and/or shareholder
support services.     In addition, each Plan provides that FMR,
directly or through FDC, may    pay intermediaries    , such as
banks, broker-dealers and other service-providers,     that provide
   those     services. Currently,    the     Board of Trustees has
authorized such payments for shares.
   Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ [for [Fund Name]], $____ [for [Fund Name]], and $_____ [for [Fund
Name].
FMR made no payments either directly or through FDC to
   intermediaries     for the fiscal year ended    1988    .
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of
underwriting,    selling     or distributing securities. Although the
scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with UMB,
   which is located at 1010 Grand Avenue, Kansas City, Missouri    .
Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB. For providing transfer agency services, FSC receives an account fee
and an asset-based fee each    paid monthly with respect to each
account in a fund. For     retail accounts and certain institutional
accounts,    these fees are based on account size and fund type. For
certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
   In addition, FSC collects a $5.00 exchange fee for each exchange out of Spartan New Jersey Municipal Money Market.
   FSC also collects Spartan New Jersey Municipal Money Market $5.00 account closeout fee.
   FSC also collects Spartan New Jersey Municipal Money Market $2.00 checkwriting fee.
   FSC also collects Spartan New Jersey Municipal Money Market $5.00 wire transaction fee.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate,
according to the percentage of the    QSTP's or     Freedom Fund's
assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into
sub-service agent agreements with    FSC, an affiliate of FMR.
Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0175% for    Fidelity New Jersey Municipal Money Market     of the
first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for
out-of-pocket expenses, paid by    Fidelity New Jersey Municipal Money
Market     to FSC for the past three fiscal years are shown in the
table below.

Fund                     199   8      199   7      199   6

Fidelity NJ Muni Money   $            $            $
Market

For    Spartan New Jersey Municipal Money Market and Spartan New
Jersey Municipal Income    , FMR bears the cost of transfer agency,
dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION.    Spartan New Jersey Municipal Money Market and
Fidelity New Jersey Municipal Money Market are funds of Fidelity Court Street Trust II, an open-end management investment company organized as a Delaware business trust on June 20, 1991. Prior to January 10, 1998, Spartan New Jersey Municipal Money Market was a fund of Fidelity Beacon Street Trust, an open-end management investment company organized as a Delaware business trust on June 19, 1979. Fidelity New Jersey Municipal Money Market acquired all of the assets of Fidelity New Jersey Tax-Free Money Market Portfolio, a series of Fidelity Court Street Trust on February 28, 1992 pursuant to an agreement approved by shareholders on December 11, 1991. Currently, there are five funds of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund, Fidelity New Jersey Municipal Money Market Fund, Spartan Connecticut Municipal Money Market Fund, Spartan New Jersey Municipal Money Market Fund, and Spartan Florida Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust.
   Spartan New Jersey Municipal Income is a fund of Fidelity Court Street Trust, an open-end management investment company organized as a Massachusetts business trust on April 21, 1977. Currently, there are four funds in Fidelity Court Street Trust: Spartan Municipal Income Fund, Spartan Connecticut Municipal Income Fund, Spartan New Jersey Municipal Income Fund, and Spartan Florida Municipal Income Fund. The Trustees are permitted to create additional funds in the trust.
The assets of    the Massachusetts     trust received for the issue or
sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such
fund. The underlying assets of each fund    in the Massachusetts trust
shall be charged     with the liabilities    and expenses attributable
to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
   The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged
with the liabilities and expenses attrib    utable to such fund. Any
general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
SHAREHOLDER LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or
its Trustees    relating to the trust     shall include a provision
limiting the    obligations     created thereby to the Massachusetts
trust and its assets.
The Declaration of Trust provides for indemnification out of each
fund's property of any    shareholder or former shareholder held
personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of
shareholder liability is limited to circumstances in which    a
fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply
Delaware law on this point.    The Trust Instrument contains an
express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally
liable for the obligations of the fund    solely by reason of his or
her being or having been a shareholder and not because of his or her
acts or omissions or for some other reason.     The Trust Instrument
also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS -    MASSACHUSETTS     TRUST. Each fund's capital
consists of shares of beneficial interest. As a shareholder,    you
are entitled to     one vote for each dollar of net asset value you
own. T   he voting rights of shareholders can be changed only by a
shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon
liquidation and distribution of its assets,    if approved by a vote
of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       VOTING RIGHTS - DELAWARE TRUST.    Each fund's capital consists
of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder
vote,    in order to change the form of organization of the trust
cause the trust to     merge or consolidate with one or more trusts,
partnerships, associations,    limited liability companies or
corporations, as long as the surviving entity is an open-end
management investment company, or is a fund thereof    , that will
succeed to or assume the    trust's     registration statement, or
cause    the trus    t to    incorporate     under Delaware law.
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. ____________,    serves as the trusts' independent
accountant    . The auditor examines financial statements for the
funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended    November 30    ,    1998,     and
report   (s)     of the    auditor    , are included in each fund's
Annual Report and are incorporated herein by reference.

APPENDIX
   Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, and Fidelity Focus are registered trademarks of FMR Corp.
   THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.


SPARTAN(registered trademark) FLORIDA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY COURT STREET TRUST II
SPARTAN FLORIDA MUNICIPAL INCOME FUND
A FUND OF FIDELITY COURT STREET TRUST

STATEMENT OF ADDITIONAL INFORMATION
   JANUARY 25, 1999

This Statement of Additional Information (SAI) is not a prospectus.
Portions of the    funds'     Annual Report   s     are incorporated
herein. The Annual Report   s are     supplied with this SAI.
To obtain a free additional copy of    a     Prospectus, dated January
25, 1999, or an Annual Report, please call Fidelity   (registered
trademark)     at 1-800-544-8888 or visit Fidelity's Web site at
www.fidelity.com.

TABLE OF CONTENTS                                     PAGE

INVESTMENT POLICIES AND LIMITATIONS                   2

SPECIAL CONSIDERATIONS REGARDING    FLORIDA           7

SPECIAL CONSIDERATIONS REGARDING PUERTO RICO          8

PORTFOLIO TRANSACTIONS                                10

VALUATION                                             11

PERFORMANCE                                           11

ADDITIONAL PURCHASE,    EXCHANGE     AND REDEMPTION   16
INFORMATION

DISTRIBUTIONS AND TAXES                               16

TRUSTEES AND OFFICERS                                 17

   CONTROL OF INVESTMENT ADVISERS                        20

MANAGEMENT CONTRACTS                                  20

   DISTRIBUTION SERVICES                              21

   TRANSFER AND SERVICE AGENT AGREEMENTS              21

DESCRIPTION OF THE TRUSTS                             22

FINANCIAL STATEMENTS                                  23

APPENDIX                                              23

   SFC-ptb-0199
   Insert item code number

   (fidelity_logo_graphic) (registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940
(   the     1940 Act)) of the fund. However, except for the
fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND (MONEY MARKET FUND)

   THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
    (1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
    (2) issue senior securities, except as permitted under the Investment Company Act of 1940;
    (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
    (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
    (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
    (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
    (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
    (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
    (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

   THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
    (i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
 (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
 (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
 (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse
repurchase agreements with any party (reverse repurchase    agreements
are treated as borrowings for purposes of fundamental investment
limitation (3)). The fund will not purchase any     security while
borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
 (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
    (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
    (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1), (5) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation    (i)    ,    certain securities subject
to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

INVESTMENT LIMITATIONS OF SPARTAN FLORIDA MUNICIPAL INCOME FUND
(BOND FUND)

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
 (1) issue senior securities, except as permitted under the Investment Company Act of 1940;
 (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
 (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
 (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
 (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
 (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
 (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
 (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
 (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
 (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
 (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
 (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
 (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be disposed of in the ordinary course of business at approximately the prices at which they are valued.
 (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
 (vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the bond fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
The following pages contain more detailed information about the types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These
transactions may    involve     repurchase agreements with custodian
banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
purchase contracts, financing leases, or sales agreements entered into by municipalities. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
       BORROWING.    Each fund may borrow from banks or from other
funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
   CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.
   CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.
       DOLLAR-WEIGHTED AVERAGE MATURITY    is derived by multiplying
the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
   For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
FEDERALLY TAXABLE    SECURITIES    . Under normal conditions,    a
municipal fund does     not intend to invest in securities whose
interest is federally taxable. However, from time to time on a temporary basis, a municipal fund may invest a portion of its assets
in fixed-income secu   rities     whose interest is subject to federal
income    tax.
Should a    municipal     fund invest in federally taxable
   securities    , it would purchase securities that, in FMR's
judgment, are of high quality.
FUTURES AND OPTIONS. The following    paragraphs     pertain to
futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and
Options Transactions, Liquidity of Options and Futures Contracts   ,
    OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
COMBINED POSITIONS    involve purchasing     and    writing
options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of
the overall position. For example,    purchasing     a put option and
   writing     a call option on the same underlying    instrument
would     construct a combined position whose risk and return
characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's
current or anticipated investments exactly.    A fund     may invest
in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in
which    the fund     typically    invests    , which involves a risk
that the options or futures position will not track the performance of
   the     fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    In purchasing     a futures contract,    the
buyer     agrees to purchase a specified underlying instrument at a
specified future date.    In selling     a futures contract,    the
seller     agrees to sell    a specified     underlying instrument at
a specified future date. The price at which the purchase and sale will
take place is fixed when the    buyer and seller enter     into the
contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The    bond fund
has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, the bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the    bond fund's i    nvestments in futures
contracts and options, and the fund   '    s policies regarding
futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option,    the
purchaser     obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for
this right, the    purchaser     pays the current market price for the
option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of
securities prices, and futures contracts. The    purchaser     may
terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the
   purchaser     will lose the entire    premium    . If the    option
is exercised    , the    purchaser     completes the sale of the
underlying instrument at the strike price. A    purchaser     may also
terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss
(limited to the amount of the    premium    , plus related transaction
costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    The writer of a put or call
option     takes the opposite side of the transaction from the
option's purchaser. In return for receipt of the premium,    the
writer     assumes the obligation to pay the strike price for the
option's underlying instrument if the other party to the option
chooses to exercise it.    The writer     may seek to terminate a
position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is
not liquid for a put option,    however, the writer     must continue
to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates    the writer t    o sell or deliver
the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID SECURITIES    cannot be sold or disposed of in the ordinary
course of business at approximately the prices at which they are
valued.    Difficulty in selling securities may result in a loss or
may be costly to a fund.     Under the supervision of the Board of
Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid
   securities    . In determining the liquidity of a fund's
investments, FMR may consider various factors, including (1) the
frequency    and volume     of trades and quotations, (2) the number
of dealers and prospective purchasers in the marketplace, (3) dealer
undertakings to make a market    and     (4) the nature of the
security    and the market in which it trades     (including any
demand, put or tender features,    the mechanics and other
requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
INDEXED SECURITIES    are instruments     whose prices are indexed to
the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes.
   Indexed securities may be more volatile than the underlying
instruments. Indexed     securities are    also     subject to the
credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive
order issued by the SEC,    a     fund    may     lend money to, and
borrow money from, other funds advised by FMR or its    affiliates;
however, municipal funds     currently    intend     to participate in
this program only as    borrowers    . A fund will borrow through the
program only when the costs are equal to or lower than the costs of
bank loans.    Interfund borrowings normally extend overnight, but can
have a maximum duration of seven days.     Loans may be called on one
day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in
the opposite direction from    movements in     prevailing short-term
interest rate levels - rising when prevailing short-term interest
rates fall, and vice versa.    The     prices of inverse floaters
   can be     considerably more volatile than    the prices of
bonds with comparable maturities.
   INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.
       LOWER-QUALITY DEBT SECURITIES.    Lower-quality debt securities
have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
   The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
   A     fund may choose, at its expense or in conjunction with
others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.
MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured    to be    , or may employ
a trust or other    form     so that they    are    , eligible
investments for    money market     funds. For example, put features
can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If
   a     structure    fails to function     as intended, adverse tax
or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled
definitively on certain legal issues presented by    certain
structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
       MUNICIPAL INSURANCE.    A municipal bond may be covered by
insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).
   Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.
   Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: i) repayment of a municipal bond before maturity (redemption), ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.
   Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.
   FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.
   PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.
   Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.
   Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
   Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally,
   a fund     will not hold    these     obligations directly as a
lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A
participation interest gives    the purchaser     a specified,
undivided interest in the obligation in proportion to its purchased
interest in the total amount of the    issue.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance
limitations.    If a municipality stops making payments or transfers
its obligations to a private entity, the obligation could lose value or become taxable.
       MUNICIPAL MARKET DISRUPTION RISK.    The value of municipal
securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the Florida legislature that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money market fund to maintain a stable net asset value per share (NAV).
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer
or a third party at any time or at specified intervals.    In exchange
for this benefit, a fund may accept a lower interest rate. Securities
with put features are     subject to the risk that the put provider is
unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
REFUNDING CONTRACTS.    Securities     may    be purchased     on a
when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to
sell and    a purchaser     to buy refunded municipal obligations at a
stated price and yield on a settlement date that may be several months
or several years in the future.    A purchaser     generally will not
be obligated to pay the full purchase price if    the issuer     fails
to perform under a refunding contract. Instead, refunding contracts
generally provide for payment of liquidated damages to the    issuer.
A purchaser     may secure its obligations under a refunding contract
by depositing collateral or a letter of credit equal to the liquidated
damages provisions of the refunding    contract.
REPURCHASE AGREEMENTS    involve an agreement to purchase     a
security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon
rate or maturity of the purchased security.    As protection against
the     risk that the original seller will not fulfill its obligation,
the securities are held in    a separate     account at a bank,
marked-to-market daily, and maintained at a value at least equal to
the sale price plus the accrued incremental amount.    The value of
the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or
becomes insolvent. The funds will engage     in repurchase agreement
transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES    are subject to legal restrictions on their
sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from
registration under     the Securities Act of 1933, or in a registered
public offering. Where registration is required,    the holder of a
registered security     may be obligated to pay all or part of the
registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop,
   the holder     might obtain a less favorable price than prevailed
when it decided to seek registration of the    security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sell   s a security to     another party, such as a bank or
broker-dealer, in return for cash and agrees to repurchase    that
security     at an    agreed-upon     price and time. The funds will
enter into reverse repurchase agreements with parties whose
creditworthiness has been    reviewed     and found satisfactory by
FMR. Such transactions may increase fluctuations in the market value
of    fund     assets and    a fund's yield     and may be viewed as a
form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT.    Issuers may employ various
forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial
institutions.     FMR may rely on its evaluation of the credit or
liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a
   foreign     bank or other    foreign entities    , FMR will
consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its
commitment.    Changes in the credit quality of the entity providing
the enhancement could affect the value of the security or a fund's share price.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of
exercise.    A     fund may acquire standby commitments to enhance the
liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining
whether to    purchase     an instrument supported by a letter of
credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments
are not    generally marketable    ; and the possibility that the
maturities of the underlying securities may be different from those of
the    commitments.
   TEMPORARY DEFENSIVE POLICIES. Each fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more that normally permitted in taxable obligations for temporary, defensive purposes.
TENDER OPTION BONDS are created by coupling an intermediate- or
long-term, fixed-rate,    municipal     bond (generally held pursuant
to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option
bonds,     FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some
variable or floating rate securities    are structured with put
features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.
In many instances bonds and participation interests have tender
options or demand features that permit    the holder to     tender (or
put) the bonds to an institution at periodic intervals and to receive
the principal amount thereof.    Variable rate instruments structured
in this fashion are considered to be     essentially equivalent to
other    variable rate securities.     The IRS has not ruled whether
the interest on    these instruments     is tax-exempt.    Fixed-rate
bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.
       WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS
involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
ZERO COUPON BONDS do not make interest    payments; instead    , they
are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of
fixed-income securities     when interest rates change. In
calculating    a fund's     dividend, a portion of the difference
between a zero coupon bond's purchase price and its face    value is
considered income.

SPECIAL CONSIDERATIONS REGARDING FLORIDA
THE STATE BUDGET. The State operates under an annual budget. Under the State Constitution and applicable statutes, the State budget as a whole and each separate fund within the State budget, must be kept in balance from currently available revenues during each State fiscal year. (The State's fiscal year runs from July 1 through June 30.) The Governor and the Comptroller of the State are charged with the responsibility of ensuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.
The financial operations of the State covering all receipts and expenditures are maintained through the use of four types of funds; the General Revenue Fund, Trust Funds, Working Capital Fund and Budget Stabilization Fund. The majority of the State's tax revenues are deposited in the General Revenue Fund and moneys for all funds are expended pursuant to appropriations acts. In fiscal year 1995-1996, expenditures for education, health and welfare, and public safety represented approximately 51%, 31%, and 14% respectively, of expenditures from the General Revenue Fund. The Trust Funds consist of moneys received by the State which, under law or trust agreement, are segregated for a purpose authorized by law. Revenues in the General Revenue Fund exceeding the amount needed to meet appropriations may be transferred to the Working Capital Fund.
REVENUES. Estimated revenues of $16,617.4 million for 1996-97 represent an increase of 6.7% over revenues for 1995-96. Estimated revenues for 1997-98 of $17,553.9 million represent an increase of 5.6% over 1996-1997.
In fiscal year 1995-1996, the State derived approximately 66% of its total direct revenues for deposit in the General Revenue Fund, Trust Funds, and Working Capital Fund from State taxes and fees. Federal grants and other special revenues account for the remaining revenues. The greatest single source of tax receipts in the State is the 6% sales and use tax. For the fiscal year ended June 30, 1996, receipts from the sales and use tax totaled $11,461 million, an increase of approximately 7.4% over fiscal year 1994-95. The second largest source of State tax receipts is the tax on motor fuels including the tax receipts distributed to local governments. Receipts from the taxes on motor fuels are almost entirely dedicated to trust funds for specific purposes and are not included in the General Revenue Fund. For the fiscal year ended June 30, 1996, preliminary data estimate the collections of this tax in the amount of $1,923.0 million.
The State currently does not impose a personal income tax. However, the State does impose a corporate income tax on the net income of corporations, organizations, associations, and other artificial entities for the privilege of conducting business, deriving income, or existing within the State. For the fiscal year ended June 30, 1996, receipts from the corporate income tax totaled $1,162.7 million, an increase of approximately 9.3% from fiscal year 1994-95. The Documentary Stamp Tax collections totaled $775.2 million during fiscal year 1995-96, an increase of approximately 11.5% over fiscal year 1994-95. The Alcoholic Beverage Tax, an excise tax on beer, wine, and liquor, totaled $441.5 million in fiscal year ended June 30, 1996. The Florida lottery produced sales of $2.07 billion of which $788.1 million was used for education in fiscal year 1995-96.
While the state does not levy ad valorem taxes on real property or tangible personal property, counties, municipalities, and school districts are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. Under the State Constitution, ad valorem taxes may not be levied by counties, municipalities, school districts, and water management districts in excess of the following respective millages upon the assessed value of real estate and tangible personal property: for all county, all municipal, and all school purposes, 10 mills; and for water management districts, either 0.05 mill or 1.0 mill, depending upon geographic location. These millage limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. (Note: one mill equals one-tenth of one cent.)
The State Constitution and statutes provide for the exemption of homesteads from certain taxes. The homestead exemption is an exemption from all taxation, except for assessments for special benefits, up to a specific amount of the assessed valuation of the homestead. This exemption is available to every person who has the legal or equitable title to real estate and maintains thereon his or her permanent home. A $25,000 homestead exemption from levies by all taxing authorities is allowed for every person who is entitled to the foregoing exemption. However, such exemption is subject to change upon voter approval.
On November 3, 1992, the voters of the State of Florida passed an amendment to the Florida Constitution establishing a limitation on the annual increase in assessed valuation of homestead property. As of January 1, 1994, growth in the assessed value of property qualifying for the homestead exemption will be limited to the lesser of 3% or the increase in the Consumer Price Index during the relevant year, except in the event of a change of ownership or homestead status thereof during such year, and except as to improvements thereto during such year. The amendment did not alter any of the millage rates described above.
Since municipalities, counties, school districts, and other special purpose units of local governments with power to issue general obligation bonds have authority to increase the millage levy for voter approved general obligation debt to the amount necessary to satisfy the related debt service requirements, the amendment is not expected to adversely affect the ability of these entities to pay the principal of or interest on such general obligation bonds. However, in periods of high inflation, those local government units whose operating millage levies are approaching the constitutional cap and whose tax base consists largely of residential real estate, may, as a result of the above-described amendment, need to place greater reliance on non-ad valorem revenue sources to meet their operating budget needs. At the November 1994 general election, voters approved an amendment to the State Constitution that limits the amount of taxes, fees, licenses, and charges imposed by the Legislature and collected during any fiscal year to no more than the average annual growth rate in Florida personal income over the past five years. The revenue limit is determined by multiplying the average annual rate of growth in Florida personal income over the previous five years times the maximum amount of state revenues permitted under the caps for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two-thirds vote of both houses of the Legislature. The limit was effective with the start of fiscal year 1995-96. Any excess revenues generated are deposited in the Budget Stabilization Fund. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to State bonds. STATE BONDS. The State Constitution does not permit the State to issue debt obligations to fund governmental operations. Generally, the State Constitution authorizes State bonds pledging the full faith and credit of the State only to finance or refinance the cost of State fixed capital outlay projects, upon approval by a vote of the electors, and provided that the total outstanding principal amount of such bonds does not exceed 50% of the total tax revenues of the State for the two preceding fiscal years. Revenue bonds may be issued by the State or its agencies without a vote of the electors only to finance or refinance the cost of State fixed capital outlay projects which are payable solely from funds derived directly from sources other than State tax revenues.
Exceptions to the general provisions regarding the full faith and credit pledge of the State are contained in specific provisions of the State Constitution which authorize the pledge of the full faith and credit of the State, without electorate approval, but subject to specific coverage requirements, for certain road projects, county education projects, State higher education projects, the State system of public education, construction of air and water pollution control and abatement facilities, solid waste disposal facilities, certain other water facilities, acquisition or real property or rights thereto for state roads and certain State bridge construction.
LOCAL BONDS. The State Constitution provides that counties, school districts, municipalities, special districts, and local governmental bodies with taxing powers may issue debt obligations payable from ad valorem taxation and maturing more than 12 months after issuance, only
(i) to finance or refinance capital projects authorized by law, provided that electorate approval is obtained; or (ii) to refund outstanding debt obligations and interest and redemption premium thereon at a lower net average interest cost rate.
Counties, municipalities, and special districts are authorized to issue revenue bonds to finance a variety of self-liquidating projects pursuant to the laws of the State. Such revenue bonds are to be secured by and payable from the rates, fees, tolls, rentals, and other charges for the services and facilities furnished by the financed projects. Under State law, counties and municipalities are permitted to issue bonds payable from special tax sources for a variety of purposes, and municipalities and special districts may issue special assessment bonds.
THE STATE ECONOMY. The State has grown dramatically since 1980 and ranks fourth among the 50 states with an estimated population of 14.4 million, an increase of approximately 45% since 1980. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois, and Pennsylvania in total population. Florida's attraction as both a growth and retirement state, has kept net migration fairly steady with an average of 224,240 new residents each year from 1987 through 1997. Since 1987, the prime working age population (18-44) has grown at an average annual rate of 2.1%. Florida's total working age population (18-59) comprises 54% of the total state population. Non-farm employment grew by approximately 36% since 1986. The service sector is Florida's largest employment sector, presently accounting for 87% of total non-farm employment. Manufacturing jobs in Florida are concentrated in the area of high-tech and high value added sectors, such as electrical and electronic equipment as well as printing and publishing. Florida's manufacturing sector has kept pace with the United States, at about 2.6% of total United States manufacturing employment since the beginning of the nineties. Foreign Trade has contributed significantly to Florida's employment growth. Florida's dependence on highly cyclical construction and construction related manufacturing has declined. Total contract construction employment as a share of total non-farm employment has fallen from 10% in 1973 to 7.5% in 1980 to 5% in 1996. The job creation rate for the State of Florida since 1987 is almost twice the rate for the nation as a whole. Florida's unemployment rate throughout most of the 1980's tracked below that of the nation's. In the nineties the trend reversed until 1995 and 1996, when State's unemployment rate again tracked below the U.S.. The average rate of unemployment for Florida since 1987 is 6.2%, while the national average is also 6.2%. Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits) are a relatively more important source of income. In 1995, Florida employment income represented 60.6% of total personal income, while nationally, employment income represented 70.8% of total personal income.
The ability of the State and its local units of government to repay indebtedness may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism, and investment capital. The central and northern portions of the State are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions, or other agriculture-related problems. The State economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors. The foregoing information regarding the State and its local units of government constitutes only a brief summary and does not purport to be a complete description of the matters covered. This summary is based solely upon information drawn from official statements relating to offerings of general obligation bonds of the State and has not been independently verified.

SPECIAL CONSIDERATIONS REGARDING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. FMR has not independently verified any of the information contained in such official statements,
   prospectuses    , and other publicly available documents, but is
not aware of any fact    that     would render such information
materially inaccurate.
The economy of Puerto Rico is fully integrated with that of the United
   States. In     fiscal    1997, trade     with the United States
accounted for approximately 88% of Puerto Rico's exports and approximately 62% of its imports. In this regard, in fiscal
   1997     Puerto Rico experienced a    $2.7     billion positive
adjusted merchandise trade balance.
Since fiscal    1985    , personal income, both aggregate and per
capita, has increased consistently each fiscal year. In fiscal
   1997    , aggregate personal income was    $32.1     billion
(   $30.0     billion in 1992 prices) and personal per capita income
was    $8,509 ($7,957     in 1992 prices). Gross product in fiscal
1993     was    $25.1 billion ($24.5 billion in 1992 prices)     and
gross product in fiscal    1997     was    $32.1 billion ($27.7
b    illion in 1992 prices). This represents an increase in gross
product of 27.7% from fiscal    1993     to    1997 (13.0%     in 1992
prices).
Puerto Rico's    economic expansion, which has lasted over ten
years,     continued throughout the five-year period from fiscal
   1993     through fiscal    1997    . Almost every sector of the
economy    participated    , and record levels of employment were
achieved. Factors behind the continued expansion included
Government-sponsored     economic development programs, periodic
declines in the exchange value of the U.S. dollar,    increases in
the level of federal    transfers    , and the relatively low cost of
borrowing funds during the period.
Average employment increased from 999,000 in    fiscal     1993 to
1,128,300 in fiscal 1997. Unemployment, although at relatively low
historical levels, remains above the    U.S. average    . Average
unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal
1997.
Manufacturing is the largest sector in the economy accounting for
   $19.8     billion or 41.   2    % of gross domestic product in
fiscal    1997    . The manufacturing sector employed    153,273
workers as of March 1997. Manufacturing    in Puerto Rico is now more
diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over
the last decade.     The service sector, which includes wholesale and
retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest
number of people. In fiscal    1997    , the service sector generated
   $18.4     billion in gross domestic product or    38.2    % of the
total. Employment in this sector grew from    467,000     in fiscal
   1993 to 551,000 in fiscal 1997    , a cumulative increase of
   17.8%. This     increase was greater than the    12.9    %
cumulative growth in employment over the same period providing 48% of
total employment. The    G    overnment sector of the Commonwealth
plays an important role in the economy of the island. In fiscal year
   1997    , the Government accounted for    $5.2     billion of
Puerto Rico's gross domestic product and provided    10.9%     of the
total employment.    The construction industry has experienced real
growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy, accounting for $2.0 billion of gross domestic product in fiscal 1997.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the
   G    overnment from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages
private sector investment by reducing    G    overnment-imposed
regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another
initiative    is the improvement and expansion     of Puerto Rico's
infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,877 at the end of fiscal 1997 and to a projected 11,972 by the end of fiscal 1998.
The New Economic Model also seeks to reduce the size of the
   G    overnment's direct contribution to gross domestic product. As
part of this goal, the    G    overnment has transferred certain
   G    overnmental operations and sold a number of its assets to
private parties. Among these are: (i) the    G    overnment sold the
assets of the Puerto Rico Maritime Authority; (ii) the
   Government     executed a five-year management agreement for the
operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the Aqueducts and Sewer Authority
   executed     a construction and operating agreement with a private
consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the
Electric Power Authority    executed     power purchase contracts with
private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two
hotels and a convention center;    and     (ix) the Government has
announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.
One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the
   G    overnment provides free health services to low income
individuals through public health facilities owned and administered by
the    G    overnment to one in which all medical services are
provided by the private sector and the    G    overnment provides
comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date
coverage commences. As of    December 31    , 1997, over    1.1
million     persons were participating in the program at an estimated
annual cost to Puerto Rico for fiscal    1998     of approximately
   $672     million. In conjunction with this program, the operation
of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health
facilities to private entities. The Government    sold six health
facilities to     private companies    and is currently in
negotiations    with other private companies for the sale of
thirteen     health facilities to such companies.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal
Revenue    Code 1986    , as amended (the "Code").
   Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").
   The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.
Under the 1998 Tax Incentives    Law    , companies    are     able to
repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes.
Individual shareholders of an exempted business    will     be allowed
a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.
For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small
Business Job Protection Act of 1996 enacted by the    U.S.
Congress and signed into law by President Clinton on August 20, 1996
(the "1996 Amendments"),    the tax credit    , as described
below    , is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that
   established     operations in Puerto Rico after October 13, 1995
(including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified
investments in Puerto Rico. The Section 30A    credit     and the
remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to
claim a credit (the "Section 30A    credit")     against the federal
income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a    U.S.     corporation which (i) was actively conducting a
trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A    credit     is limited to the sum of (i) 60% of
qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the    Code     may compute the amount
of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A
   c    redit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14,
1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996
Amendments, and as an alternative to the Section 30A    credit,
U.S.     corporations that meet certain requirements and elect its
application ("Section 936 Corporations") are entitled to credit
against their    U.S.     corporate income tax, the portion of such
tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year
period immediately preceding the end of such taxable year        (i)
80% or more of its gross income from sources within Puerto    Rico
and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the
Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the
possession income subject to the    Section     936 credit will be
subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995.
The    Section     936 credit is eliminated for taxable years
beginning in 2006.
PROPOSAL TO EXTEND THE PHASEOUT OF SECTION 30A. During 1997, the
Government of    Puerto Rico     proposed to Congress the enactment of
a new permanent federal incentive program similar to    that
    provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other
   wage-related     expenses, such as fringe benefits, as well as
depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to (i) extend the availability of the Section
30A    c    redit indefinitely; (ii) make it available to companies
establishing operations in Puerto Rico after October 13, 1995; and
(iii) eliminate the income cap.    Although this     proposal, was not
included in the    final     fiscal 1998 federal budget,    President
Clinton's fiscal 1999 budget submitted to Congress again included
these modifications to Section 30A.     While the Government of Puerto
Rico plans to continue lobbying for this proposal, it is not possible
at this time to predict whether the Section 30A    c    redit will be
so modified.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.

PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and
investment     accounts for which it or its affiliates act as
investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various
relevant factors, including, but not limited    to    : the size and
type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each fund     may execute portfolio transactions with
broker-dealers who provide research and execution services to the
   fund     or other accounts over which FMR or its affiliates
exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio
strategy, and performance of accounts;    and     effect securities
transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.
The receipt of research from broker-dealers that execute transactions
on behalf of    a fund     may be useful to FMR in rendering
investment management services to    that fund     or its other
clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be
useful to FMR in carrying out its obligations to    a fund    . The
receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
Subject to applicable limitations of the federal securities laws,    a
fund     may    pay a broker-dealer     commissions for agency
transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In order to cause    a     fund to pay such higher
commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of
a particular transaction or FMR's overall responsibilities to    that
fund or     its other clients. In reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
   To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and
other firms that have provided such     assistance. FMR may use
research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions
for    investment     accounts which they or their affiliates manage,
unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
   The Trustees of each fund     periodically review FMR's performance
of its responsibilities in connection with the placement of portfolio
transactions on behalf of the    fund     and review the commissions
paid by    the     fund over representative periods of time to
determine if they are reasonable in relation to the benefits to the fund.
For the fiscal    periods     ended    November 30    ,    1998
and    1997    , the portfolio turnover rates were    ___% and ___%
for Spartan Florida Municipal Income: Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.
   [    For the fiscal years ended    November 1998, 1997, and 1996,
the funds     paid no brokerage commissions.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the
same as those of other funds managed by FMR    or its affiliates,
investment decisions for each fund are made independently from those
of other funds managed by FMR or    investment     accounts managed by
FMR affiliates. It sometimes happens that the same security is held in
the portfolio of more than one of these funds or    investment
    accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment
objective of more than one fund or    investment     account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION
Each fund's    net asset value per share (NAV) is the value of a
single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.
TAX-FREE BOND FUND. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service. Futures contracts and options are valued on the basis of market quotations, if available.
   The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts
(ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.
MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
   Securities of other open-end investment companies are valued at their respective NAVs.
At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would
deviate from    the     $1.00 per    share calculated using amortized
cost valuation    . If the Trustees believe that a deviation from the
fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE
   A fund     may quote performance in various ways. All performance
information supplied by the funds in advertising is historical and is
not intended to indicate future returns.    The share price of a
bond    fund, the yield of a fund,     and total return fluctuate in
response to market conditions and other factors, and the value of
   a     bond fund's shares when redeemed may be more or less than
their original cost.
YIELD CALCULATIONS (MONEY MARKET FUND).To compute the    yield for
the     money market    fund     for a period, the net change in value
of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The
money market fund also may calculate    an     effective yield by
compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money
market funds, as required by    applicable     regulation.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
YIELD CALCULATIONS (BOND    FUND    ).    Yields for     the    fund
    are computed by dividing the fund's interest    and     income for
a given 30-day or one-month period, net of expenses, by the average
number of shares entitled to receive    distributions     during the
period, dividing this figure by the fund's    NAV     at the end of
the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Yields do not
reflect the fund   's     short-term trading    fee    . Income is
calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income.
Income calculated for the purposes of    calculating     the fund's
yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   In calculating the fund's yield, the fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing    the     fund's
performance and in providing a basis for comparison with other
investment alternatives. However,    the     fund's yield fluctuates,
unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates
   the     fund's yield will tend to be somewhat higher than
prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates
are falling, the inflow of net new money to    the     fund from the
continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   The     tax-equivalent yield    of a municipal fund i    s the rate
an investor would have to earn from a fully taxable investment before
taxes to equal    a     fund's tax-free yield. Tax-equivalent yields
are calculated by dividing a fund's yield by the result of one minus a
   specified     combined federal and state    income     tax rate. If
only a portion of    a     fund's yield is tax-exempt, only that
portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for    [Year]    . It
shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of
hypothetical    federally tax    -exempt obligations yielding from
   _% to _%    . Of course, no assurance can be given that a fund will
achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.

   [YEAR]     TAX RATES AND TAX-EQUIVALENT YIELDS

                               FEDERAL   IF
                                         INDIVI
                                         DUAL
                                         TAX-EX
                                         EMPT
                                         YIELD
                                         IS:

TAXABLE INCOME*                MARGINAL  %        %    %    %    %    %    %    %

SINGLE RETURN    JOINT RETURN  RATE**    THEN
                                         TAXABL
                                         E-EQUI
                                         VALENT
                                         YIELD
                                         IS

$                $                       %        %    %    %    %    %    %    %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

Each fund may invest a portion of its assets in obligations that are subject to the Florida intangible tax or federal income tax. When a fund invests in obligations subject to federal income tax, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting
dividends and capital gain distributions, and any change in    a
fund's NAV over a stated period.    A cumulative total return reflects
actual performance over a stated period of time.     Average annual
total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures
as opposed to the actual year-to-year performance of    a     fund.
In addition to average annual total returns,    a     fund may quote
unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or
after-tax    basis. Total returns     may or may not include the
effect of the    account closeout fee or the small account fee    .
Excluding    a     fund's    small account fee or account closeout
fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using    the bond     fund's
   NAVs    , adjusted    NAVs    , and benchmark    indexe    s may be
used to exhibit performance. An adjusted NAV includes any
distributions paid by    the     fund and reflects all elements of its
return. Unless otherwise indicated,    the     fund's adjusted NAVs
are not adjusted for sales charges, if any.
       CALCULATING HISTORICAL MONEY MARKET FUND RESULTS.    The
following table shows performance for the fund calculated including certain fund expenses.
       CALCULATING HISTORICAL BOND FUND RESULTS.    The following
table shows performance for the fund calculated including certain fund expenses.
   For Spartan Florida Municipal Income, total returns do [not] include the effect of the fund's 0.50% short-term trading fee, applicable to shares held less than 180 days.
HISTORICAL MONEY MARKET FUND RESULTS. The following table shows the
fund's 7-day yield, tax-equivalent    yield    , and total return for
the    fiscal     periods ended    November 30, 1998    . Total return
figures include the effect of the $5.00 account closeout fee based on
an average size    account.
HISTORICAL BOND FUND RESULTS. The following table show   s     the
fund's yield, tax-equivalent yield and total return for the
fiscal     periods ended    November 30, 1998    .
   The tax-equivalent yields for the funds are based on a combined effective federal and state income tax rate of __% [IF APPLICABLE: , __% and __%, respectively] and reflects that, as of November 30, 1998 [none/an estimated __%[ __%, and __%]] of [the/each] fund's income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                                  Average                            Cumulativ
                                                  Annual                             e Total
                                                  Total                              Returns
                                                  Returns

                         Thirty-/Sev  Tax-        One        Five       Life of      One        Five       Life of
                         en-Day       Equivalent  Year       Years      Fund         Year       Years      Fund
                         Yield        Yield



   Spartan FL Muni        %            %           %          %          %*           %          %          %*
   Money Market

   Spartan FL Muni           %            %           %          %          %**          %          %          %**
   Income


* From August 24, 1992 (commencement of operations).
** From March 16, 1992 (commencement of operations).
Note: If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
   Note: If FMR had not reimbursed certain fund expenses during these periods, each fund's yield and tax equivalent yield would have been ___% and __%, respectively.

The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return
to the record of the    Standard & Poor's 500 Index (S&P 500)    , the
Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming
all distributions were reinvested.    Total returns are based on past
results and are not an indication of future performance.     Tax
consequences of different investments have not been factored into the figures below.
   During the period from August 24, 1992 (commencement of operations) to November 30, 1998, a hypothetical $10,000 investment in Spartan Florida Municipal Money Market would have grown to $______.

   SPARTAN                                                              INDEXES
   FLORIDA
   MUNICIPAL
   MONEY
   MARKET
   FUND

Period             Value of    Value of       Value of       Total      S&P 500    DJIA       Cost of
Ended              Initial     Reinvested     Reinvested     Value                            Living**
                   $10,000     Dividend       Capital Gain
                   Investment  Distributions  Distributions







19   98            $           $              $              $          $          $          $

19   97            $           $              $              $          $          $          $

   1996               $           $              $              $          $          $          $

   1995               $           $              $              $          $          $          $

   1994               $           $              $              $          $          $          $

   1993               $           $              $              $          $          $          $

   1992*              $           $              $              $          $          $          $


* From    August 24, 1992     (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Spartan Florida Municipal Money Market on August 24, 1992, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's account closeout fee.

   During the period from March 16, 1992 (commencement of operations) to November 30, 1998, a hypothetical $10,000 investment in Spartan Florida Municipal Income would have grown to $_____.



   SPARTAN                                                                       INDEXES
   FLORIDA
   MUNICIPAL
   INCOME
   FUND

   Period        Value of     Value of         Value of        Total          S&P 500         DJIA         Cost of
   Ended         Initial         Reinvested Reinvested         Value                                       Living**
                 $10,000         Dividend   Capital Gain
                 Investment   Distributions Distributions







   1998          $               $                $               $              $               $            $

   1997          $               $                $               $              $               $            $

   1996          $               $                $               $              $               $            $

   1995          $               $                $               $              $               $            $

   1994          $               $                $               $              $               $            $

   1993          $               $                $               $              $               $            $

   1992*         $               $                $               $              $               $            $


* From March 16, 1992 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Spartan Florida Municipal Income on March 16, 1992, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $__ for capital gain distributions. The figures in the table do not include the effect of the fund's 0.50% short-term trading fee applicable to shares held less than 180 days.

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual
fund performance    indexes     prepared by Lipper or other
organizations. When comparing these    indexes    , it is important to
remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and
periodicals. For example,    a     fund may quote Morningstar, Inc. in
its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time
may also be quoted in advertising.    The bond fund may advertise risk
ratings, including symbols or numbers, prepared by independent rating agencies.
A fund's performance may also be compared to that of    the
benchmark index representing the universe of securities in which the
fund may invest. The total return of    the     index reflects
reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   Spartan Florida Municipal Income may compare its performance to that of the Lehman Brothers Florida Municipal Bond Index, a market capitalization-weighted index of Florida investment-grade municipal
bonds with maturities of one year or more.     Issues included in
the     index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term
corpo   rate bonds, intermediate-term government bonds, long-term
government bonds, Treasury bills, the U.S. rate of inflation (based on
the CPI    ), and combinations of various capital markets. The
performance of these capital markets is based on the returns of
different    indexes.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance
to that of other compilations or    indexes     that may be developed
and made available in the future.
   The     money market fund may compare its performance or the
performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT
AVERAGESTM   /municipal    , which is reported in IBC's MONEY FUND
REPORTTM, covers over    ___     money market funds.
   The bond     fund may compare and contrast in advertising the
relative advantages of investing in a mutual fund versus an individual
   municipal bond    . Unlike municipal bond mutual funds, individual
municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales
charges of many    municipal bond     mutual funds are lower than the
purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A        bond fund may quote various measures of
volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using
averages of historical data. In advertising,    a bond     fund may
also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate price movements over specific periods of
   time for a bond fund    . Each point on the momentum indicator
represents the fund's percentage change in price movements over that period.
A    bond     fund may advertise examples of the effects of periodic
investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of November 30,    1998    , FMR advised over $   __     billion in
   municipal     fund assets,    $__ billion in taxable fixed-income
fund assets,     $   __     billion in money market fund assets,
$   ___     billion in equity fund assets, $   __     billion in
international fund assets, and $   ___     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings,    a     fund may compare its
total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are
valued in computing each        fund's NAV. Shareholders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the dividends declared by the fund are
also federally tax-exempt. Short-term capital gains    are taxable as
dividends, but     do not qualify for the dividends-received
deduction.
   Each     fund purchases municipal securities whose interest FMR
believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free
income may also be based on the federal    and state     tax treatment
of the structure.
Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so that at least 80% of
its        income distributions is free from federal income
tax   .     Interest from private activity securities is a tax
preference item for the purposes of determining whether a taxpayer is
subject to the AMT and the amount of AMT to be paid, if    any.
A portion of the gain on    municipal     bonds purchased    at
market discount after April 30, 1993    is     taxable to shareholders
as    ordinary income    , not as capital gains. Dividends resulting
from a recharacterization of gain from the sale of bonds purchased
   at     market discount after April 30, 1993 are not considered
income for purposes of each fund's policy of investing so that at
least 80% of its income distribution   s     is free from federal
income tax.
FLORIDA TAX MATTERS. The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the funds will not be subject to any Florida income tax on distributions received from the fund. However, Florida does currently impose an income tax on limited liability companies and certain corporations. Consequently, distributions may be taxable to corporate and limited liability companies and shareholders.
The State of Florida currently imposes an "intangible tax" at the annual rate of two mills, or .20% on certain securities and other intangible personal property owned by Florida residents. With respect to the first mill, or first .10%, of the intangible tax, every natural person is entitled each year to an exemption of the first $20,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $40,000. With respect to the last mill, or last .10%, of the intangible tax, every natural person is entitled each year to an exemption of the first $100,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $200,000. Notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) are exempt from this intangible tax. If on the last business day of any year, the fund consists solely of such exempt assets, then the fund's shares will be exempt from the Florida intangible tax payable in the following year.
In order to take advantage of the exemption from the intangible tax in any year, a fund must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a fund in this fashion would likely reduce investment return and might exceed any increased investment return the fund achieved by investing in non-exempt assets during the year.
The foregoing is a general and abbreviated summary of certain provisions of Florida law. You should consult your tax adviser to determine the precise application of Florida or other state law to your particular situation.
CAPITAL GAINS DISTRIBUTIONS.    Each fund's capital gains
distributions are federally taxable to shareholders at a rate based generally on the length of time the securities on which the gain was realized were held, regardless of the length of time those shares on which the distribution is received have been held. The money market fund may distribute any net realized capital gains once a year or more often, as necessary.
As of November 30, 199   8, [the/each] [fund/[Name(s) of Fund(s)]    ]
had a capital loss carryforward aggregating approximately
$   ____    . This loss carryforward, of which    $___, $___, and
$___    will expire on November 30, 199   _, ____, and ____     ,
respectively, is available to offset future capital gains.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a
"regulated investment company"    under Subchapter M of the Internal
Revenue Code     so that it will not be liable for federal tax on
income and capital gains distributed to shareholders. In order to
qualify as a regulated investment    company    , and avoid being
subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on
a fiscal year    basis    , and intends to comply with other tax rules
applicable to regulated investment companies.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax
consequences.    It is up to you or your tax preparer to determine
whether the sale of shares of a fund resulted in a capital gain or
loss or other tax consequence to you.     In addition to federal
income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of
the trust are listed below.    The Board of Trustees governs each fund
and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and
review each fund's performance.     Except as indicated, each
individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for
other funds advised by    FMR or its affiliates.     The business
address of each Trustee, Member of the Advisory Board, and officer who
is an "interested person" (as defined in the    1940 Act    ) is 82
Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   68    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman
and a Director of Fidelity Investments Money Management,    Inc.
(1998    ), Fidelity Management & Research (U.K.) Inc., and Fidelity
Management & Research (Far East) Inc.
J. GARY BURKHEAD (   57    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President of Fidelity Personal Investments    and
    Brokerage Group (1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (   65    ), Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ),    Trustee    . Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (   54    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor.    Mr. Gates is a Director of LucasVarity
PLC (automotive components and diesel     engines), Charles Stark
Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement
products).    Mr. Gates also is a Trustee of the Forum for
International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (   71    ), Trustee. Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   65    ), Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association,
   Director of the Yale-New Haven Health Services Corp. (1998),     a
Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   55    ), Trustee, is Vice Chairman and Director of
   FMR    . Prior to May 31, 1990, he was a Director of FMR and
Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (   65    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (   69    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
MARVIN L. MANN (   65    ), Trustee (1993),    is Chairman of the
Board,     of Lexmark International, Inc. (office machines, 1991).
Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN (   52    ), Trustee (1997) and Senior Vice
President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management,
Inc.    (1998)    , Fidelity Management & Research (U.K.) Inc. (1997),
and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior
Vice President of FMR    Corp.
THOMAS R. WILLIAMS (   69    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
DWIGHT D. CHURCHILL (   44    ), is Vice President of Bond Funds,
   Group Leade    r of the Bond Group, Senior Vice President of FMR
(1997),    and Vice President of FIMM (1998    ). Mr. Churchill joined
Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.
BOYCE I. GREER (   41    ), is Vice President of Money Market Funds
(1997), Group Leader of the Money Market Group (1997), Senior Vice
President of FMR    (1997), and Vice President of FIMM (1998)    . Mr.
Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR. (   58    ), is Vice President of Fidelity's
Fixed-Income Group (   1995), Senior Vice President of FMR (1995),
and Senior Vice President of    FIMM (1998)    . Before assuming his
current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   CHRISTINE THOMPSON (_) is Vice President and manager of Spartan Florida Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
ERIC D. ROITER (   50    ), Secretary (1998), is Vice President (1998)
and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (   51    ), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.
JOHN H. COSTELLO (   52    ), Assistant Treasurer, is an employee of
FMR.
LEONARD M. RUSH (   52    ), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON     (   40    ), Assistant Treasurer
(1996),     is Assistant Treasurer of Fidelity's    Fixed-Income Funds
(1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended    November 30    ,
   1998,     or calendar year ended December 31, 1997, as applicable.

COMPENSATION
TABLE

Trustees         Aggregate                      Aggregate                Total
and              Compensation                   Compensation from        Compensation from the
Members of the   from                              Spartan FL Muni          Fund Complex    *A
Advisory Board      Spartan FL Muni Money          Income    B,D
                    Market    B,C

J. Gary          $ 0                            $ 0                      $ 0
Burkhead**

Ralph F. Cox     $                              $                        $ 214,500

Phyllis Burke    $                              $                        $ 210,000
Davis

Robert M.        $                              $                        $176,000
Gates***

Edward C.        $ 0                            $ 0                      $ 0
Johnson 3d**

E. Bradley       $                              $                        $ 211,500
Jones

Donald J. Kirk   $                              $                        $ 211,500

Peter S.         $ 0                            $ 0                      $ 0
Lynch**

William O.       $                              $                        $ 214,500
McCoy****

Gerald C.        $                              $                        $ 264,500
McDonough

Marvin L.        $                              $                        $ 214,500
Mann

Robert C.        $ 0                            $ 0                      $ 0
Pozen**

Thomas R.        $                              $                         $214,500
Williams


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***        Mr. Gates was appointed to the Board of Trustees    of
Fidelity Court Street Trust     effective March 1, 1997. Mr. Gates was
elected to the Board of Trustees    of Fidelity Court Street Trust
II     on    December 17, 1997.
****        Mr. McCoy was appointed to the Board of Trustees    of
Fidelity Court Street Trust     effective January 1, 1997.    Mr.
McCoy     was elected to the Board of Trustees    of Fidelity Court
Street Trust II     on    December 17, 1997.
A Compensation figures include cash, amounts required to be deferred,
and may include amounts deferred at the election of    Trustees    .
For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500;
E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: [trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].

Under a deferred compensation plan adopted in September 1995 and
amended in November    1996     (the Plan), non-interested Trustees
must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under
the Plan    are subject to vesting and     are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of [DATE], approximately __% of [Fund Name(s)]'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Adviser[s]" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund Name(s)]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of each fund's total outstanding shares.
As of    [DATE]    , the Trustees, Members of the Advisory Board, and
officers of    [the/each    ] fund owned, in the aggregate, less than
   __%     of    [[each fund/[Fund Name(s)]]    's total outstanding
shares.
As of    [DATE    ], the following owned of record    or
beneficially     5% or more    (up to and including 25%)     of
   [[each fund/[Fund Name(s)]]    's outstanding shares:
As of    [DATE]    , approximately ____% of    [NAME OF FUND]    's
total outstanding shares were held by    [NAME OF SHAREHOLDER]    ;
approximately ___% of    [NAME OF FUND]    's total outstanding shares
were held by    [NAME OF SHAREHOLDER]    ; and approximately
   ___    % of    [NAME OF FUND]'    s total outstanding shares were
held by    [NAME OF SHAREHOLDER].
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS
   FMR Corp., organized in 1972, is the ultimate parent company of FMR and FIMM. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of
the     fund in accordance with its investment objective,
   policies     and limitations. FMR also provides each fund with all
necessary office facilities and personnel for servicing    the
fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to
research,    statistical     and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents,
accountants,    underwriters     and other persons dealing with each
fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing
reports,    evaluations     and analyses on a variety of subjects to
the Trustees.
MANAGEMENT-RELATED EXPENSES. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of
each    fund     with certain exceptions. Specific expenses payable by
FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and
shareholder    services, and pricing and bookkeeping
    services   .
FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management contract, Spartan Florida Municipal Money Market and Spartan Florida
Municipal Income    each pays     FMR a monthly management fee at the
annual rate of    0.50    % and    0.55    %, respectively, of    the
fund's     average net assets throughout the month.
The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
The following table shows the amount of management fees paid by each
fund to FMR for the past three fiscal years   ,     and the amount of
credits reducing management fees for each fund   .

   Fund             Fiscal Years Ended        Amount of        Credits Reducing  Management Fees
                       November 30, 1998      Management Fees                    Paid to FMR

   Spartan FL       199   8                   $                                  $ *
   Muni Money
   Market

                    199   7                   $                                  $ *

                    199   6                   $                                  $ *

   Spartan FL       199   8                   $                                  $ *
   Muni Income

                    199   7                   $                                  $ *

                    199   6                   $                                  $ *


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage
commissions, and extraordinary    expenses) which is subject to
revision or termination.     FMR retains the ability to be repaid for
these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
       SUB-ADVISER.    On behalf of Spartan Florida Municipal Money
Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the fund. On January 23, 1998, FMR Texas was merged into FIMM, which succeeded to the operations of FMR Texas.
On behalf of    Spartan Florida Municipal Income    , FMR has entered
into a sub-advisory agreement with FIMM pursuant to which FIMM has
primary responsibility for    choosing investments fo    r the fund.
Under the terms of the sub-advisory    agreements,     FMR pays FIMM
fees equal to 50% of the management fee payable to FMR under its
management contract with    each     fund. The fees paid to FIMM are
not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
   On behalf of Spartan Florida Municipal Money Market, for the fiscal
years ended     November 30   , 1998, 1997, and 1996, FMR paid FMR
Texas fees of $________, $_________ and $________, respectively. On behalf of Spartan Florida Municipal Money Market, for the fiscal year
ended     November 30   , 1998, FMR paid FIMM fees of $________.

DISTRIBUTION SERVICES
   Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan   ,     if the payment of management fees by the fund
to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay
FDC for expenses incurred in connection with    providing services
intended to result in the sale of fund shares and/or shareholder
support services.     In addition, each Plan provides that FMR,
directly or through FDC, may    pay intermediaries    , such as
   banks, broker-dealers and other service-providers    , that provide
   those     services. Currently, the Board of Trustees has authorized
such payments for shares.
   Payments made by FMR either directly or through FDC to intermediaries for the fiscal year ended 1998 amounted to $____ [for [Fund Name]], and $_____ [for [Fund Name]].
FMR made no payments either directly or through FDC to
   intermediaries     for the fiscal year ended    1998.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of
fund shares    or stabilization of cash flows     may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS
Each fund has entered into a transfer agent agreement with    UMB,
which is located at 1010 Grand Avenue, Kansas City, Missouri.
Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each fund. UMB in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to UMB. For providing transfer agency services, FSC receives an account fee
and an asset-based fee each    paid monthly with respect to each
account in a fund. For retail accounts and cer    tain institutional
accounts,    these fees are based on account size and fund type. For
certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
FSC also collects small account fees from certain accounts with balances of less than $2,500.
In addition, FSC collects a $   5.00     exchange fee for each
exchange out of    Spartan Florida Municipal Money Market.
FSC also collects    Spartan Florida Municipal Money Market's
$   5.00     account closeout fee.
FSC also collects    Spartan Florida Municipal Money Market's
    $   2.00     checkwriting fee.
FSC also collects    Spartan Florida Municipal Money Market's
    $   5.00     wire transaction fee.
In addition, UMB receives the pro rata portion of the transfer agency
fees applicable to shareholder accounts in    a qualified state
tuition program (QSTP), as defined under the Small Business Job
Protection Act of 1996, managed by FMR or an affiliate and     each
Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.
FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION.    Spartan Florida Municipal Money Market Fund is
    a fund of Fidelity Court Street Trust II, an open-end management
investment company organized as a Delaware business trust on    June
20, 1991. Currently, there are five funds of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund, Fidelity New Jersey Municipal Money Market Fund, Spartan Florida Municipal Money Market Fund, Spartan Connecticut Municipal Money Market Fund, and Spartan New Jersey Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust.
   Spartan Florida Municipal Income Fund is a fund of Fidelity Court Street Trust, an open-end management investment company organized as a Massachusetts business trust on April 21, 1977. Currently, there are four funds of Fidelity Court Street Trust: Spartan Connecticut Municipal Income Fund, Spartan Municipal Income Fund, Spartan New Jersey Municipal Income Fund, and Spartan Florida Municipal Income Fund. The Trustees are permitted to create additional funds in the trust.
   The assets of the Massachusetts trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Massachusetts trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Massachusetts trust shall be allocated between or among any one or more of its funds.
   The assets of the Delaware trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the Delaware trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the Delaware trust shall be allocated between or among any one or more of its funds.
SHAREHOLDER LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation,
or instrument entered into or executed by the    Massachusetts trust
or its Trustees relating to the trust shall include a provision
limiting the obligations created thereby to the     Massachusetts
trust and its assets   .
   The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
SHAREHOLDER LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust. The Trust Instrument
provides    that the trust shall not have any claim against
shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
   The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
VOTING RIGHTS -    MASSACHUSETTS     TRUST. Each fund's capital
consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own.
   The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or any    of its funds     may be terminated upon the sale
of its assets to another open-end management investment
comp   any,     or upon liquidation and distribution of its assets,
   if     approved by a vote of    shareholders     of the trust or
the fund.    In the event of the dissolution or liquidation of the
trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
       VOTING RIGHTS - DELAWARE TRUST.    Each fund's capital consists
of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.
   The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
   The trust or any of its funds may be terminated upon the sale of its assets to another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by a vote of shareholders. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.
Under the Trust Instrument, the Trustees may, without shareholder
vote,    in order to change the form of organization of the trust
cause     the trust to merge or consolidate    with     one or more
trusts, partnerships,    associations, limited liability companies or
corporations,     as long as the surviving entity is an open-end
management investment compan   y, or is a fund thereof, that will
succeed to or assume the    trust's     registration statement, or
cause the trust to    incorporate     under Delaware law.
       CUSTODIAN.    UMB Bank, n.a., 1010 Grand Avenue, Kansas City,
Missouri, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
FMR, its officers and directors, its affiliated companies, and
   members of     the Board of Trustees may, from time to time,
conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    _______________     serves as the    trust's
independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended November 30,    1998    , and report   (s)     of
the auditor, are included in the funds' Annual Report and are incorporated herein by reference.

APPENDIX
   Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, and Fidelity Focus are registered trademarks of FMR Corp.
THE THIRD PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.

FIDELITY COURT STREET TRUST II
PART C.  OTHER INFORMATION

Item 23. Exhibits
 (a) (1) Trust Instrument, dated June 20, 1991 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 12.
  (2)  Trust Supplement, dated January 12,1998, is incorporated herein
by reference to Exhibit 1(b) of Post-    Effective Amendment No. 20.
 (b) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street II Trust (File No. 33-43757) Post-Effective Amendment No. 10.
 (c)  Not applicable.
 (d) (1) Management Contract, dated July 16,1993, between Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 10.
  (2) Management Contract, dated January 1, 1998, between Fidelity Court Street Trust II on behalf of Fidelity New Jersey Municipal Money Market Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 20.
  (3) Management Contract, dated January 1, 1998, between Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 20.
  (4) Management Contract, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 12.
  (5) Management Contract, dated January 10,1998, between Fidelity Court Street Trust II on behalf of Spartan New Jersey Municipal Money Market Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 20.
  (6) Sub-Advisory Agreement, dated July 16, 1993, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund), is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 10.
  (7) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 12.
  (8) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 12.
  (9) Sub-Advisory Agreement, dated February 28, 1992, between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 12.
  (10) Sub-Advisory Agreement, dated January 10, 1998, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research Company, on behalf of Spartan New Jersey Municipal Money Market Fund, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 20.
 (e) (1) General Distribution Agreement, dated July 16,1992, between Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 12.
  (2) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 12.
  (3) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Portfolio (currently known as Fidelity Connecticut Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 9.
  (4) General Distribution Agreement, dated February 28, 1992, between Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Portfolio (currently known as Spartan Connecticut Municipal Money Market Fund) and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 12.
  (5) General Distribution Agreement, dated January 10, 1998, between Fidelity Court Street Trust II on behalf of Spartan New Jersey Municipal Money Market Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 20.
  (6) Amendments to the General Distribution Agreement between Spartan Florida Municipal Money Market Fund, Fidelity New Jersey Municipal Money Market Fund, Fidelity Connecticut Municipal Money Market Fund, Spartan Connecticut Municipal Money Market Fund and Fidelity Distributors Corporation, dated March 14,1996 and July 15,1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (f) (1) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16,1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
  (2) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14,1995 and amended through November 14,1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (g) (1) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
  (2) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8(b) of Fidelity Municipal Trust II's Post-Effective Amendment No. 17 (File No. 33-43986).
 (h)  Not applicable.
 (i)  Not applicable.
 (j)  Not applicable.
 (k)  Not applicable.
 (l)  Not applicable.
 (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Spartan Florida Municipal Money Market Portfolio (currently known as Spartan Florida Municipal Money Market Fund), is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 12.
  (2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Fidelity New Jersey Tax-Free Money Market Portfolio (currently known as Fidelity New Jersey Municipal Money Market Fund), is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 12.
  (3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Fidelity Connecticut Municipal Money Market Fund, is incorporated herein by reference to
Exhibit 15(c) of Post-Effective Amendment No. 18.
  (4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Spartan Connecticut Municipal Money Market Fund, is incorporated herein by reference to
Exhibit 15(d) of Post-Effective Amendment No. 18.
  (5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Court Street Trust II on behalf of Spartan New Jersey Municipal Money Market Fund, is incorporated herein by reference to
Exhibit 15(e) of Post-Effective Amendment No. 19.
 (n)  Not applicable.
 (o)  Not applicable.

Item 24. Trusts Controlled by or under Common Control with this Trust The Board of Trustees of the Trust is the same as the board of other
Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FSC for FSC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., Fidelity
                           Investments Money Management, Inc. (FIMM), Fidelity
                           Management & Research (U.K.) Inc. (FMR U.K.), and
                           Fidelity Management & Research (Far East) Inc. (FMR
                           Far East); Chairman of the Executive Committee of
                           FMR; Director of Fidelity Investments Japan Limited
                           (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR Far East;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           Far East; Vice President and Treasurer of FMR Corp.;
                           Treasurer of Strategic Advisers, Inc.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., FMR Far East, and Strategic Advisers, Inc.;
                           Secretary of FIMM; Associate General Counsel FMR
                           Corp.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR; Vice President
                           of FIMM.



Bart A. Grenier            Senior Vice President of FMR; Vice President of
                           High-Income Funds advised by FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income Funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity Funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.


(2)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
    Contra Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d  Chairman of the Board and Director of FIMM,
                      FMR, FMR Corp., FMR Far East, and FMR
                      U.K.; Chairman of the Executive Committee of
                      FMR; President and Chief Executive Officer of
                      FMR Corp.; Director of Fidelity Investments
                      Japan Limited (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR Far East; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Fred L. Henning Jr.   Senior Vice President of FIMM; Senior Vice
                      President of FMR and Vice President of
                      Fixed-Income Funds advised by FMR.



Boyce I. Greer        Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Money Market
                      Funds advised by FMR.



Dwight D. Churchill   Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Bond Funds
                      advised by FMR.



Brian Clancy          Treasurer of FIMM, FMR Far East, FMR U.K.,
                      and FMR and Vice President of FMR.



Jay Freedman          Secretary of FIMM; Clerk of FMR U.K., FMR
                      Far East, FMR Corp. and Strategic Advisers,
                      Inc.; Assistant Clerk of FMR; Secretary of
                      FIMM; Associate General Counsel FMR Corp.



Stephen G. Manning    Assistant Treasurer of FIMM, FMR U.K., FMR
                      Far East, and FMR; Vice President and Treasurer
                      of FMR Corp.; Treasurer of Strategic Advisers,
                      Inc.

Item 27. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' ] custodian, UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.

Item 29. Management Services
  Not applicable.

Item 30. Undertakings
  Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of November, 1998.

      Fidelity Court Street Trust II
      By:/s/Edward C. Johnson 3d, President
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


(Signature)                                          (Title)                        (Date)

/s/Edward C. Johnson 3d(dagger)                      President and Trustee          November 6, 1998

Edward C. Johnson 3d                                 (Principal Executive Officer)



/s/Richard A. Silver______________                   Treasurer                      November 6, 1998

Richard A. Silver



/s/Robert C. Pozen_______________                    Trustee                        November 6, 1998

Robert C. Pozen



/s/Ralph F. Cox                                  *   Trustee                        November 6, 1998

Ralph F. Cox



/s/Phyllis Burke Davis                           *   Trustee                        November 6, 1998

Phyllis Burke Davis



/s/Robert M. Gates                               **  Trustee                        November 6, 1998

Robert M. Gates



/s/E. Bradley Jones                              *   Trustee                        November 6, 1998

E. Bradley Jones



/s/Donald J. Kirk                                *   Trustee                        November 6, 1998

Donald J. Kirk



/s/Peter S. Lynch                                *   Trustee                        November 6, 1998

Peter S. Lynch



/s/Marvin L. Mann                                *   Trustee                        November 6, 1998

Marvin L. Mann



/s/William O. McCoy                              *   Trustee                        November 6, 1998

William O. McCoy



/s/Gerald C. McDonough                           *   Trustee                        November 6, 1998

Gerald C. McDonough



/s/Thomas R. Williams                            *   Trustee                        November 6, 1998

Thomas R. Williams


(dagger) Signature affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d  July 17, 1997

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.
/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy

/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough

/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann

/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams

/s/Donald J. Kirk _________________
Donald J. Kirk

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

FIDELITY ABERDEEN STREET TRUST          FIDELITY GOVERNMENT SECURITIES FUND
FIDELITY ADVISOR ANNUITY FUND           FIDELITY HASTINGS STREET TRUST
FIDELITY ADVISOR SERIES I               FIDELITY HEREFORD STREET TRUST
FIDELITY ADVISOR SERIES II              FIDELITY INCOME FUND
FIDELITY ADVISOR SERIES III             FIDELITY INSTITUTIONAL CASH PORTFOLIOS
FIDELITY ADVISOR SERIES IV              FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
FIDELITY ADVISOR SERIES V               FIDELITY INSTITUTIONAL TRUST
FIDELITY ADVISOR SERIES VI              FIDELITY INVESTMENT TRUST
FIDELITY ADVISOR SERIES VII             FIDELITY MAGELLAN FUND
FIDELITY ADVISOR SERIES VIII            FIDELITY MASSACHUSETTS MUNICIPAL TRUST
FIDELITY BEACON STREET TRUST            FIDELITY MONEY MARKET TRUST
FIDELITY BOSTON STREET TRUST            FIDELITY MT. VERNON STREET TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST     FIDELITY MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II  FIDELITY MUNICIPAL TRUST II
FIDELITY CAPITAL TRUST                  FIDELITY NEW YORK MUNICIPAL TRUST
FIDELITY CHARLES STREET TRUST           FIDELITY NEW YORK MUNICIPAL TRUST II
FIDELITY COMMONWEALTH TRUST             FIDELITY PHILLIPS STREET TRUST
FIDELITY CONGRESS STREET FUND           FIDELITY PURITAN TRUST
FIDELITY CONTRAFUND                     FIDELITY REVERE STREET TRUST
FIDELITY CORPORATE TRUST                FIDELITY SCHOOL STREET TRUST
FIDELITY COURT STREET TRUST             FIDELITY SECURITIES FUND
FIDELITY COURT STREET TRUST II          FIDELITY SELECT PORTFOLIOS
FIDELITY COVINGTON TRUST                FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FIDELITY DAILY MONEY FUND               FIDELITY SUMMER STREET TRUST
FIDELITY DAILY TAX-EXEMPT FUND          FIDELITY TREND FUND
FIDELITY DESTINY PORTFOLIOS             FIDELITY U.S. INVESTMENTS-BOND FUND, L.P.
FIDELITY DEUTSCHE MARK PERFORMANCE      FIDELITY U.S. INVESTMENTS-GOVERNMENT SECURITIES
  PORTFOLIO, L.P.                          FUND, L.P.
FIDELITY DEVONSHIRE TRUST               FIDELITY UNION STREET TRUST
FIDELITY EXCHANGE FUND                  FIDELITY UNION STREET TRUST II
FIDELITY FINANCIAL TRUST                FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FIDELITY FIXED-INCOME TRUST             VARIABLE INSURANCE PRODUCTS FUND
                                        VARIABLE INSURANCE PRODUCTS FUND II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/S/ROBERT M. GATES             MARCH 6, 1997

ROBERT M. GATES